UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors,
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company,
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
04/30/2026
Date of reporting period:
10/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Core U.S. REIT ETF
USRT | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Core U.S. REIT ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. REIT ETF	$4	0.08%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,131,101,800
Number of Portfolio Holdings	136
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Specialized REITs	27.2%
Health Care REITs	18.1%
Retail REITs	17.0%
Residential REITs	15.2%
Industrial REITs	12.9%
Office REITs	4.3%
Diversified REITs	2.7%
Hotel & Resort REITs	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	8.7%
Prologis, Inc.	8.3%
Equinix, Inc.	6.3%
Simon Property Group, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Realty Income Corp.	4.3%
Public Storage	3.9%
Ventas, Inc.	3.1%
VICI Properties, Inc.	2.9%
Iron Mountain, Inc.	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core U.S. REIT ETF
Semi-Annual Shareholder Report — October 31, 2025
USRT-10/25-SAR

iShares Core Dividend ETF
DIVB | Cboe BZX Exchange
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Core Dividend ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend ETF	$3	0.05%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,093,763,854
Number of Portfolio Holdings	439
Portfolio Turnover Rate	26%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.0%
Financials	20.3%
Industrials	10.3%
Health Care	9.4%
Consumer Staples	9.3%
Energy	8.1%
Consumer Discretionary	5.1%
Communication Services	3.9%
Real Estate	2.9%
Utilities	2.6%
Materials	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Cisco Systems, Inc.	5.3%
Exxon Mobil Corp.	4.0%
QUALCOMM, Inc.	3.8%
JPMorgan Chase & Co.	3.7%
International Business Machines Corp.	3.0%
Accenture PLC, Class A	2.6%
Wells Fargo & Co.	2.3%
Dell Technologies, Inc., Class C	2.1%
Bank of America Corp.	2.0%
Texas Instruments, Inc.	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core Dividend ETF
Semi-Annual Shareholder Report — October 31, 2025
DIVB-10/25-SAR

iShares Core Dividend Growth ETF
DGRO | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Core Dividend Growth ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend Growth ETF	$4	0.08%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$34,571,460,076
Number of Portfolio Holdings	403
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.8%
Information Technology	19.0%
Health Care	17.3%
Consumer Staples	11.3%
Industrials	11.2%
Utilities	7.2%
Consumer Discretionary	5.3%
Energy	5.1%
Materials	2.7%
Communication Services	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	3.3%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	3.1%
Microsoft Corp.	3.1%
Exxon Mobil Corp.	3.0%
AbbVie, Inc.	2.8%
Broadcom, Inc.	2.7%
Procter & Gamble Co. (The)	2.2%
UnitedHealth Group, Inc.	2.0%
Home Depot, Inc. (The)	1.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core Dividend Growth ETF
Semi-Annual Shareholder Report — October 31, 2025
DGRO-10/25-SAR

iShares Core High Dividend ETF
HDV | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Core High Dividend ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core High Dividend ETF	$4	0.08%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$11,278,802,054
Number of Portfolio Holdings	79
Portfolio Turnover Rate	35%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	24.6%
Energy	22.2%
Health Care	21.0%
Utilities	9.4%
Consumer Discretionary	6.2%
Information Technology	5.8%
Communication Services	3.5%
Financials	3.3%
Industrials	3.0%
Materials	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	8.9%
Chevron Corp.	6.8%
Johnson & Johnson	6.7%
AbbVie, Inc.	6.1%
Procter & Gamble Co. (The)	4.8%
Home Depot, Inc. (The)	4.2%
Coca-Cola Co. (The)	4.1%
Merck & Co., Inc.	4.1%
PepsiCo, Inc.	4.1%
Philip Morris International, Inc.	3.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core High Dividend ETF
Semi-Annual Shareholder Report — October 31, 2025
HDV-10/25-SAR

iShares Select Dividend ETF
DVY | NASDAQ
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Select Dividend ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select Dividend ETF	$20	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$20,359,905,314
Number of Portfolio Holdings	104
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Utilities	26.2%
Financials	25.9%
Consumer Staples	10.5%
Consumer Discretionary	7.3%
Energy	5.9%
Materials	5.7%
Information Technology	5.6%
Communication Services	5.4%
Health Care	5.3%
Industrials	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Ford Motor Co.	2.7%
Seagate Technology Holdings PLC	2.4%
Altria Group, Inc.	2.3%
Edison International	1.9%
Pfizer, Inc.	1.9%
Eversource Energy	1.8%
Verizon Communications, Inc.	1.8%
Archer-Daniels-Midland Co.	1.7%
KeyCorp	1.6%
Dominion Energy, Inc.	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Select Dividend ETF
Semi-Annual Shareholder Report — October 31, 2025
DVY-10/25-SAR

iShares Morningstar Mid-Cap Value ETF
IMCV | NASDAQ
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Morningstar Mid-Cap Value ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Value ETF	$3	0.06%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$864,289,973
Number of Portfolio Holdings	285
Portfolio Turnover Rate	17%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.3%
Industrials	11.8%
Utilities	11.1%
Energy	10.0%
Information Technology	9.4%
Consumer Staples	7.7%
Consumer Discretionary	7.5%
Materials	7.4%
Health Care	7.3%
Real Estate	6.0%
Communication Services	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Capital One Financial Corp.	2.4%
Newmont Corp.	1.5%
U.S. Bancorp	1.2%
CSX Corp.	1.1%
General Motors Co.	1.1%
American Electric Power Co., Inc.	1.1%
Travelers Cos., Inc. (The)	1.0%
Sempra	1.0%
Marathon Petroleum Corp.	1.0%
Truist Financial Corp.	1.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Mid-Cap Value ETF
Semi-Annual Shareholder Report — October 31, 2025
IMCV-10/25-SAR

iShares Morningstar Small-Cap ETF
ISCB | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Morningstar Small-Cap ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$252,749,612
Number of Portfolio Holdings	1,556
Portfolio Turnover Rate	14%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	20.9%
Financials	15.7%
Information Technology	15.3%
Health Care	12.7%
Consumer Discretionary	11.9%
Real Estate	6.0%
Materials	4.5%
Energy	4.0%
Communication Services	3.2%
Utilities	3.1%
Consumer Staples	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Credo Technology Group Holding Ltd.	0.5%
Ciena Corp.	0.5%
Bloom Energy Corp., Class A	0.5%
Rocket Lab Corp.	0.5%
Astera Labs, Inc.	0.5%
Sandisk Corp.	0.4%
Coherent Corp.	0.4%
BWX Technologies, Inc.	0.4%
nVent Electric PLC	0.4%
IonQ, Inc.	0.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Small-Cap ETF
Semi-Annual Shareholder Report — October 31, 2025
ISCB-10/25-SAR

iShares Morningstar U.S. Equity ETF
ILCB | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Morningstar U.S. Equity ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar U.S. Equity ETF	$2	0.03%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,178,299,046
Number of Portfolio Holdings	567
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.8%
Financials	12.9%
Consumer Discretionary	10.7%
Communication Services	9.9%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Real Estate	1.8%
Materials	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.0%
Apple Inc.	6.7%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.6%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar U.S. Equity ETF
Semi-Annual Shareholder Report — October 31, 2025
ILCB-10/25-SAR

iShares Morningstar Value ETF
ILCV | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Morningstar Value ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Value ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,129,193,563
Number of Portfolio Holdings	406
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.5%
Information Technology	17.0%
Communication Services	12.8%
Health Care	12.4%
Consumer Discretionary	9.3%
Industrials	8.9%
Consumer Staples	7.0%
Energy	5.6%
Utilities	3.9%
Materials	2.5%
Real Estate	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.3%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class C, NVS	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	1.8%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.4%
Home Depot, Inc. (The)	1.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Value ETF
Semi-Annual Shareholder Report — October 31, 2025
ILCV-10/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

OCTOBER 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares Core U.S. REIT ETF | USRT | NYSE Arca

2

Schedule of Investments (unaudited) October 31, 2025	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.7%
Alexander & Baldwin, Inc.	206,908	$3,304,321
Alpine Income Property Trust, Inc.	37,556	551,322
American Assets Trust, Inc.	147,429	2,817,368
Armada Hoffler Properties, Inc.	227,552	1,488,190
Broadstone Net Lease, Inc.	536,557	9,615,101
CTO Realty Growth, Inc.	86,650	1,445,322
Essential Properties Realty Trust, Inc.	561,415	16,775,080
Gladstone Commercial Corp.	131,060	1,498,016
Global Net Lease, Inc.	565,648	4,310,238
NexPoint Diversified Real Estate Trust	100,845	320,687
WP Carey, Inc.	618,719	40,835,454

		82,961,099

Health Care REITs — 18.1%
Alexandria Real Estate Equities, Inc.	489,613	28,505,269
American Healthcare REIT, Inc.	449,818	20,385,752
CareTrust REIT, Inc.	602,155	20,864,671
Community Healthcare Trust, Inc.	78,682	1,153,478
Diversified Healthcare Trust	620,100	2,641,626
Global Medical REIT, Inc.	36,435	1,118,554
Healthcare Realty Trust, Inc.	936,680	16,597,970
Healthpeak Properties, Inc.	1,978,690	35,517,485
LTC Properties, Inc.	128,858	4,520,339
Medical Properties Trust, Inc.	1,424,013	7,362,147
National Health Investors, Inc.	130,606	9,731,453
Omega Healthcare Investors, Inc.	819,728	34,453,168
Sabra Health Care REIT, Inc.	671,791	11,971,316
Sila Realty Trust, Inc.	157,645	3,736,186
Universal Health Realty Income Trust	36,813	1,406,993
Ventas, Inc.	1,293,181	95,423,826
Welltower, Inc.	1,494,676	270,596,143

		565,986,376

Hotel & Resort REITs — 2.6%
Apple Hospitality REIT, Inc.	633,675	7,090,823
Chatham Lodging Trust	133,818	856,435
DiamondRock Hospitality Co.	583,886	4,565,989
Host Hotels & Resorts, Inc.	1,957,480	31,358,830
Park Hotels & Resorts, Inc.	561,519	5,778,031
Pebblebrook Hotel Trust(a)	333,104	3,484,268
RLJ Lodging Trust	420,925	2,862,290
Ryman Hospitality Properties, Inc.	174,530	15,168,402
Service Properties Trust	440,425	942,509
Summit Hotel Properties, Inc.	312,086	1,604,122
Sunstone Hotel Investors, Inc.	538,007	4,761,362
Xenia Hotels & Resorts, Inc.	280,314	3,447,862

		81,920,923

Industrial REITs — 12.9%
Americold Realty Trust, Inc.	814,581	10,499,949
EastGroup Properties, Inc.	151,127	26,376,195
First Industrial Realty Trust, Inc.	365,330	20,195,442
Industrial Logistics Properties Trust	153,876	812,465
Innovative Industrial Properties, Inc.	78,679	3,945,752
Lineage, Inc.	201,609	7,943,395
LXP Industrial Trust	824,803	7,827,380
One Liberty Properties, Inc.	52,151	1,047,714
Plymouth Industrial REIT, Inc.	115,906	2,549,932
Prologis, Inc.	2,076,792	257,709,119
Rexford Industrial Realty, Inc.	676,499	27,952,939

Security	Shares	Value

Industrial REITs (continued)
STAG Industrial, Inc.	532,843	$20,391,902
Terreno Realty Corp.	288,984	16,509,656

		403,761,840

Office REITs — 4.3%
Brandywine Realty Trust	489,345	1,678,453
BXP, Inc.	452,120	32,186,423
City Office REIT, Inc.	111,241	767,563
COPT Defense Properties	322,358	9,080,825
Cousins Properties, Inc.	476,314	12,350,822
Douglas Emmett, Inc.	408,066	5,280,374
Easterly Government Properties, Inc.	116,784	2,524,870
Empire State Realty Trust, Inc., Class A	389,925	2,881,546
Highwoods Properties, Inc.	302,971	8,674,060
Hudson Pacific Properties, Inc.(b)	1,054,907	2,573,973
JBG SMITH Properties	176,301	3,436,107
Kilroy Realty Corp.	334,799	14,145,258
NET Lease Office Properties	42,775	1,255,446
Orion Properties, Inc.	147,653	364,703
Paramount Group, Inc.(b)	527,714	3,451,250
Peakstone Realty Trust, Class E	104,795	1,415,780
Piedmont Realty Trust, Inc., Class A	352,408	2,840,408
Postal Realty Trust, Inc., Class A	64,094	949,232
SL Green Realty Corp.	203,025	10,425,334
Vornado Realty Trust	503,430	19,100,134

		135,382,561

Residential REITs — 15.1%
American Homes 4 Rent, Class A	975,279	30,818,816
Apartment Investment & Management Co., Class A	374,834	1,994,117
AvalonBay Communities, Inc.	405,954	70,603,520
BRT Apartments Corp.	32,420	476,898
Camden Property Trust	306,798	30,520,265
Centerspace	47,774	2,830,610
Elme Communities	249,266	4,100,426
Equity LifeStyle Properties, Inc.	548,447	33,482,689
Equity Residential	1,081,164	64,264,388
Essex Property Trust, Inc.	181,924	45,803,005
Independence Realty Trust, Inc.	664,760	10,589,627
Invitation Homes, Inc.	1,746,587	49,166,424
Mid-America Apartment Communities, Inc.	332,142	42,590,569
NexPoint Residential Trust, Inc.	63,511	1,947,882
Sun Communities, Inc.	360,667	45,660,442
UDR, Inc.	943,030	31,770,681
UMH Properties, Inc.	224,576	3,265,335
Veris Residential, Inc.	223,770	3,213,337

		473,099,031

Retail REITs — 16.9%
Acadia Realty Trust	372,873	7,110,688
Agree Realty Corp.	309,008	22,560,674
Alexander’s, Inc.	6,148	1,358,278
Brixmor Property Group, Inc.	869,039	22,734,060
CBL & Associates Properties, Inc.	51,589	1,525,487
Curbline Properties Corp.	275,459	6,352,085
Federal Realty Investment Trust	242,814	23,356,279
FrontView REIT, Inc.	54,812	729,000
Getty Realty Corp.	149,623	4,104,159
InvenTrust Properties Corp.	220,824	6,050,578
Kimco Realty Corp.	1,907,467	39,408,268
Kite Realty Group Trust	624,037	13,816,179
Macerich Co. (The)	717,602	12,306,874
NETSTREIT Corp.	268,004	4,990,234
NNN REIT, Inc.	533,746	21,595,363

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Phillips Edison & Co., Inc.	356,800	$12,074,112
Realty Income Corp.	2,301,783	133,457,378
Regency Centers Corp.	515,636	35,553,102
Saul Centers, Inc.	34,971	1,035,491
Simon Property Group, Inc.	796,712	140,030,101
SITE Centers Corp.	143,026	1,048,381
Tanger, Inc.	316,120	10,292,867
Urban Edge Properties	359,426	6,911,762
Whitestone REIT	128,288	1,608,732

		530,010,132

Specialized REITs — 27.2%
CubeSmart	646,140	24,340,094
Digital Realty Trust, Inc.	808,501	137,776,656
EPR Properties	213,169	10,449,544
Equinix, Inc.	233,723	197,731,995
Extra Space Storage, Inc.	601,374	80,307,484
Farmland Partners, Inc.	117,437	1,177,893
Four Corners Property Trust, Inc.	281,924	6,664,683
Gaming & Leisure Properties, Inc.	775,043	34,613,420
Gladstone Land Corp.	99,680	903,101
Iron Mountain, Inc.	837,497	86,220,316
Lamar Advertising Co., Class A	250,111	29,660,664
Millrose Properties, Inc., Class A(a)	341,953	11,014,306
National Storage Affiliates Trust	200,976	5,846,392
Outfront Media, Inc.	393,585	6,962,519
Public Storage	433,035	120,626,230
Safehold, Inc.	159,298	2,298,670

Security	Shares	Value

Specialized REITs (continued)
Smartstop Self Storage REIT, Inc.	88,155	$3,028,124
VICI Properties, Inc.	3,014,793	90,413,642

		850,035,733

Total Long-Term Investments — 99.8% (Cost: $3,195,130,339)		3,123,157,695

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	4,302,388	4,304,539
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	5,998,150	5,998,150

Total Short-Term Securities — 0.3% (Cost: $10,302,558)		10,302,689

Total Investments — 100.1% (Cost: $3,205,432,897)		3,133,460,384

Liabilities in Excess of Other Assets — (0.1)%		(2,358,584)

Net Assets — 100.0%		$3,131,101,800

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a) (3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,873,641	$—		$(1,569,106	)(a)	$6	$(2)	$4,304,539	4,302,388	$2,381	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,262,548	735,602	(a)	—		—	—	5,998,150	5,998,150	132,349		—

						$6	$(2)	$10,302,689		$134,730		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core U.S. REIT ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	210	12/19/25	$7,564	$(128,963)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$128,963	$—	$—	$—	$128,963

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(37,889)	$—	$—	$—	$(37,889)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(149,485)	$—	$—	$—	$(149,485)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,478,255

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core U.S. REIT ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,123,157,695	$—	$—	$3,123,157,695
Short-Term Securities
Money Market Funds	10,302,689	—	—	10,302,689

	$3,133,460,384	$—	$—	$3,133,460,384

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(128,963)	$—	$—	$(128,963)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

6	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited)

October 31, 2025

iShares Core U.S. REIT ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,123,157,695
Investments, at value — affiliated(c)	10,302,689
Cash	3
Cash pledged:
Futures contracts	543,000
Receivables:
Securities lending income — affiliated	966
Dividends — unaffiliated	1,556,172
Dividends — affiliated	17,289
Variation margin on futures contracts	18,900

Total assets	3,135,596,714

LIABILITIES
Collateral on securities loaned	4,280,044
Payables:
Investment advisory fees	214,870

Total liabilities	4,494,914

Commitments and contingent liabilities

NET ASSETS	$3,131,101,800

NET ASSETS CONSIST OF:
Paid-in capital	$3,247,182,845
Accumulated loss	(116,081,045)

NET ASSETS	$3,131,101,800

NET ASSET VALUE
Shares outstanding	54,350,000

Net asset value	$57.61

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$3,195,130,339
(b) Securities loaned, at value	$4,086,579
(c) Investments, at cost — affiliated	$10,302,558

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	7

Statement of Operations (unaudited)

Six Months Ended October 31, 2025

iShares Core U.S. REIT ETF

INVESTMENT INCOME
Dividends — unaffiliated	$65,432,215
Dividends — affiliated	132,349
Interest — unaffiliated	115
Securities lending income — affiliated — net	2,381

Total investment income	65,567,060

EXPENSES
Investment advisory	1,217,868

Total expenses	1,217,868

Net investment income	64,349,192

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,868,113)
Investments — affiliated	6
Futures contracts	(37,889)
In-kind redemptions — unaffiliated(a)	4,005,070

(13,900,926)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	74,118,654
Investments — affiliated	(2)
Futures contracts	(149,485)

73,969,167

Net realized and unrealized gain	60,068,241

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,417,433

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

8	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares Core U.S. REIT ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$64,349,192		$81,659,394
Net realized gain (loss)	(13,900,926)		36,773,344
Net change in unrealized appreciation (depreciation)	73,969,167		211,684,320

Net increase in net assets resulting from operations	124,417,433		330,117,058

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(42,419,078	)(b)	(76,166,281)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	191,808,876		365,462,812

NET ASSETS
Total increase in net assets	273,807,231		619,413,589
Beginning of period	2,857,294,569		2,237,880,980

End of period	$3,131,101,800		$2,857,294,569

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. REIT ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$56.03		$50.06	$50.84	$61.83	$56.60	$42.45

Net investment income(a)	1.22		1.73	1.77	1.71	1.24	1.17
Net realized and unrealized gain (loss)(b)	1.16		5.85	(0.85)	(10.95)	5.45	14.39

Net increase (decrease) from investment operations	2.38		7.58	0.92	(9.24)	6.69	15.56

Distributions(c)
From net investment income	(0.80	)(d)	(1.61)	(1.70)	(1.75)	(1.43)	(1.41)
From net realized gain	—		—	—	—	(0.03)	—

Total distributions	(0.80)		(1.61)	(1.70)	(1.75)	(1.46)	(1.41)

Net asset value, end of period	$57.61		$56.03	$50.06	$50.84	$61.83	$56.60

Total Return(e)
Based on net asset value	4.27	%(f)	15.03%	1.82%	(14.84)%	11.82%	37.43%

Ratios to Average Net Assets(g)
Total expenses	0.08	%(h)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	4.23	%(h)	3.01%	3.47%	3.24%	2.00%	2.48%

Supplemental Data
Net assets, end of period (000)	$3,131,102		$2,857,295	$2,237,881	$1,891,337	$2,318,550	$1,986,692

Portfolio turnover rate(i)	6%		7%	5%	8%	9%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

10	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Core U.S. REIT	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	11

Notes to Financial Statements (unaudited) (continued)

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

	Securities	Cash	Non-Cash Collateral Received,		Net
Counterparty	Loaned at Value	Collateral Received (a)	at Fair Value	(a)	Amount

Barclays Bank PLC	$2,542,826	$(2,542,826)	$—		$—
J.P. Morgan Securities LLC	1,347,022	(1,347,022)	—		—
Jefferies LLC	3,221	(3,221)	—		—
Morgan Stanley	193,510	(193,510)	—		—

	$4,086,579	$(4,086,579)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fees

Core U.S. REIT	0.08%

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

fees the Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the six months ended October 31, 2025, the Fund paid BTC $831 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core U.S. REIT	$34,458,236	$66,493,069	$ (5,354,880)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core U.S. REIT	$211,574,976	$ 189,930,409

For the six months ended October 31, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core U.S. REIT	$210,260,722	$ 19,959,267

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of April 30, 2025, the Fund had non-expiring capital loss carryforwards of $32,683,125 available to offset future realized capital gains.

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core U.S. REIT	$3,236,491,675	$300,435,229	$(403,595,483)	$(103,160,254)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invest.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/25		Year Ended 04/30/25

Share Class	Shares	Amount	Shares	Amount

Shares sold	3,700,000	$211,930,482	11,000,000	$634,727,230
Shares redeemed	(350,000)	(20,121,606)	(4,700,000)	(269,264,418)

	3,350,000	$191,808,876	6,300,000	$365,462,812

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	17

Board Review and Approval of Investment Advisory Contract

iShares Core U.S. REIT ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

18	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	19

Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

20	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	21

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

• iShares Core Dividend ETF | DIVB | Cboe BZX Exchange

• iShares Core Dividend Growth ETF | DGRO | NYSE Arca

• iShares Core High Dividend ETF | HDV | NYSE Arca

• iShares Select Dividend ETF | DVY | NASDAQ

2

Schedule of Investments (unaudited) October 31, 2025	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
General Dynamics Corp.	6,963	$2,401,538
Huntington Ingalls Industries, Inc.	1,139	366,781
L3Harris Technologies, Inc.	5,368	1,551,889
Lockheed Martin Corp.	13,731	6,754,004
Northrop Grumman Corp.	4,975	2,902,664
RTX Corp.	58,436	10,430,826

		24,407,702

Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	2,602	400,682
Expeditors International of Washington, Inc.	7,481	911,934
FedEx Corp.	14,431	3,662,876
United Parcel Service, Inc., Class B	63,148	6,088,730

		11,064,222

Automobile Components — 0.1%
Autoliv, Inc.	4,640	541,952
BorgWarner, Inc.	9,421	404,726
Gentex Corp.	11,291	264,774

		1,211,452

Automobiles — 0.4%
Ford Motor Co.	282,749	3,712,494
Thor Industries, Inc.	1,405	146,612

		3,859,106

Banks — 11.1%
Bank of America Corp.	411,841	22,012,901
Bank OZK	4,363	196,291
BOK Financial Corp.	1,026	107,299
Cadence Bank	353	13,322
Cathay General Bancorp	3,330	151,349
Citigroup, Inc.	90,159	9,126,796
Citizens Financial Group, Inc.	34,169	1,738,177
Columbia Banking System, Inc.	12,559	336,581
Comerica, Inc.	7,990	611,235
Commerce Bancshares, Inc.	5,501	289,518
Cullen/Frost Bankers, Inc.	2,420	297,999
East West Bancorp, Inc.	5,212	529,539
Fifth Third Bancorp	34,395	1,431,520
First Bancorp	12,062	235,088
First Financial Bankshares, Inc.	2,570	79,387
First Hawaiian, Inc.	7,324	179,658
First Horizon Corp.	39,912	852,520
FNB Corp.	12,096	190,149
Fulton Financial Corp.	1,416	24,596
Glacier Bancorp, Inc.	3,459	141,300
Hancock Whitney Corp.	3,646	208,223
Home BancShares, Inc.	8,449	225,673
Huntington Bancshares, Inc.	56,451	871,603
International Bancshares Corp.	1,296	86,028
JPMorgan Chase & Co.	127,829	39,770,158
KeyCorp	44,139	776,405
M&T Bank Corp.	10,603	1,949,574
Old National Bancorp	1,141	23,311
PNC Financial Services Group, Inc. (The)	17,176	3,135,479
Popular, Inc.	3,417	380,893
Prosperity Bancshares, Inc.	4,189	275,720
Regions Financial Corp.	54,901	1,328,604
SouthState Bank Corp.	2,612	231,554
Synovus Financial Corp.	9,330	416,491
Truist Financial Corp.	91,309	4,075,121
U.S. Bancorp	64,582	3,014,688

Security	Shares	Value

Banks (continued)
United Bankshares, Inc.	6,797	$243,265
United Community Banks, Inc.	3,526	102,959
Valley National Bancorp	1,447	15,729
Webster Financial Corp.	8,114	462,823
Wells Fargo & Co.	282,866	24,600,856
Western Alliance Bancorp	414	32,023
Zions Bancorp N.A.	5,661	294,995

		121,067,400

Beverages — 2.5%
Brown-Forman Corp., Class A	2,673	72,492
Brown-Forman Corp., Class B, NVS	17,844	485,892
Coca-Cola Co. (The)	163,753	11,282,582
Constellation Brands, Inc., Class A	12,275	1,612,689
Keurig Dr. Pepper, Inc.	78,553	2,133,499
Molson Coors Beverage Co., Class B	20,441	893,681
PepsiCo, Inc.	75,390	11,013,725

		27,494,560

Biotechnology — 2.0%
AbbVie, Inc.	57,175	12,466,437
Amgen, Inc.	16,875	5,036,006
Gilead Sciences, Inc.	39,762	4,763,090

		22,265,533

Broadline Retail — 0.3%
eBay, Inc.	32,793	2,666,399
Macy’s, Inc.	13,212	257,502

		2,923,901

Building Products — 0.3%
A. O. Smith Corp.	6,671	440,219
Carlisle Cos., Inc.	3,938	1,280,047
Fortune Brands Innovations, Inc.	5,939	301,701
Griffon Corp.	2,985	220,920
Masco Corp.	11,007	712,813
Owens Corning	5,166	657,684

		3,613,384

Capital Markets — 5.0%
Ameriprise Financial, Inc.	6,652	3,011,826
Ares Management Corp., Class A	4,260	633,505
Bank of New York Mellon Corp. (The)	42,487	4,585,622
BlackRock, Inc.(a)	4,558	4,935,448
Blackstone, Inc., Class A	23,392	3,430,203
Blue Owl Capital, Inc., Class A	29,847	470,687
Carlyle Group, Inc. (The)	10,053	536,026
CME Group, Inc., Class A	14,382	3,818,277
Cohen & Steers, Inc.	1,161	79,319
Evercore, Inc., Class A	1,989	585,880
Federated Hermes, Inc., Class B, NVS	7,580	367,478
Franklin Resources, Inc.	24,441	552,611
Goldman Sachs Group, Inc. (The)	19,255	15,199,319
Invesco Ltd.	17,660	418,542
Janus Henderson Group PLC	7,189	313,153
Jefferies Financial Group, Inc.	5,240	276,829
Lazard, Inc.	4,861	237,217
Moelis & Co., Class A	1,345	85,179
Morgan Stanley	64,054	10,504,856
Northern Trust Corp.	12,681	1,631,664
StepStone Group, Inc., Class A	2,027	123,404
Stifel Financial Corp.	4,556	539,567
T Rowe Price Group, Inc.	15,771	1,617,001

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
TPG, Inc., Class A	4,669	$256,982
Victory Capital Holdings, Inc., Class A	2,767	172,301

		54,382,896

Chemicals — 0.6%
Air Products & Chemicals, Inc.	5,167	1,253,463
Albemarle Corp.	2,233	219,348
Avient Corp.	2,293	73,537
Cabot Corp.	2,927	197,514
Celanese Corp., Class A	1,584	60,889
DuPont de Nemours, Inc.	22,783	1,860,232
Eastman Chemical Co.	8,247	490,861
FMC Corp.	6,603	100,167
HB Fuller Co.	1,560	89,497
International Flavors & Fragrances, Inc.(b)	5,760	362,707
Mosaic Co. (The)	15,032	412,628
PPG Industries, Inc.	11,121	1,087,078
RPM International, Inc.	2,606	284,784
Scotts Miracle-Gro Co. (The)	1,845	98,744
Solstice Advanced Materials, Inc.(b)	6,198	279,344
Westlake Corp.	889	61,172

		6,931,965

Commercial Services & Supplies — 0.0%
ABM Industries, Inc.	2,885	124,055
Brink’s Co. (The)	2,229	247,776

		371,831

Communications Equipment — 5.3%
Cisco Systems, Inc.	791,789	57,887,694

Construction Materials — 0.3%
CRH PLC	26,122	3,111,130

Consumer Finance — 0.3%
Ally Financial, Inc.	9,981	388,960
OneMain Holdings, Inc.	10,752	636,411
SLM Corp.	12,225	328,241
Synchrony Financial	25,404	1,889,549

		3,243,161

Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc., Class A	22,757	402,572
Dollar General Corp.	6,036	595,512
Kroger Co. (The)	58,186	3,702,375
Sysco Corp.	34,240	2,543,347
Target Corp.	36,657	3,398,837

		10,642,643

Containers & Packaging — 0.5%
Amcor PLC	153,015	1,208,819
Avery Dennison Corp.	3,668	641,497
Ball Corp.	29,514	1,387,158
Graphic Packaging Holding Co.	14,180	226,738
International Paper Co.	20,930	808,735
Packaging Corp. of America	2,244	439,285
Sealed Air Corp.	3,371	112,962
Smurfit WestRock PLC	17,643	651,380
Sonoco Products Co.	4,381	177,737

		5,654,311

Distributors — 0.1%
Genuine Parts Co.	4,940	628,911
LKQ Corp.	16,401	524,176
Pool Corp.	1,499	400,323

		1,553,410

Security	Shares	Value

Diversified Consumer Services — 0.1%
ADT, Inc.	26,954	$238,273
H&R Block, Inc.	11,744	584,147
Service Corp. International	7,605	635,093

		1,457,513

Diversified REITs — 0.1%
Broadstone Net Lease, Inc.	10,087	180,759
WP Carey, Inc.	10,616	700,656

		881,415

Diversified Telecommunication Services — 2.5%
AT&T Inc.	451,970	11,186,257
Verizon Communications, Inc.	399,824	15,889,006

		27,075,263

Electric Utilities — 1.7%
ALLETE, Inc.	2,245	151,156
Alliant Energy Corp.	6,250	417,625
American Electric Power Co., Inc.	10,079	1,212,101
Duke Energy Corp.	23,829	2,961,945
Edison International	23,962	1,327,016
Entergy Corp.	5,790	556,361
Evergy, Inc.	8,130	624,465
Eversource Energy	6,688	493,641
Exelon Corp.	31,484	1,452,042
FirstEnergy Corp.	19,123	876,407
IDACORP, Inc.	1,077	138,955
MGE Energy, Inc.	546	45,247
NextEra Energy, Inc.	47,503	3,866,744
OGE Energy Corp.	7,282	321,427
Otter Tail Corp.	1,117	86,255
Pinnacle West Capital Corp.	2,975	263,347
PPL Corp.	19,720	720,174
Southern Co. (The)	32,006	3,009,844
Xcel Energy, Inc.	833	67,615

		18,592,367

Electrical Equipment — 0.4%
Emerson Electric Co.	15,158	2,115,602
Rockwell Automation, Inc.	2,989	1,101,028
Sensata Technologies Holding PLC	24,717	786,742

		4,003,372

Electronic Equipment, Instruments & Components — 1.9%
Avnet, Inc.	26,984	1,307,375
Corning, Inc.	53,327	4,750,369
TD SYNNEX Corp.	19,240	3,010,868
TE Connectivity PLC	48,408	11,957,260

		21,025,872

Energy Equipment & Services — 0.8%
Archrock, Inc.	1,632	41,241
Baker Hughes Co., Class A	39,739	1,923,765
Halliburton Co.	77,984	2,093,091
NOV, Inc.	30,641	447,359
SLB Ltd.	123,958	4,469,925
Weatherford International PLC	3,109	229,102

		9,204,483

Entertainment — 0.0%
Warner Music Group Corp., Class A	4,689	149,860

Financial Services — 1.5%
Enact Holdings, Inc.	3,426	122,377
Equitable Holdings, Inc.	4,476	221,114
Essent Group Ltd.	6,083	368,447
Fidelity National Information Services, Inc.	209,474	13,096,315

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Global Payments, Inc.	15,128	$1,176,353
MGIC Investment Corp.	26,157	717,225
Radian Group, Inc.	16,601	563,438
TFS Financial Corp.	4,823	64,146

		16,329,415

Food Products — 1.7%
Cal-Maine Foods, Inc.	4,236	371,921
Campbell’s Co. (The)	12,858	387,412
Conagra Brands, Inc.	47,050	808,789
Flowers Foods, Inc.	18,077	215,659
General Mills, Inc.	70,535	3,287,636
Hershey Co. (The)	7,161	1,214,720
Hormel Foods Corp.	16,775	362,172
Ingredion, Inc.	3,683	425,055
J M Smucker Co. (The)	5,205	538,978
Kellanova	8,484	704,681
Kraft Heinz Co. (The)	96,470	2,385,703
Lamb Weston Holdings, Inc.	9,157	565,262
Marzetti Co. (The)	492	77,141
McCormick & Co., Inc., NVS	8,946	573,975
Mondelez International, Inc., Class A	99,248	5,702,790
Tyson Foods, Inc., Class A	13,173	677,224

		18,299,118

Gas Utilities — 0.1%
MDU Resources Group, Inc.	5,860	112,395
National Fuel Gas Co.	3,447	272,003
New Jersey Resources Corp.	2,475	109,642
UGI Corp.	9,126	305,082

		799,122

Ground Transportation — 1.0%
CSX Corp.	99,672	3,590,186
Norfolk Southern Corp.	5,438	1,541,020
Ryder System, Inc.	2,614	442,367
Union Pacific Corp.	22,859	5,037,438

		10,611,011

Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	13,419	247,849
Becton Dickinson & Co.	8,800	1,572,648
Medtronic PLC	59,316	5,379,961

		7,200,458

Health Care Providers & Services — 2.8%
Cigna Group (The)	20,119	4,917,285
CVS Health Corp.	64,913	5,072,951
Elevance Health, Inc.	13,035	4,134,702
Humana, Inc.	4,129	1,148,646
Quest Diagnostics, Inc.	1,781	313,367
UnitedHealth Group, Inc.	43,684	14,920,707

		30,507,658

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	9,643	561,415
Healthpeak Properties, Inc.	47,109	845,607
National Health Investors, Inc.	402	29,953
Sabra Health Care REIT, Inc.	10,185	181,497

		1,618,472

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	41,669	667,537
Ryman Hospitality Properties, Inc.	1,504	130,713

		798,250

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc.	5,044	$908,677
Las Vegas Sands Corp.	20,343	1,207,357
McDonald’s Corp.	24,976	7,453,588
Starbucks Corp.	40,830	3,301,922
Vail Resorts, Inc.	2,792	414,137
Wyndham Hotels & Resorts, Inc.	5,048	370,675
Yum! Brands, Inc.	7,834	1,082,737

		14,739,093

Household Durables — 0.5%
DR Horton, Inc.	16,597	2,474,281
Installed Building Products, Inc.	606	150,427
Lennar Corp., Class A	15,714	1,944,922
Lennar Corp., Class B	834	98,454
Meritage Homes Corp.	2,859	193,154
Whirlpool Corp.	3,775	270,403

		5,131,641

Household Products — 2.3%
Clorox Co. (The)	7,676	863,243
Colgate-Palmolive Co.	45,702	3,521,339
Kimberly-Clark Corp.	22,355	2,676,117
Procter & Gamble Co. (The)	121,591	18,283,639
Reynolds Consumer Products, Inc.	2,840	69,409

		25,413,747

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	36,905	511,872
Clearway Energy, Inc., Class A	1,992	59,740
Clearway Energy, Inc., Class C	5,718	182,576

		754,188

Industrial Conglomerates — 0.8%
3M Co.	21,657	3,605,890
Honeywell International, Inc.	27,975	5,632,207

		9,238,097

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	15,240	196,444
First Industrial Realty Trust, Inc.	3,708	204,978
Prologis, Inc.	30,041	3,727,788
STAG Industrial, Inc.	4,164	159,356

		4,288,566

Insurance — 2.3%
Aflac, Inc.	39,754	4,261,231
Allstate Corp. (The)	7,061	1,352,323
American Financial Group, Inc.	2,472	325,513
Arch Capital Group Ltd.	2,383	205,677
Assurant, Inc.	2,626	555,977
Axis Capital Holdings Ltd.	5,240	490,778
Cincinnati Financial Corp.	4,266	659,481
CNO Financial Group, Inc.	11,692	467,914
Fidelity National Financial, Inc., Class A	9,625	531,685
First American Financial Corp.	4,760	297,548
Hanover Insurance Group, Inc. (The)	897	153,279
Hartford Insurance Group, Inc. (The)	17,993	2,234,371
Kemper Corp.	1,991	89,575
Mercury General Corp.	523	40,428
MetLife, Inc.	69,275	5,529,530
Old Republic International Corp.	21,449	846,378
Primerica, Inc.	2,573	668,645
Principal Financial Group, Inc.	21,897	1,840,224
Prudential Financial, Inc.	30,622	3,184,688

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Reinsurance Group of America, Inc.	1,858	$339,011
Unum Group	15,077	1,106,953

		25,181,209

IT Services — 6.1%
Accenture PLC, Class A	112,743	28,197,024
Cognizant Technology Solutions Corp., Class A	87,952	6,409,942
International Business Machines Corp.	104,922	32,254,072

		66,861,038

Leisure Products — 0.1%
Acushnet Holdings Corp.	1,859	143,756
Brunswick Corp.	4,297	284,075
Hasbro, Inc.	4,888	373,003

		800,834

Machinery — 2.0%
Caterpillar, Inc.	23,015	13,285,639
CNH Industrial NV	53,658	562,873
Cummins, Inc.	2,425	1,061,374
Illinois Tool Works, Inc.	11,299	2,756,052
Lincoln Electric Holdings, Inc.	1,832	429,512
Oshkosh Corp.	1,448	178,524
Otis Worldwide Corp.	17,799	1,651,035
Snap-on, Inc.	2,024	679,153
Stanley Black & Decker, Inc.	5,911	400,293
Toro Co. (The)	4,783	357,434

		21,361,889

Marine Transportation — 0.0%
Matson, Inc.	2,083	210,279

Media — 0.8%
Comcast Corp., Class A	212,685	5,920,087
Interpublic Group of Cos., Inc. (The)	45,722	1,173,227
Omnicom Group, Inc.	16,557	1,242,106
Sirius XM Holdings, Inc.	15,102	327,562

		8,662,982

Metals & Mining — 0.7%
Commercial Metals Co.	4,085	242,486
Newmont Corp.	29,710	2,405,619
Nucor Corp.	14,372	2,156,518
Reliance, Inc.	3,598	1,016,183
Southern Copper Corp.	2,288	317,574
Steel Dynamics, Inc.	9,640	1,511,552

		7,649,932

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	11,324	239,729
Rithm Capital Corp.	22,790	250,006
Starwood Property Trust, Inc.	21,308	387,380

		877,115

Multi-Utilities — 0.7%
Ameren Corp.	4,214	429,912
Avista Corp.	2,028	77,165
Black Hills Corp.	597	37,868
CenterPoint Energy, Inc.	11,369	434,750
CMS Energy Corp.	5,498	404,378
Consolidated Edison, Inc.	5,538	539,457
Dominion Energy, Inc.	30,313	1,779,070
DTE Energy Co.	6,249	846,989
NiSource, Inc.	5,582	235,058
Northwestern Energy Group, Inc.	2,007	119,758
Public Service Enterprise Group, Inc.	14,450	1,164,092

Security	Shares	Value

Multi-Utilities (continued)
Sempra	11,822	$1,086,915
WEC Energy Group, Inc.	7,129	796,523

		7,951,935

Office REITs — 0.1%
BXP, Inc.	7,000	498,330
COPT Defense Properties	4,148	116,849
Highwoods Properties, Inc.	5,288	151,395
Kilroy Realty Corp.	5,230	220,968
SL Green Realty Corp.	391	20,078
Vornado Realty Trust	2,943	111,657

		1,119,277

Oil, Gas & Consumable Fuels — 7.2%
Antero Midstream Corp.	20,216	348,726
APA Corp.	32,665	739,862
California Resources Corp.	7,107	335,237
ConocoPhillips	118,079	10,492,500
Core Natural Resources, Inc.	4,461	352,419
Coterra Energy, Inc.	46,788	1,107,004
Devon Energy Corp.	53,458	1,736,850
Diamondback Energy, Inc.	7,591	1,086,955
DT Midstream, Inc.	3,469	379,821
EOG Resources, Inc.	45,852	4,852,976
Expand Energy Corp.	10,626	1,097,772
Exxon Mobil Corp.	384,119	43,927,849
Kinder Morgan, Inc.	105,145	2,753,748
Magnolia Oil & Gas Corp., Class A	16,356	367,356
Matador Resources Co.	4,095	161,589
Occidental Petroleum Corp.	7,254	298,865
ONEOK, Inc.	43,012	2,881,804
Ovintiv, Inc.	20,867	782,721
Permian Resources Corp., Class A	28,700	360,472
Targa Resources Corp.	10,785	1,661,321
Williams Cos., Inc. (The)	48,765	2,822,031

		78,547,878

Passenger Airlines — 0.1%
Southwest Airlines Co.	42,248	1,280,114

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	6,086	588,456
Interparfums, Inc.	648	57,769

		646,225

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	140,701	6,482,095
Johnson & Johnson	79,465	15,008,554
Merck & Co., Inc.	112,070	9,635,779
Organon & Co.	13,061	88,162
Perrigo Co. PLC	6,147	127,489
Pfizer, Inc.	370,828	9,140,910
Royalty Pharma PLC, Class A	22,855	857,977
Viatris, Inc.	78,284	811,022

		42,151,988

Professional Services — 2.1%
Automatic Data Processing, Inc.	51,288	13,350,266
Booz Allen Hamilton Holding Corp., Class A	7,929	691,092
Genpact Ltd.	25,806	984,499
Korn Ferry	2,006	129,788
Maximus, Inc.	2,643	219,686
Paychex, Inc.	45,884	5,369,805
Science Applications International Corp.	24,059	2,254,569

		22,999,705

6	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs — 0.5%
American Homes 4 Rent, Class A	6,999	$221,168
AvalonBay Communities, Inc.	4,524	786,814
Camden Property Trust	4,095	407,371
Equity LifeStyle Properties, Inc.	5,873	358,547
Equity Residential	13,836	822,412
Essex Property Trust, Inc.	2,171	546,593
Independence Realty Trust, Inc.	3,324	52,951
Invitation Homes, Inc.	20,320	572,008
Mid-America Apartment Communities, Inc.	4,577	586,909
Sun Communities, Inc.	2,852	361,063
UDR, Inc.	12,992	437,700

		5,153,536

Retail REITs — 0.4%
Brixmor Property Group, Inc.	10,238	267,826
Federal Realty Investment Trust	1,383	133,031
Kimco Realty Corp.	26,018	537,532
Kite Realty Group Trust	9,684	214,404
NNN REIT, Inc.	6,830	276,342
Phillips Edison & Co., Inc.	3,836	129,810
Regency Centers Corp.	7,422	511,747
Simon Property Group, Inc.	14,493	2,547,289
Tanger, Inc.	3,389	110,346

		4,728,327

Semiconductors & Semiconductor Equipment — 8.3%
Analog Devices, Inc.	52,953	12,397,886
Microchip Technology, Inc.	87,780	5,479,227
NXP Semiconductors NV	41,195	8,614,698
QUALCOMM, Inc.	226,431	40,961,368
Skyworks Solutions, Inc.	51,254	3,983,461
Texas Instruments, Inc.	122,969	19,854,575

		91,291,215

Software — 0.2%
Dolby Laboratories, Inc., Class A	2,673	177,274
Gen Digital, Inc.	91,256	2,405,508

		2,582,782

Specialized REITs — 1.2%
American Tower Corp.	15,038	2,691,501
Crown Castle, Inc.	24,053	2,170,062
CubeSmart	9,203	346,677
EPR Properties	4,652	228,041
Equinix, Inc.	847	716,570
Extra Space Storage, Inc.	8,521	1,137,894
Gaming & Leisure Properties, Inc.	7,042	314,496
Iron Mountain, Inc.	8,928	919,138
Lamar Advertising Co., Class A	4,306	510,649
PotlatchDeltic Corp.	4,114	164,560
Public Storage	5,898	1,642,947
Rayonier, Inc.	6,293	138,886
SBA Communications Corp.	3,406	652,181
VICI Properties, Inc.	30,633	918,684
Weyerhaeuser Co.	26,928	619,344

		13,171,630

Specialty Retail — 1.6%
Bath & Body Works, Inc.	18,515	453,247
Best Buy Co., Inc.	14,470	1,188,566
Dick’s Sporting Goods, Inc.	3,266	723,256
Gap, Inc. (The)	9,011	205,901

Security	Shares	Value

Specialty Retail (continued)
Home Depot, Inc. (The)	24,881	$9,444,579
Lowe’s Cos., Inc.	20,269	4,826,657
Penske Automotive Group, Inc.	745	119,252
Tractor Supply Co.	15,207	822,851

		17,784,309

Technology Hardware, Storage & Peripherals — 4.0%
Dell Technologies, Inc., Class C	139,857	22,658,233
Hewlett Packard Enterprise Co.	151,871	3,708,690
HP, Inc.	324,921	8,990,564
NetApp, Inc.	45,747	5,388,082
Seagate Technology Holdings PLC	12,797	3,274,496

		44,020,065

Textiles, Apparel & Luxury Goods — 0.6%
Kontoor Brands, Inc.	2,113	170,984
NIKE, Inc., Class B	69,962	4,518,846
Tapestry, Inc.	12,282	1,348,809
VF Corp.	7,673	107,729

		6,146,368

Tobacco — 1.7%
Altria Group, Inc.	173,615	9,788,414
Philip Morris International, Inc.	64,631	9,328,192

		19,116,606

Trading Companies & Distributors — 0.3%
Fastenal Co.	18,716	770,163
Ferguson Enterprises, Inc.	5,717	1,420,675
Herc Holdings, Inc.	648	92,048
MSC Industrial Direct Co., Inc., Class A	2,437	206,926
Rush Enterprises, Inc., Class A	2,545	125,748
Watsco, Inc.	581	213,814

		2,829,374

Water Utilities — 0.1%
American States Water Co.	410	29,237
American Water Works Co., Inc.	4,219	541,846
Essential Utilities, Inc.	1,836	71,659

		642,742

Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	33,847	7,109,562

Total Long-Term Investments — 99.7% (Cost: $1,006,404,055)		1,090,684,198

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	1,357,124	1,357,124

Total Short-Term Securities — 0.1% (Cost: $1,357,124)		1,357,124

Total Investments — 99.8% (Cost: $1,007,761,179)		1,092,041,322

Other Assets Less Liabilities — 0.2%		1,722,532

Net Assets — 100.0%		$1,093,763,854

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,006,283	$—	$(649,159	)(a)	$—	$—	$1,357,124	1,357,124	$41,745	$—
BlackRock, Inc.	3,912,119	2,641,381	(2,351,205)		262,410	470,743	4,935,448	4,558	47,744	—

					$262,410	$470,743	$6,292,572		$89,489	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 1000 Value E-Mini Index	31	12/19/25	$3,129	$(4,572)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,572	$—	$—	$—	$4,572

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$337,570	$—	$—	$—	$337,570

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(57,017)	$—	$—	$—	$(57,017)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,866,713

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

8	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,090,684,198	$—	$—	$1,090,684,198
Short-Term Securities
Money Market Funds	1,357,124	—	—	1,357,124

	$1,092,041,322	$—	$—	$1,092,041,322

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,572)	$—	$—	$(4,572)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) October 31, 2025	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
BWX Technologies, Inc.	46,319	$9,894,202
Curtiss-Wright Corp.	5,799	3,454,638
General Dynamics Corp.	359,937	124,142,271
HEICO Corp.	2,550	810,314
HEICO Corp., Class A	7,488	1,855,002
Huntington Ingalls Industries, Inc.	64,921	20,905,860
L3Harris Technologies, Inc.	259,913	75,140,848
Lockheed Martin Corp.	455,021	223,815,730
Northrop Grumman Corp.	174,198	101,635,823
RTX Corp.	1,882,650	336,053,025

		897,707,713

Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	184,553	28,419,317
Expeditors International of Washington, Inc.	134,518	16,397,744

		44,817,061

Automobile Components — 0.0%
Gentex Corp.	280,243	6,571,698

Automobiles — 0.0%
Thor Industries, Inc.	71,645	7,476,156

Banks — 8.5%
Atlantic Union Bankshares Corp.	409,500	13,316,940
BancFirst Corp.	27,179	2,958,706
Bank of America Corp.	11,410,129	609,871,395
Bank OZK	269,651	12,131,598
BOK Financial Corp.	40,287	4,213,214
Cadence Bank	145,900	5,506,266
Cathay General Bancorp	152,059	6,911,082
Citigroup, Inc.	3,671,450	371,660,883
Commerce Bancshares, Inc.	187,820	9,884,967
Cullen/Frost Bankers, Inc.	147,326	18,141,724
East West Bancorp, Inc.	241,931	24,580,190
Fifth Third Bancorp	1,727,689	71,906,416
First Bancorp	394,779	7,694,243
First Financial Bankshares, Inc.	189,695	5,859,679
Fulton Financial Corp.	556,787	9,671,390
Home BancShares, Inc.	400,150	10,688,006
JPMorgan Chase & Co.	3,421,316	1,064,439,834
M&T Bank Corp.	338,474	62,235,214
PNC Financial Services Group, Inc. (The)	1,046,540	191,045,877
Popular, Inc.	120,055	13,382,531
Prosperity Bancshares, Inc.	245,180	16,137,748
Regions Financial Corp.	2,533,046	61,299,713
ServisFirst Bancshares, Inc.	77,511	5,446,698
SouthState Bank Corp.	180,061	15,962,408
Synovus Financial Corp.	346,478	15,466,778
U.S. Bancorp	5,094,274	237,800,710
UMB Financial Corp.	69,906	7,471,553
United Community Banks, Inc.	273,580	7,988,536
Western Alliance Bancorp	157,875	12,211,631
Wintrust Financial Corp.	72,302	9,400,706
Zions Bancorp N.A	354,989	18,498,477

		2,923,785,113

Beverages — 3.9%
Brown-Forman Corp., Class A	111,635	3,027,541
Brown-Forman Corp., Class B, NVS	764,280	20,811,344
Coca-Cola Co. (The)	9,426,857	649,510,447

Security	Shares	Value

Beverages (continued)
Constellation Brands, Inc., Class A	337,717	$44,369,260
PepsiCo, Inc.	4,383,816	640,431,680

		1,358,150,272

Biotechnology — 5.0%
AbbVie, Inc.	4,402,570	959,936,363
Amgen, Inc.	1,456,457	434,650,463
Gilead Sciences, Inc.	2,709,717	324,596,999

		1,719,183,825

Broadline Retail — 0.1%
Dillard’s, Inc., Class A	690	414,055
eBay, Inc.	462,396	37,597,419

		38,011,474

Building Products — 0.7%
A. O. Smith Corp.	166,615	10,994,924
AAON, Inc.	26,598	2,616,977
Advanced Drainage Systems, Inc.	32,178	4,506,529
Allegion PLC	83,742	13,881,911
Armstrong World Industries, Inc.	19,625	3,737,189
Carlisle Cos., Inc.	38,572	12,537,829
Carrier Global Corp.	867,473	51,605,969
CSW Industrials, Inc.	4,128	1,033,734
Fortune Brands Innovations, Inc.	152,450	7,744,460
Griffon Corp.	33,492	2,478,743
Lennox International, Inc.	23,265	11,748,825
Masco Corp.	274,287	17,762,826
Owens Corning	120,814	15,380,830
Simpson Manufacturing Co., Inc.	23,139	4,084,034
Trane Technologies PLC	160,753	72,121,833
UFP Industries, Inc.	67,340	6,204,034

		238,440,647

Capital Markets — 5.8%
Ameriprise Financial, Inc.	97,272	44,041,843
Ares Management Corp., Class A	411,079	61,131,558
Bank of New York Mellon Corp. (The)	1,102,676	119,011,821
BlackRock, Inc.(a)	208,774	226,062,575
CME Group, Inc., Class A	545,808	144,906,566
Cohen & Steers, Inc.	75,421	5,152,763
Evercore, Inc., Class A	30,314	8,929,292
FactSet Research Systems, Inc.	35,407	9,446,588
Goldman Sachs Group, Inc. (The)	527,752	416,591,596
Hamilton Lane, Inc., Class A	44,070	5,022,217
Houlihan Lokey, Inc., Class A	54,160	9,698,973
Intercontinental Exchange, Inc.	503,811	73,702,511
Jefferies Financial Group, Inc.	316,050	16,696,921
KKR & Co., Inc., Class A	282,443	33,421,480
MarketAxess Holdings, Inc.	39,301	6,290,518
Moody’s Corp.	91,431	43,914,309
Morgan Stanley	2,645,277	433,825,428
Morningstar, Inc.	14,230	3,021,029
MSCI, Inc., Class A	74,804	44,025,894
Nasdaq, Inc.	350,185	29,937,316
Northern Trust Corp.	356,065	45,814,883
Raymond James Financial, Inc.	164,131	26,042,666
S&P Global, Inc.	172,166	83,880,997
SEI Investments Co.	86,428	6,966,961
State Street Corp.	626,359	72,444,682
Stifel Financial Corp.	139,013	16,463,310
Victory Capital Holdings, Inc., Class A	111,236	6,926,666

		1,993,371,363

10	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals — 1.7%
Air Products & Chemicals, Inc.	441,183	$107,026,584
Albemarle Corp.	184,096	18,083,750
Avient Corp.	196,024	6,286,490
Balchem Corp.	13,028	1,998,365
Cabot Corp.	92,817	6,263,291
Corteva, Inc.	504,696	31,008,522
Eastman Chemical Co.	441,728	26,291,651
Ecolab, Inc.	192,966	49,476,482
HB Fuller Co.	68,896	3,952,563
Linde PLC	473,095	197,895,638
Mosaic Co. (The)	658,557	18,077,390
NewMarket Corp.	7,960	6,112,484
PPG Industries, Inc.	459,829	44,948,285
RPM International, Inc.	163,081	17,821,492
Sherwin-Williams Co. (The)	154,191	53,186,644
Solstice Advanced Materials, Inc.(b)	266,262	12,000,428
Westlake Corp.	72,770	5,007,304

		605,437,363

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	97,963	4,212,409
Brady Corp., Class A, NVS	46,464	3,527,082
Cintas Corp.	244,520	44,813,180
MSA Safety, Inc.	39,050	6,132,021
Republic Services, Inc.	164,445	34,244,027
Tetra Tech, Inc.	143,419	4,586,540
Waste Management, Inc.	440,266	87,951,939

		185,467,198

Communications Equipment — 1.8%
Cisco Systems, Inc.	7,743,789	566,148,414
Motorola Solutions, Inc.	121,181	49,285,524

		615,433,938

Construction & Engineering — 0.1%
Comfort Systems U.S.A., Inc.	7,842	7,572,078
Quanta Services, Inc.	13,240	5,946,481
Valmont Industries, Inc.	12,990	5,370,456

		18,889,015

Construction Materials — 0.3%
CRH PLC	706,673	84,164,754
Martin Marietta Materials, Inc.	24,255	14,870,741
Vulcan Materials Co.	71,791	20,783,494

		119,818,989

Consumer Finance — 0.6%
American Express Co.	438,532	158,191,648
FirstCash Holdings, Inc.	35,791	5,672,874
Synchrony Financial	472,324	35,131,459

		198,995,981

Consumer Staples Distribution & Retail — 2.4%
Casey’s General Stores, Inc.	12,723	6,529,316
Costco Wholesale Corp.	189,255	172,496,470
Dollar General Corp.	378,657	37,358,300
Kroger Co. (The)	1,005,707	63,993,136
Sysco Corp.	1,009,467	74,983,209
Target Corp.	1,802,575	167,134,754
Walmart, Inc.	3,152,548	318,974,807

		841,469,992

Containers & Packaging — 0.3%
AptarGroup, Inc.	68,003	7,889,028
Avery Dennison Corp.	139,605	24,415,519

Security	Shares	Value

Containers & Packaging (continued)
Silgan Holdings, Inc.	125,649	$4,852,564
Smurfit WestRock PLC	1,516,109	55,974,744

		93,131,855

Distributors — 0.2%
Genuine Parts Co.	324,996	41,375,241
Pool Corp.	43,838	11,707,376

		53,082,617

Diversified Consumer Services — 0.1%
H&R Block, Inc.	306,331	15,236,904
Service Corp. International	183,252	15,303,374

		30,540,278

Electric Utilities — 4.6%
Alliant Energy Corp.	642,826	42,953,633
American Electric Power Co., Inc.	1,420,791	170,864,326
Duke Energy Corp.	2,194,795	272,813,018
Edison International	1,899,955	105,219,508
Entergy Corp.	978,696	94,042,899
IDACORP, Inc.	118,504	15,289,386
MGE Energy, Inc.	66,269	5,491,712
NextEra Energy, Inc.	5,328,284	433,722,318
NRG Energy, Inc.	182,689	31,396,931
OGE Energy Corp.	618,560	27,303,238
Otter Tail Corp.	87,286	6,740,225
Southern Co. (The)	2,858,797	268,841,270
TXNM Energy, Inc.	216,571	12,301,233
Xcel Energy, Inc.	1,455,182	118,117,123

		1,605,096,820

Electrical Equipment — 1.0%
AMETEK, Inc.	123,955	25,052,545
Eaton Corp. PLC	371,445	141,728,554
Emerson Electric Co.	712,510	99,445,021
Hubbell, Inc.	53,322	25,061,340
nVent Electric PLC	118,421	13,541,441
Regal Rexnord Corp.	50,629	7,133,120
Rockwell Automation, Inc.	136,752	50,373,967

		362,335,988

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	579,428	80,737,497
Avnet, Inc.	171,125	8,291,006
Badger Meter, Inc.	20,404	3,681,902
CDW Corp.	155,973	24,857,417
Cognex Corp.	91,838	3,801,175
Littelfuse, Inc.	24,158	5,877,883
TD SYNNEX Corp.	72,610	11,362,739
TE Connectivity PLC	322,059	79,551,794

		218,161,413

Entertainment — 0.0%
Warner Music Group Corp., Class A	257,238	8,221,327

Financial Services — 1.7%
Equitable Holdings, Inc.	407,755	20,143,097
Essent Group Ltd.	158,212	9,582,901
Jack Henry & Associates, Inc.	82,703	12,317,785
Mastercard, Inc., Class A	340,435	187,916,716
MGIC Investment Corp.	380,599	10,436,024
Radian Group, Inc.	333,178	11,308,061
Visa, Inc., Class A	933,963	318,238,553
Voya Financial, Inc.	181,362	13,504,214

		583,447,351

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.8%
Archer-Daniels-Midland Co.	1,180,964	$71,483,751
General Mills, Inc.	2,124,063	99,002,576
Hershey Co. (The)	342,881	58,162,904
Hormel Foods Corp.	1,048,238	22,631,458
Ingredion, Inc.	122,554	14,143,957
J M Smucker Co. (The)	328,901	34,057,699
Kellanova	623,200	51,762,992
Lamb Weston Holdings, Inc.	267,906	16,537,837
Marzetti Co. (The)	35,048	5,495,176
McCormick & Co., Inc., NVS	513,035	32,916,326
Mondelez International, Inc., Class A	3,136,536	180,225,359
Tyson Foods, Inc., Class A	774,674	39,825,990

		626,246,025

Gas Utilities — 0.3%
Atmos Energy Corp.	267,641	45,959,312
MDU Resources Group, Inc.	502,965	9,646,869
National Fuel Gas Co.	175,737	13,867,407
New Jersey Resources Corp.	302,043	13,380,505
ONE Gas, Inc.	161,305	12,935,048

		95,789,141

Ground Transportation — 1.2%
CSX Corp.	2,381,115	85,767,763
JB Hunt Transport Services, Inc.	76,984	12,999,518
Knight-Swift Transportation Holdings, Inc.	210,624	9,503,355
Landstar System, Inc.	33,750	4,334,513
Old Dominion Freight Line, Inc.	105,003	14,744,521
Ryder System, Inc.	66,466	11,248,041
Union Pacific Corp.	1,200,379	264,527,520

		403,125,231

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	2,475,272	305,993,125
Becton Dickinson & Co.	497,406	88,891,426
Medtronic PLC	3,123,570	283,307,799
ResMed, Inc.	100,410	24,789,221
STERIS PLC	69,432	16,365,122
Stryker Corp.	246,679	87,876,927

		807,223,620

Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	257,857	49,191,380
Cencora, Inc.	110,124	37,200,988
Chemed Corp.	6,018	2,595,563
Elevance Health, Inc.	399,113	126,598,644
Ensign Group, Inc. (The)	9,543	1,718,694
HCA Healthcare, Inc.	93,604	43,027,887
Humana, Inc.	109,149	30,364,160
McKesson Corp.	40,631	32,965,556
Quest Diagnostics, Inc.	156,875	27,602,156
UnitedHealth Group, Inc.	1,994,858	681,363,699

		1,032,628,727

Hotels, Restaurants & Leisure — 1.4%
Churchill Downs, Inc.	19,850	1,969,120
Domino’s Pizza, Inc.	37,723	15,031,107
McDonald’s Corp.	1,292,486	385,716,597
Texas Roadhouse, Inc.	86,182	14,097,651
Wingstop, Inc.	8,765	1,898,762
Yum! Brands, Inc.	431,690	59,663,875

		478,377,112

Household Durables — 0.2%
DR Horton, Inc.	184,982	27,577,116

Security	Shares	Value

Household Durables (continued)
Garmin Ltd.	193,340	$41,363,160
PulteGroup, Inc.	104,253	12,496,807

		81,437,083

Household Products — 3.1%
Church & Dwight Co., Inc.	244,564	21,445,817
Clorox Co. (The)	388,550	43,696,333
Colgate-Palmolive Co.	1,596,097	122,979,274
Kimberly-Clark Corp.	1,030,708	123,386,055
Procter & Gamble Co. (The)	4,971,121	747,507,465
WD-40 Co.	18,144	3,525,016

		1,062,539,960

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	128,973	24,285,616

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	1,065,051	214,426,718

Insurance — 3.3%
Aflac, Inc.	845,926	90,674,808
Allstate Corp. (The)	420,278	80,491,643
American Financial Group, Inc.	134,485	17,708,985
Aon PLC, Class A	137,779	46,938,550
Arthur J. Gallagher & Co.	175,909	43,887,536
Assurant, Inc.	63,092	13,357,838
Assured Guaranty Ltd.	58,575	4,719,974
Axis Capital Holdings Ltd.	100,873	9,447,765
Brown & Brown, Inc.	140,573	11,209,291
Chubb Ltd.	413,480	114,509,151
Cincinnati Financial Corp.	280,915	43,426,650
CNO Financial Group, Inc.	134,958	5,401,019
Erie Indemnity Co., Class A, NVS	32,512	9,514,312
Everest Group Ltd.	79,895	25,128,575
Fidelity National Financial, Inc., Class A	677,684	37,435,264
First American Financial Corp.	259,117	16,197,404
Globe Life, Inc.	54,254	7,134,944
Hanover Insurance Group, Inc. (The)	55,188	9,430,525
Hartford Insurance Group, Inc. (The)	359,455	44,637,122
Kinsale Capital Group, Inc.	2,419	966,318
Marsh & McLennan Cos., Inc.	695,350	123,876,602
MetLife, Inc.	1,522,075	121,492,027
Old Republic International Corp.	526,172	20,762,747
Primerica, Inc.	40,878	10,622,966
Principal Financial Group, Inc.	680,806	57,214,936
Reinsurance Group of America, Inc.	101,277	18,479,001
RenaissanceRe Holdings Ltd.	24,533	6,233,590
RLI Corp.	56,488	3,330,532
Selective Insurance Group, Inc.	92,019	6,932,711
Travelers Cos., Inc. (The)	287,468	77,219,654
Unum Group	318,206	23,362,685
W. R. Berkley Corp.	113,544	8,100,229
Willis Towers Watson PLC	83,788	26,234,023

		1,136,079,377

IT Services — 2.7%
Accenture PLC, Class A	1,149,404	287,465,941
Cognizant Technology Solutions Corp., Class A	683,106	49,784,765
International Business Machines Corp.	1,949,308	599,236,772

		936,487,478

Leisure Products — 0.0%
Acushnet Holdings Corp.	29,118	2,251,695
Brunswick Corp.	128,060	8,466,047

		10,717,742

12	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	175,489	$25,684,570
Danaher Corp.	334,822	72,113,963
Thermo Fisher Scientific, Inc.	105,918	60,096,814
West Pharmaceutical Services, Inc.	20,876	5,888,493

		163,783,840

Machinery — 2.9%
AGCO Corp.	51,914	5,355,448
Allison Transmission Holdings, Inc.	81,305	6,711,728
Caterpillar, Inc.	535,832	309,314,380
Cummins, Inc.	220,198	96,376,261
Donaldson Co., Inc.	143,252	12,068,981
Dover Corp.	127,807	23,191,858
Enpro, Inc.	9,976	2,314,532
Franklin Electric Co., Inc.	36,094	3,420,628
Graco, Inc.	170,911	13,975,393
IDEX Corp.	98,791	16,938,705
Illinois Tool Works, Inc.	527,036	128,554,621
Ingersoll Rand, Inc.	30,757	2,347,682
ITT, Inc.	52,762	9,764,663
Kadant, Inc.	3,522	974,397
Lincoln Electric Holdings, Inc.	57,877	13,569,263
Mueller Water Products, Inc., Class A	125,264	3,214,274
Nordson Corp.	57,236	13,275,890
Oshkosh Corp.	73,852	9,105,213
Otis Worldwide Corp.	603,778	56,006,447
PACCAR, Inc.	557,339	54,842,158
Parker-Hannifin Corp.	92,436	71,437,314
Pentair PLC	118,724	12,626,297
Snap-on, Inc.	106,748	35,819,291
Stanley Black & Decker, Inc.	508,669	34,447,065
Timken Co. (The)	96,869	7,605,185
Toro Co. (The)	148,196	11,074,687
Watts Water Technologies, Inc., Class A	18,633	5,079,356
Xylem, Inc.	218,968	33,031,323

		992,443,040

Marine Transportation — 0.0%
Matson, Inc.	29,171	2,944,812

Media — 1.1%
Comcast Corp., Class A	11,530,453	320,950,159
New York Times Co. (The), Class A	156,215	8,902,693
Omnicom Group, Inc.	551,552	41,377,431

		371,230,283

Metals & Mining — 0.3%
Nucor Corp.	282,110	42,330,605
Reliance, Inc.	67,339	19,018,554
Royal Gold, Inc.	51,936	9,077,893
Steel Dynamics, Inc.	163,327	25,609,674

		96,036,726

Multi-Utilities — 2.0%
Ameren Corp.	619,588	63,210,368
CMS Energy Corp.	728,776	53,601,475
Consolidated Edison, Inc.	1,010,915	98,473,230
DTE Energy Co.	530,481	71,901,394
NiSource, Inc.	1,036,367	43,641,414
Public Service Enterprise Group, Inc.	1,244,707	100,273,596
Sempra	1,689,054	155,291,625
WEC Energy Group, Inc.	815,915	91,162,183

		677,555,285

Oil, Gas & Consumable Fuels — 5.1%
ConocoPhillips	3,396,459	301,809,347

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	439,752	$62,968,089
EOG Resources, Inc.	1,439,925	152,401,662
Exxon Mobil Corp.	9,141,060	1,045,371,621
Ovintiv, Inc.	618,975	23,217,752
Phillips 66	1,195,371	162,737,808
Texas Pacific Land Corp.	10,597	9,996,998

		1,758,503,277

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	60,141	5,238,883

Personal Care Products — 0.0%
Interparfums, Inc.	34,937	3,114,634

Pharmaceuticals — 6.5%
Eli Lilly & Co.	517,571	446,591,313
Johnson & Johnson	5,604,087	1,058,443,912
Merck & Co., Inc.	7,476,322	642,814,166
Perrigo Co. PLC	532,025	11,034,198
Royalty Pharma PLC, Class A	686,668	25,777,517
Zoetis, Inc., Class A	467,856	67,413,371

		2,252,074,477

Professional Services — 0.9%
Automatic Data Processing, Inc.	666,498	173,489,429
Booz Allen Hamilton Holding Corp., Class A	210,382	18,336,895
Broadridge Financial Solutions, Inc.	131,349	28,949,320
Exponent, Inc.	61,016	4,320,543
Genpact Ltd.	181,790	6,935,288
Jacobs Solutions, Inc.	86,104	13,415,864
KBR, Inc.	140,919	6,036,970
Robert Half, Inc.	527,130	13,805,535
SS&C Technologies Holdings, Inc.	192,792	16,371,897
Verisk Analytics, Inc.	73,566	16,093,298

		297,755,039

Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.	629,014	147,271,048
Applied Materials, Inc.	725,472	169,107,523
Broadcom, Inc.	2,512,308	928,624,406
KLA Corp.	88,226	106,642,295
Lam Research Corp.	885,028	139,356,509
Microchip Technology, Inc.	1,203,588	75,127,963
Monolithic Power Systems, Inc.	26,278	26,409,390
NXP Semiconductors NV	346,363	72,431,430
QUALCOMM, Inc.	1,911,661	345,819,475
Skyworks Solutions, Inc.	468,033	36,375,525
Universal Display Corp.	46,621	6,866,341

		2,054,031,905

Software — 4.2%
Intuit, Inc.	134,280	89,638,614
Microsoft Corp.	2,036,806	1,054,678,515
Oracle Corp.	1,089,533	286,122,261
Roper Technologies, Inc.	53,356	23,804,779

		1,454,244,169

Specialty Retail — 2.9%
Dick’s Sporting Goods, Inc.	96,577	21,386,977
Group 1 Automotive, Inc.	4,569	1,816,360
Home Depot, Inc. (The)	1,736,479	659,150,064
Lithia Motors, Inc., Class A	14,736	4,628,283
Lowe’s Cos., Inc.	784,322	186,770,598
Murphy U.S.A., Inc.	6,999	2,507,042
Penske Automotive Group, Inc.	47,335	7,576,913
Ross Stores, Inc.	274,952	43,695,372

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Tractor Supply Co.	619,755	$33,534,943
Williams-Sonoma, Inc.	126,986	24,678,459

		985,745,011

Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	4,213,087	1,139,092,332
HP, Inc.	2,962,622	81,975,751
NetApp, Inc.	262,923	30,967,071

		1,252,035,154

Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	40,517	2,010,859
Kontoor Brands, Inc.	114,125	9,234,995
NIKE, Inc., Class B	1,939,180	125,251,636

		136,497,490

Trading Companies & Distributors — 0.6%
Air Lease Corp., Class A	115,978	7,406,355
Applied Industrial Technologies, Inc.	23,870	6,136,738
Boise Cascade Co.	28,395	2,001,564
Fastenal Co.	1,659,321	68,281,059
Ferguson Enterprises, Inc.	222,828	55,372,758
GATX Corp.	42,810	6,714,749
Rush Enterprises, Inc., Class A	68,672	3,393,084
Rush Enterprises, Inc., Class B	11,518	604,349
Watsco, Inc.	81,140	29,860,331
WW Grainger, Inc.	32,595	31,910,505

		211,681,492

Security	Shares	Value

Water Utilities — 0.2%
American States Water Co.	84,158	$6,001,307
American Water Works Co., Inc.	366,203	47,031,451
Essential Utilities, Inc.	711,025	27,751,306

		80,784,064

Total Long-Term Investments — 99.7% (Cost: $26,651,319,322)		34,472,108,858

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	64,260,341	64,260,341

Total Short-Term Securities — 0.2% (Cost: $64,260,341)		64,260,341

Total Investments — 99.9% (Cost: $26,715,579,663)		34,536,369,199
Other Assets Less Liabilities — 0.1%		35,090,877

Net Assets — 100.0%		$34,571,460,076

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$71,530,596	$—	$(7,270,255	)(a)	$—	$—	$64,260,341	64,260,341	$1,333,920	$—
BlackRock, Inc.	215,320,115	28,110,776	(55,774,584)		9,888,421	28,517,847	226,062,575	208,774	2,379,287	—

					$9,888,421	$28,517,847	$290,322,916		$3,713,207	$—

(a)	Represents net amount purchased (sold).

14	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend Growth ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Consumer Staples Select Sector Index	157	12/19/25	$12,136	$(433,908)
E-Mini Health Care Select Sector Index	84	12/19/25	12,285	390,621
E-Mini Technology Select Sector Index	14	12/19/25	4,262	355,321
Russell 1000 Value E-Mini Index	606	12/19/25	61,170	160,286

				$472,320

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$906,228	$—	$—	$—	$906,228

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$433,908	$—	$—	$—	$433,908

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$8,123,287	$—	$—	$—	$8,123,287

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,064,307	$—	$—	$—	$1,064,307

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$87,082,173

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core Dividend Growth ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$34,472,108,858	$—	$—	$34,472,108,858
Short-Term Securities
Money Market Funds	64,260,341	—	—	64,260,341

	$34,536,369,199	$—	$—	$34,536,369,199

Derivative Financial Instruments(a)
Assets
Equity Contracts	$906,228	$—	$—	$906,228
Liabilities
Equity Contracts	(433,908)	—	—	(433,908)

	$472,320	$—	$—	$472,320

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) October 31, 2025	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	132,625	$20,422,924

Banks — 1.2%
PNC Financial Services Group, Inc. (The)	751,002	137,095,415

Beverages — 8.2%
Coca-Cola Co. (The)	6,765,763	466,161,071
PepsiCo, Inc.	3,146,307	459,643,989

		925,805,060

Biotechnology — 8.2%
AbbVie, Inc.	3,159,783	688,959,086
Gilead Sciences, Inc.	1,944,789	232,966,274

		921,925,360

Capital Markets — 2.0%
Blackstone, Inc., Class A	1,004,622	147,317,770
Cohen & Steers, Inc.	55,558	3,795,722
Moelis & Co., Class A	135,512	8,581,975
T Rowe Price Group, Inc.	595,628	61,069,739

		220,765,206

Chemicals — 1.0%
Air Products & Chemicals, Inc.	315,305	76,489,840
PPG Industries, Inc.	330,633	32,319,376

		108,809,216

Communications Equipment — 3.6%
Cisco Systems, Inc.	5,557,812	406,331,635

Consumer Staples Distribution & Retail — 0.5%
Sysco Corp.	723,953	53,775,229

Diversified Consumer Services — 0.1%
H&R Block, Inc.	221,033	10,994,181

Diversified Telecommunication Services — 3.4%
AT&T Inc.	15,718,673	389,037,157

Electric Utilities — 6.7%
ALLETE, Inc.	152,246	10,250,723
Alliant Energy Corp.	462,514	30,905,185
American Electric Power Co., Inc.	1,019,715	122,630,926
Duke Energy Corp.	1,577,028	196,024,580
Evergy, Inc.	496,573	38,141,772
IDACORP, Inc.	82,147	10,598,606
OGE Energy Corp.	443,776	19,588,273
PPL Corp.	1,235,894	45,134,849
Southern Co. (The)	2,051,800	192,951,272
Xcel Energy, Inc.	1,044,405	84,774,354

		751,000,540

Energy Equipment & Services — 0.9%
SLB Ltd.	2,704,847	97,536,783

Food Products — 1.9%
Hormel Foods Corp.	753,176	16,261,070
Ingredion, Inc.	88,451	10,208,130
Kellanova	449,347	37,322,762
McCormick & Co., Inc., NVS	369,832	23,728,421
Mondelez International, Inc., Class A	2,250,594	129,319,131

		216,839,514

Gas Utilities — 0.2%
National Fuel Gas Co.	130,116	10,267,453
New Jersey Resources Corp.	215,876	9,563,307

		19,830,760

Security	Shares	Value

Ground Transportation — 1.7%
Union Pacific Corp.	861,530	$189,855,366

Health Care Equipment & Supplies — 1.8%
Medtronic PLC	2,241,811	203,332,258

Hotels, Restaurants & Leisure — 1.7%
Darden Restaurants, Inc.	190,716	34,357,487
Starbucks Corp.	1,884,104	152,367,491

		186,724,978

Household Products — 6.6%
Clorox Co. (The)	279,379	31,418,962
Colgate-Palmolive Co.	1,145,992	88,298,684
Kimberly-Clark Corp.	739,759	88,556,550
Procter & Gamble Co. (The)	3,567,838	536,495,800
Reynolds Consumer Products, Inc.	123,833	3,026,478

		747,796,474

Insurance — 0.1%
Old Republic International Corp.	378,595	14,939,359

Leisure Products — 0.2%
Hasbro, Inc.	265,872	20,288,692

Machinery — 0.2%
Snap-on, Inc.	76,365	25,624,276

Multi-Utilities — 2.3%
Ameren Corp.	438,833	44,769,743
CenterPoint Energy, Inc.	879,560	33,634,374
CMS Energy Corp.	524,746	38,595,068
DTE Energy Co.	381,796	51,748,630
NiSource, Inc.	743,015	31,288,362
WEC Energy Group, Inc.	585,797	65,451,099

		265,487,276

Oil, Gas & Consumable Fuels — 21.3%
Antero Midstream Corp.	897,894	15,488,672
Chevron Corp.	4,820,805	760,337,365
ConocoPhillips	2,437,685	216,612,689
DT Midstream, Inc.	175,658	19,232,795
EOG Resources, Inc.	1,033,445	109,379,819
Exxon Mobil Corp.	8,787,441	1,004,931,753
Kinder Morgan, Inc.	4,969,090	130,140,467
Magnolia Oil & Gas Corp., Class A	261,138	5,865,159
Williams Cos., Inc. (The)	2,445,581	141,525,772

		2,403,514,491

Personal Care Products — 0.6%
Kenvue, Inc.	4,471,888	64,261,031

Pharmaceuticals — 11.0%
Johnson & Johnson	4,022,111	759,656,104
Merck & Co., Inc.	5,365,841	461,355,009
Royalty Pharma PLC, Class A	493,477	18,525,127

		1,239,536,240

Professional Services — 0.6%
Paychex, Inc.	591,417	69,213,532

Semiconductors & Semiconductor Equipment — 2.2%
Texas Instruments, Inc.	1,521,817	245,712,573

Specialty Retail — 4.2%
Home Depot, Inc. (The)	1,246,290	473,079,221
Penske Automotive Group, Inc.	32,334	5,175,704

		478,254,925

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 6.8%
Altria Group, Inc.	5,964,510	$336,279,074
Philip Morris International, Inc.	2,953,613	426,294,964

		762,574,038

Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	83,878	7,122,081
Watsco, Inc.	58,543	21,544,409

		28,666,490

Water Utilities — 0.2%
American States Water Co.	61,624	4,394,407
Essential Utilities, Inc.	510,831	19,937,734

		24,332,141

Total Long-Term Investments — 99.8% (Cost: $10,608,176,372)		11,250,283,120

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(b)	23,027,906	$23,027,906

Total Short-Term Securities — 0.2% (Cost: $23,027,906)		23,027,906

Total Investments — 100.0% (Cost: $10,631,204,278)		11,273,311,026

Other Assets Less Liabilities — 0.0%		5,491,028

Net Assets — 100.0%		$11,278,802,054

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$12,578,606	$10,449,300	(a)	$—	$—	$—	$23,027,906	23,027,906	$393,781	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Consumer Staples Select Sector Index	204	12/19/25	$ 15,769	$(505,559)
E-Mini Dow Jones Industrial Average Index	19	12/19/25	4,534	146,851
E-Mini Energy Select Sector Index	75	12/19/25	6,946	67,372

				$(291,336)

18	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Core High Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$214,223	$—	$—	$—	$214,223

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$505,559	$—	$—	$—	$505,559

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$181,311	$—	$—	$—	$181,311

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(499,462)	$—	$—	$—	$(499,462)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,325,620

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$11,250,283,120	$—	$—	$11,250,283,120
Short-Term Securities
Money Market Funds	23,027,906	—	—	23,027,906

	$11,273,311,026	$—	$—	$11,273,311,026

Derivative Financial Instruments(a)
Assets
Equity Contracts	$214,223	$—	$—	$214,223
Liabilities
Equity Contracts	(505,559)	—	—	(505,559)

	$(291,336)	$—	$—	$(291,336)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) October 31, 2025	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Lockheed Martin Corp.	404,864	$199,144,504

Automobiles — 2.7%
Ford Motor Co.	41,717,418	547,749,698

Banks — 13.2%
Citizens Financial Group, Inc.	5,432,119	276,331,894
Comerica, Inc.	2,989,674	228,710,061
Fifth Third Bancorp	5,291,676	220,239,555
First Horizon Corp.	9,064,411	193,615,819
FNB Corp.	7,840,877	123,258,587
Huntington Bancshares, Inc.	15,493,310	239,216,706
KeyCorp	18,477,068	325,011,626
Regions Financial Corp.	12,084,985	292,456,637
Truist Financial Corp.	6,555,942	292,591,692
U.S. Bancorp	6,056,034	282,695,667
United Bankshares, Inc.	2,801,317	100,259,135
Valley National Bancorp	10,239,452	111,302,843

		2,685,690,222

Beverages — 0.9%
Coca-Cola Co. (The)	2,536,819	174,786,829

Biotechnology — 0.9%
Gilead Sciences, Inc.	1,548,034	185,438,993

Capital Markets — 4.5%
Franklin Resources, Inc.	6,554,367	148,194,238
Invesco Ltd.	9,906,903	234,793,601
Janus Henderson Group PLC	2,766,280	120,499,157
Lazard, Inc.	2,395,141	116,882,881
T Rowe Price Group, Inc.	2,944,901	301,940,699

		922,310,576

Chemicals — 1.8%
Chemours Co. (The)	3,688,728	49,392,068
FMC Corp.	2,517,405	38,189,034
Huntsman Corp.	3,387,333	28,047,117
LyondellBasell Industries NV, Class A	5,450,454	253,010,075

		368,638,294

Consumer Finance — 0.8%
OneMain Holdings, Inc.	2,711,571	160,497,888

Containers & Packaging — 2.6%
International Paper Co.	3,947,123	152,516,833
Packaging Corp. of America	728,294	142,570,833
Smurfit WestRock PLC	4,172,920	154,064,206
Sonoco Products Co.	2,055,282	83,382,791

		532,534,663

Distributors — 1.1%
Genuine Parts Co.	1,699,318	216,340,175

Diversified Consumer Services — 0.7%
H&R Block, Inc.	2,826,423	140,586,280

Diversified Telecommunication Services — 3.0%
AT&T Inc.	9,884,757	244,647,736
Verizon Communications, Inc.	9,175,046	364,616,328

		609,264,064

Electric Utilities — 15.6%
Alliant Energy Corp.	3,170,898	211,879,404
American Electric Power Co., Inc.	2,120,036	254,955,529
Edison International	7,129,416	394,827,058
Entergy Corp.	2,066,758	198,594,776

Security	Shares	Value

Electric Utilities (continued)
Eversource Energy	5,010,786	$369,846,115
Exelon Corp.	5,278,327	243,436,441
FirstEnergy Corp.	6,472,226	296,622,118
IDACORP, Inc.	1,103,144	142,327,639
NextEra Energy, Inc.	2,785,309	226,724,153
OGE Energy Corp.	4,186,757	184,803,454
Pinnacle West Capital Corp.	2,349,840	208,007,837
PPL Corp.	5,657,622	206,616,355
Xcel Energy, Inc.	2,825,239	229,324,650

		3,167,965,529

Financial Services — 0.3%
Western Union Co. (The)	6,748,563	62,964,093

Food Products — 5.4%
Archer-Daniels-Midland Co.	5,732,615	346,995,186
Bunge Global SA	2,922,042	276,425,173
Campbell’s Co. (The)	4,197,866	126,481,703
Conagra Brands, Inc.	9,994,195	171,800,212
General Mills, Inc.	4,003,787	186,616,512

		1,108,318,786

Gas Utilities — 1.7%
New Jersey Resources Corp.	1,986,485	88,001,286
Southwest Gas Holdings, Inc.	1,290,267	102,576,226
UGI Corp.	4,413,571	147,545,679

		338,123,191

Health Care Providers & Services — 1.5%
CVS Health Corp.	3,959,409	309,427,813

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	470,458	140,398,781
Wendy’s Co. (The)	3,594,272	30,695,083

		171,093,864

Household Durables — 0.6%
Newell Brands, Inc.	8,812,692	29,963,153
Whirlpool Corp.	1,300,496	93,154,528

		123,117,681

Household Products — 0.9%
Kimberly-Clark Corp.	1,579,180	189,043,638

Insurance — 7.0%
Cincinnati Financial Corp.	1,138,576	176,012,464
Fidelity National Financial, Inc., Class A	3,306,986	182,677,907
Lincoln National Corp.	2,231,914	93,740,388
MetLife, Inc.	2,056,759	164,170,503
Old Republic International Corp.	4,730,741	186,675,040
Principal Financial Group, Inc.	2,538,662	213,349,154
Prudential Financial, Inc.	2,772,256	288,314,624
Unum Group	1,737,031	127,532,816

		1,432,472,896

IT Services — 1.0%
International Business Machines Corp.	632,091	194,311,094

Media — 2.4%
Interpublic Group of Cos., Inc. (The)	7,629,017	195,760,576
Nexstar Media Group, Inc., Class A	538,315	105,364,395
Omnicom Group, Inc.	2,577,175	193,339,669

		494,464,640

Metals & Mining — 1.2%
Newmont Corp.	3,130,752	253,496,989

Multi-Utilities — 8.9%
Black Hills Corp.	1,464,735	92,908,141

20	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
CenterPoint Energy, Inc.	4,724,013	$180,646,257
CMS Energy Corp.	2,601,768	191,360,036
Dominion Energy, Inc.	5,330,560	312,850,566
DTE Energy Co.	1,556,926	211,025,750
NiSource, Inc.	4,373,597	184,172,170
Public Service Enterprise Group, Inc.	2,280,505	183,717,483
Sempra	2,455,887	225,794,251
WEC Energy Group, Inc.	2,042,139	228,168,191

		1,810,642,845

Oil, Gas & Consumable Fuels — 5.9%
Chevron Corp.	1,793,416	282,857,571
Exxon Mobil Corp.	2,111,428	241,462,906
HF Sinclair Corp.	3,866,514	199,512,122
ONEOK, Inc.	2,835,811	189,999,337
Valero Energy Corp.	1,723,157	292,178,501

		1,206,010,437

Pharmaceuticals — 2.9%
Merck & Co., Inc.	2,418,021	207,901,445
Pfizer, Inc.	15,635,832	385,423,259

		593,324,704

Professional Services — 0.3%
Robert Half, Inc.	2,268,783	59,419,427

Semiconductors & Semiconductor Equipment — 1.2%
Skyworks Solutions, Inc.	3,271,977	254,298,052

Specialty Retail — 1.4%
Best Buy Co., Inc.	3,440,831	282,629,858

Technology Hardware, Storage & Peripherals — 3.4%
HP, Inc.	7,047,534	195,005,266
Seagate Technology Holdings PLC	1,914,862	489,974,888

		684,980,154

Security	Shares	Value

Tobacco — 3.3%
Altria Group, Inc.	8,213,881	$463,098,611
Philip Morris International, Inc.	1,421,219	205,124,538

		668,223,149

Trading Companies & Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	957,419	81,294,448
Watsco, Inc.	269,021	99,002,418

		180,296,866

Total Long-Term Investments — 99.8% (Cost: $18,237,602,603)		20,327,607,892

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(b)	49,870,300	49,870,300

Total Short-Term Securities — 0.3% (Cost: $49,870,300)		49,870,300

Total Investments — 100.1% (Cost: $18,287,472,903)		20,377,478,192

Liabilities in Excess of Other Assets — (0.1)%		(17,572,878)

Net Assets — 100.0%		$20,359,905,314

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(6,165	)(b)	$6,165	$—	$—	—	$204,266	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	51,046,182	—	(1,175,882	)(b)	—	—	49,870,300	49,870,300	1,055,920		—

					$6,165	$—	$49,870,300		$1,260,186		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Select Dividend ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	65	12/19/25	$6,020	$90,234
E-Mini Financials Select Sector Index	96	12/19/25	15,558	(263,361)
E-Mini Utilities Select Sector Index	109	12/19/25	9,832	421,446

				$248,319

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$511,680	$—	$—	$—	$511,680

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$263,361	$—	$—	$—	$263,361

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$6,890,561	$—	$—	$—	$6,890,561

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$333,291	$—	$—	$—	$333,291

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$43,919,450

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Select Dividend ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$20,327,607,892	$—	$—	$20,327,607,892
Short-Term Securities
Money Market Funds	49,870,300	—	—	49,870,300

	$20,377,478,192	$—	$—	$20,377,478,192

Derivative Financial Instruments(a)
Assets
Equity Contracts	$511,680	$—	$—	$511,680
Liabilities
Equity Contracts	(263,361)	—	—	(263,361)

	$248,319	$—	$—	$248,319

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Statements of Assets and Liabilities (unaudited)

October 31, 2025

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF

ASSETS

Investments, at value — unaffiliated(a)	$1,085,748,750	$34,246,046,283	$11,250,283,120	$20,327,607,892

Investments, at value — affiliated(b)	6,292,572	290,322,916	23,027,906	49,870,300

Cash	17	785	124,503	—

Cash pledged:

Futures contracts	173,000	5,965,000	2,190,000	3,979,000

Receivables:

Investments sold	35,395	—	—	—

Securities lending income — affiliated	—	—	—	915

Capital shares sold	33,275	—	56,052	—

Dividends — unaffiliated	1,508,933	31,070,853	19,471,672	26,440,219

Dividends — affiliated	6,367	198,156	59,042	159,985

Variation margin on futures contracts	10,585	201,090	9,200	18,417

Total assets	1,093,808,894	34,573,805,083	11,295,221,495	20,408,076,728

LIABILITIES

Bank overdraft	—	—	—	10,699

Payables:

Investments purchased	—	—	15,634,665	41,534,802

Investment advisory fees	45,040	2,345,007	784,776	6,625,913

Total liabilities	45,040	2,345,007	16,419,441	48,171,414

Commitments and contingent liabilities

NET ASSETS	$1,093,763,854	$34,571,460,076	$11,278,802,054	$20,359,905,314

NET ASSETS CONSIST OF:

Paid-in capital	$1,003,469,937	$26,239,480,712	$11,507,176,720	$19,825,699,105

Accumulated earnings (loss)	90,293,917	8,331,979,364	(228,374,666)	534,206,209

NET ASSETS	$1,093,763,854	$34,571,460,076	$11,278,802,054	$20,359,905,314

NET ASSET VALUE
Shares outstanding	$21,050,000	$507,800,000	$94,600,000	$146,300,000

Net asset value	$51.96	$68.08	$119.23	$139.17

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$1,002,347,198	$26,510,170,838	$10,608,176,372	$18,237,602,603
(b) Investments, at cost — affiliated	$5,413,981	$205,408,825	$23,027,906	$49,870,300

See notes to financial statements.

24	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended October 31, 2025

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF

INVESTMENT INCOME

Dividends — unaffiliated	$13,465,135	$370,347,422	$192,237,036	$421,279,935

Dividends — affiliated	89,489	3,713,207	393,781	1,055,920

Interest — unaffiliated	1,050	10,800	4,364	7,417

Securities lending income — affiliated — net	—	—	—	204,266

Foreign taxes withheld	(12,316)	(159,825)	—	—

Total investment income	13,543,358	373,911,604	192,635,181	422,547,538

EXPENSES

Investment advisory	235,860	13,204,782	4,550,243	38,283,628

Total expenses	235,860	13,204,782	4,550,243	38,283,628

Net investment income	13,307,498	360,706,822	188,084,938	384,263,910

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — unaffiliated	(13,144,240)	(65,762,749)	17,274,211	(9,031,540)

Investments — affiliated	(8,466)	160,128	—	6,165

Futures contracts	337,570	8,123,287	181,311	6,890,561

In-kind redemptions — unaffiliated(a)	51,336,838	1,561,896,264	77,669,111	124,183,176

In-kind redemptions — affiliated(a)	270,876	9,728,293	—	—

	38,792,578	1,514,145,223	95,124,633	122,048,362

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	52,136,270	2,418,140,647	268,640,955	1,440,333,358

Investments — affiliated	470,743	28,517,847	—	—

Futures contracts	(57,017)	1,064,307	(499,462)	333,291

	52,549,996	2,447,722,801	268,141,493	1,440,666,649

Net realized and unrealized gain	91,342,574	3,961,868,024	363,266,126	1,562,715,011

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,650,072	$4,322,574,846	$551,351,064	$1,946,978,921

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	25

Statements of Changes in Net Assets

	iShares Core Dividend ETF			iShares Core Dividend Growth ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income	$13,307,498		$15,510,254	$360,706,822		$684,406,805

Net realized gain	38,792,578		16,673,233	1,514,145,223		1,335,964,157

Net change in unrealized appreciation (depreciation)	52,549,996		8,652,068	2,447,722,801		644,740,189

Net increase in net assets resulting from operations	104,650,072		40,835,555	4,322,574,846		2,665,111,151

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(11,898,807	)(b)	(14,603,091)	(348,238,858	)(b)	(669,265,034)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	264,151,656		378,542,343	544,378,443		1,572,860,704

NET ASSETS

Total increase in net assets	356,902,921		404,774,807	4,518,714,431		3,568,706,821

Beginning of period	736,860,933		332,086,126	30,052,745,645		26,484,038,824

End of period	$1,093,763,854		$736,860,933	$34,571,460,076		$30,052,745,645

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

26	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	iShares Core High Dividend ETF			iShares Select Dividend ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income	$188,084,938		$384,037,108	$384,263,910		$735,238,372

Net realized gain	95,124,633		815,175,845	122,048,362		722,755,249

Net change in unrealized appreciation (depreciation)	268,141,493		(128,694,288)	1,440,666,649		603,519,893

Net increase in net assets resulting from operations	551,351,064		1,070,518,665	1,946,978,921		2,061,513,514

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(176,383,764	)(b)	(391,600,925)	(364,895,511	)(b)	(723,622,177)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(121,555,297)		154,661,189	(224,650,816)		(461,536,679)

NET ASSETS

Total increase in net assets	253,412,003		833,578,929	1,357,432,594		876,354,658

Beginning of period	11,025,390,051		10,191,811,122	19,002,472,720		18,126,118,062

End of period	$11,278,802,054		$11,025,390,051	$20,359,905,314		$19,002,472,720

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	27

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Dividend ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$46.49		$42.58	$37.51	$39.14	$38.39	$25.94

Net investment income(a)	0.72		1.38	1.27	0.96	0.77	0.70
Net realized and unrealized gain (loss)(b)	5.38		3.83	5.04	(1.68)	0.68	12.43

Net increase (decrease) from investment operations	6.10		5.21	6.31	(0.72)	1.45	13.13

Distributions from net investment income(c)	(0.63	)(d)	(1.30)	(1.24)	(0.91)	(0.70)	(0.68)

Net asset value, end of period	$51.96		$46.49	$42.58	$37.51	$39.14	$38.39

Total Return(e)
Based on net asset value	13.17	%(f)	12.25%	17.14%	(1.75)%	3.71%	51.33%

Ratios to Average Net Assets(g)
Total expenses	0.05	%(h)	0.05%	0.05%	0.15%	0.25%	0.25%

Net investment income	2.82	%(h)	2.93%	3.21%	2.54%	1.87%	2.20%

Supplemental Data
Net assets, end of period (000)	$1,093,764		$736,861	$332,086	$260,699	$260,263	$67,180

Portfolio turnover rate(i)	26%		36%	36%	65%	25%	30%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

28	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Dividend Growth ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$60.16		$55.95	$50.88	$50.58	$49.87	$36.39

Net investment income(a)	0.72		1.41	1.33	1.22	1.10	1.08
Net realized and unrealized gain(b)	7.89		4.19	5.07	0.28	0.68	13.44

Net increase from investment operations	8.61		5.60	6.40	1.50	1.78	14.52

Distributions from net investment income(c)	(0.69	)(d)	(1.39)	(1.33)	(1.20)	(1.07)	(1.04)

Net asset value, end of period	$68.08		$60.16	$55.95	$50.88	$50.58	$49.87

Total Return(e)
Based on net asset value	14.38	%(f)	9.99%	12.77%	3.13%	3.51%	40.52%

Ratios to Average Net Assets(g)
Total expenses	0.08	%(h)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	2.19	%(h)	2.32%	2.53%	2.47%	2.10%	2.53%

Supplemental Data
Net assets, end of period (000)	$34,571,460		$30,052,746	$26,484,039	$23,511,203	$22,742,798	$18,403,156

Portfolio turnover rate(i)	8%		25%	25%	30%	22%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$115.21		$107.85	$102.75	$103.67	$95.59	$81.85

Net investment income(a)	1.99		4.04	3.95	3.95	3.68	3.56
Net realized and unrealized gain (loss)(b)	3.89		7.39	4.84	(0.88)	7.80	13.72

Net increase from investment operations	5.88		11.43	8.79	3.07	11.48	17.28

Distributions from net investment income(c)	(1.86	)(d)	(4.07)	(3.69)	(3.99)	(3.40)	(3.54)

Net asset value, end of period	$119.23		$115.21	$107.85	$102.75	$103.67	$95.59

Total Return(e)
Based on net asset value	5.12	%(f)	10.69%	8.82%	3.16%	12.21%	21.70%

Ratios to Average Net Assets(g)
Total expenses	0.08	%(h)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.31	%(h)	3.52%	3.87%	3.86%	3.68%	4.13%

Supplemental Data
Net assets, end of period (000)	$11,278,802		$11,025,390	$10,191,811	$11,137,665	$9,630,902	$6,839,327

Portfolio turnover rate(i)	35%		82%	67%	74%	74%	75%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

30	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Select Dividend ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$128.44		$119.41		$117.61	$123.50	$118.37	$80.66

Net investment income(a)	2.61		4.92		4.60	4.24	3.91	3.51
Net realized and unrealized gain (loss)(b)	10.60		8.96		1.67	(5.87)	4.97	37.74

Net increase (decrease) from investment operations	13.21		13.88		6.27	(1.63)	8.88	41.25

Distributions from net investment income(c)	(2.48	)(d)	(4.85)		(4.47)	(4.26)	(3.75)	(3.54)

Net asset value, end of period	$139.17		$128.44		$119.41	$117.61	$123.50	$118.37

Total Return(e)
Based on net asset value	10.35	%(f)	11.61	%(g)	5.58%	(1.23)%	7.63%	52.54%

Ratios to Average Net Assets(h)
Total expenses	0.38	%(i)	0.38	%(j)	0.38%	0.38%	0.38%	0.38%

Net investment income	3.80	%(i)	3.76%		4.04%	3.52%	3.23%	3.78%

Supplemental Data
Net assets, end of period (000)	$20,359,905		$19,002,473		$18,126,118	$21,422,388	$21,666,936	$18,495,567

Portfolio turnover rate(k)	2%		19%		17%	15%	15%	55%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes payment from an affiliate with no financial impact to the expense ratios.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core Dividend	Diversified
Core Dividend Growth	Diversified
Core High Dividend	Non-Diversified
Select Dividend	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

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Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core Dividend	0.05%
Core Dividend Growth	0.08
Core High Dividend	0.08

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $46 billion	0.4000%
Over $46 billion, up to and including $81 billion	0.380000
Over $81 billion, up to and including $111 billion	0.361000
Over $111 billion, up to and including $141 billion	0.342950
Over $141 billion, up to and including $171 billion	0.325802
Over $171 billion	0.309512

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

34	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Select Dividend	$ 50,646

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core Dividend	$133,514,313	$105,513,773	$(9,767,818)
Core Dividend Growth	1,175,891,865	554,793,921	(18,372,262)
Core High Dividend	703,489,299	628,468,404	34,157,933
Select Dividend	—	9,560,689	142,162

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core Dividend	$244,548,851	$239,129,246
Core Dividend Growth	2,608,553,423	2,549,118,557
Core High Dividend	3,947,275,988	3,933,808,272
Select Dividend	378,470,480	320,352,797

For the six months ended October 31, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core Dividend	$484,742,388	$225,062,232
Core Dividend Growth	3,417,815,228	2,905,072,568
Core High Dividend	485,348,285	605,838,034
Select Dividend	318,501,363	534,181,574

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of April 30, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

Core Dividend	$(35,496,754)
Core Dividend Growth	(1,045,626,635)
Core High Dividend	(999,400,456)
Select Dividend	(1,670,716,085)

(a)	Amounts available to offset future realized capital gains.

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core Dividend	$1,008,476,689	$121,438,802	$(37,878,741)	$ 83,560,061
Core Dividend Growth	26,756,726,196	8,536,689,896	(756,574,573)	7,780,115,323
Core High Dividend	10,644,920,582	1,062,458,374	(434,359,266)	628,099,108
Select Dividend	18,375,489,067	3,453,646,134	(1,451,408,690)	2,002,237,444

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

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Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 10/31/25		Year Ended 04/30/25

iShares ETF	Shares	Amount	Shares	Amount

Core Dividend

Shares sold	9,750,000	$490,142,893	9,650,000	$450,411,441

Shares redeemed	(4,550,000)	(225,991,237)	(1,600,000)	(71,869,098)

	5,200,000	$264,151,656	8,050,000	$378,542,343

Core Dividend Growth

Shares sold	52,750,000	$3,438,918,262	88,300,000	$5,391,633,220

Shares redeemed	(44,500,000)	(2,894,539,819)	(62,100,000)	(3,818,772,516)

	8,250,000	$544,378,443	26,200,000	$1,572,860,704

Core High Dividend

Shares sold	4,050,000	$488,765,309	16,150,000	$1,883,315,929

Shares redeemed	(5,150,000)	(610,320,606)	(14,950,000)	(1,728,654,740)

	(1,100,000)	$(121,555,297)	1,200,000	$154,661,189

Select Dividend

Shares sold	2,400,000	$325,193,286	26,850,000	$3,570,138,163

Shares redeemed	(4,050,000)	(549,844,102)	(30,700,000)	(4,031,674,842)

	(1,650,000)	$(224,650,816)	(3,850,000)	$(461,536,679)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	39

Board Review and Approval of Investment Advisory Contract

iShares Core Dividend ETF, iShares Core High Dividend ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.

The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Core Dividend Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered

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Board Review and Approval of Investment Advisory Contract (continued)

detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers

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Board Review and Approval of Investment Advisory Contract (continued)

for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Select Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s

44	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	45

Board Review and Approval of Investment Advisory Contract (continued)

Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

46	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	47

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

• iShares Morningstar Mid-Cap Value ETF | IMCV | NASDAQ

• iShares Morningstar Small-Cap ETF | ISCB | NYSE Arca

• iShares Morningstar U.S. Equity ETF | ILCB | NYSE Arca

• iShares Morningstar Value ETF | ILCV | NYSE Arca

2

Schedule of Investments (unaudited) October 31, 2025	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
L3Harris Technologies, Inc.	14,509	$4,194,552
Textron, Inc.	17,180	1,388,316

		5,582,868

Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.	19,533	2,381,073
FedEx Corp.	32,339	8,208,285

		10,589,358

Automobile Components — 0.3%
Aptiv PLC(a)(b)	30,576	2,479,714

Automobiles — 2.2%
Ford Motor Co.	578,066	7,590,006
General Motors Co.	139,918	9,666,935
Rivian Automotive, Inc., Class A(a)(b)	110,581	1,500,584

		18,757,525

Banks — 5.0%
Citizens Financial Group, Inc.	64,875	3,300,191
East West Bancorp, Inc.	20,527	2,085,543
Fifth Third Bancorp	98,126	4,084,004
First Citizens BancShares, Inc., Class A	597	1,089,418
Huntington Bancshares, Inc.	224,595	3,467,747
KeyCorp	138,945	2,444,043
M&T Bank Corp.	23,061	4,240,226
Regions Financial Corp.	126,710	3,066,382
Truist Financial Corp.	189,532	8,458,813
U.S. Bancorp	228,505	10,666,613

		42,902,980

Beverages — 1.1%
Brown-Forman Corp., Class A	3,476	94,269
Brown-Forman Corp., Class B, NVS	24,272	660,927
Constellation Brands, Inc., Class A	22,409	2,944,094
Keurig Dr. Pepper, Inc.	178,613	4,851,129
Primo Brands Corp., Class A	30,646	673,293

		9,223,712

Biotechnology — 1.0%
Biogen, Inc.(a)	20,710	3,194,932
BioMarin Pharmaceutical, Inc.(a)	7,814	418,596
Incyte Corp.(a)	23,634	2,209,306
United Therapeutics Corp.(a)	6,058	2,698,415

		8,521,249

Broadline Retail — 0.7%
Coupang, Inc., Class A(a)	59,537	1,903,398
eBay, Inc.	45,160	3,671,959

		5,575,357

Building Products — 1.4%
Allegion PLC	5,356	887,864
Builders FirstSource, Inc.(a)	16,746	1,945,383
Carrier Global Corp.	58,532	3,482,069
Johnson Controls International PLC	28,477	3,257,484
Masco Corp.	18,237	1,181,028
Owens Corning	12,639	1,609,071

		12,362,899

Capital Markets — 2.8%
Ameriprise Financial, Inc.	6,450	2,920,367
Bank of New York Mellon Corp. (The)	50,685	5,470,432
Carlyle Group, Inc. (The)	31,844	1,697,922
Northern Trust Corp.	28,060	3,610,480
Raymond James Financial, Inc.	13,185	2,092,064

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	42,466	$4,911,618
T Rowe Price Group, Inc.	32,576	3,340,017

		24,042,900

Chemicals — 2.8%
Air Products & Chemicals, Inc.	32,636	7,917,167
CF Industries Holdings, Inc.	24,447	2,036,190
Corteva, Inc.	37,560	2,307,686
Dow, Inc.	68,722	1,639,020
DuPont de Nemours, Inc.	35,681	2,913,354
International Flavors & Fragrances, Inc.(a)	17,822	1,122,251
LyondellBasell Industries NV, Class A	38,254	1,775,751
PPG Industries, Inc.	33,517	3,276,287
RPM International, Inc.	9,189	1,004,174
Westlake Corp.	3,159	217,371

		24,209,251

Commercial Services & Supplies — 0.1%
Veralto Corp.	11,384	1,123,373

Communications Equipment — 0.1%
F5, Inc.(a)	2,891	731,567

Construction & Engineering — 0.1%
AECOM	6,006	806,906

Construction Materials — 0.3%
Martin Marietta Materials, Inc.	4,531	2,777,956

Consumer Finance — 2.6%
Capital One Financial Corp.	93,808	20,636,822
Synchrony Financial	29,784	2,215,334

		22,852,156

Consumer Staples Distribution & Retail — 2.7%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	5,340	471,308
Dollar General Corp.	32,278	3,184,548
Dollar Tree, Inc.(a)	29,116	2,885,978
Kroger Co. (The)	90,125	5,734,654
Performance Food Group Co.(a)	6,735	651,544
Sysco Corp.	44,503	3,305,683
Target Corp.	66,689	6,183,404
U.S. Foods Holding Corp.(a)	11,723	851,324

		23,268,443

Containers & Packaging — 1.5%
Amcor PLC	334,293	2,640,915
Avery Dennison Corp.	7,382	1,291,038
Ball Corp.	18,877	887,219
International Paper Co.	76,462	2,954,491
Packaging Corp. of America	13,047	2,554,081
Smurfit WestRock PLC	75,836	2,799,865

		13,127,609

Distributors — 0.3%
Genuine Parts Co.	20,373	2,593,687

Diversified Consumer Services — 0.1%
Service Corp. International	6,360	531,124

Diversified REITs — 0.2%
WP Carey, Inc.	31,808	2,099,328

Electric Utilities — 6.3%
Alliant Energy Corp.	37,336	2,494,792
American Electric Power Co., Inc.	75,607	9,092,498
Edison International	56,254	3,115,346
Entergy Corp.	65,393	6,283,613
Evergy, Inc.	33,610	2,581,584

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Eversource Energy	51,506	$3,801,658
Exelon Corp.	148,288	6,839,043
FirstEnergy Corp.	75,721	3,470,293
NRG Energy, Inc.	16,444	2,826,066
PG&E Corp.	321,079	5,124,421
PPL Corp.	57,487	2,099,425
Xcel Energy, Inc.	84,265	6,839,790

		54,568,529

Electrical Equipment — 0.9%
Emerson Electric Co.	39,055	5,450,906
Rockwell Automation, Inc.	6,826	2,514,426

		7,965,332

Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.	12,582	2,005,193
Corning, Inc.	49,496	4,409,104
Flex Ltd.(a)	31,070	1,942,497
Jabil, Inc.	6,106	1,348,754
Keysight Technologies, Inc.(a)	7,764	1,420,502
TE Connectivity PLC	21,621	5,340,603
Teledyne Technologies, Inc.(a)	2,037	1,073,132
Trimble, Inc.(a)	10,168	810,898
Zebra Technologies Corp., Class A(a)	2,565	690,626

		19,041,309

Energy Equipment & Services — 1.7%
Baker Hughes Co., Class A	72,627	3,515,873
Halliburton Co.	126,416	3,393,005
SLB Ltd.	218,330	7,872,980

		14,781,858

Entertainment — 1.3%
Electronic Arts, Inc.	17,801	3,561,268
Warner Bros Discovery, Inc., Class A(a)	332,511	7,464,872

		11,026,140

Financial Services — 1.1%
Block, Inc., Class A(a)	32,913	2,499,413
Corpay, Inc.(a)	3,241	843,794
Equitable Holdings, Inc.	35,580	1,757,652
Fidelity National Information Services, Inc.	25,051	1,566,189
Global Payments, Inc.	35,904	2,791,895

		9,458,943

Food Products — 2.8%
Archer-Daniels-Midland Co.	66,453	4,022,400
Conagra Brands, Inc.	69,997	1,203,248
General Mills, Inc.	80,282	3,741,944
Hershey Co. (The)	14,004	2,375,499
Hormel Foods Corp.	43,124	931,047
J M Smucker Co. (The)	15,446	1,599,433
Kellanova	39,933	3,316,835
Kraft Heinz Co. (The)	127,412	3,150,899
McCormick & Co., Inc., NVS	18,285	1,173,166
Pilgrim’s Pride Corp.	6,439	245,326
Tyson Foods, Inc., Class A	39,815	2,046,889

		23,806,686

Gas Utilities — 0.2%
Atmos Energy Corp.	12,149	2,086,226

Ground Transportation — 1.7%
CSX Corp.	273,593	9,854,820
JB Hunt Transport Services, Inc.	5,426	916,234
Norfolk Southern Corp.	13,090	3,709,444

		14,480,498

Security	Shares	Value

Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.(a)	5,284	$728,558
Baxter International, Inc.	75,324	1,391,234
Becton Dickinson & Co.	42,135	7,529,946
Cooper Cos., Inc. (The)(a)	8,672	606,260
GE HealthCare Technologies, Inc.	39,557	2,964,797
Hologic, Inc.(a)	32,797	2,424,026
Solventum Corp.(a)	20,415	1,409,452
Zimmer Biomet Holdings, Inc.	29,352	2,951,637

		20,005,910

Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	14,763	2,816,337
Centene Corp.(a)	68,673	2,428,964
Humana, Inc.	17,706	4,925,632
Labcorp Holdings, Inc.	12,303	3,124,470
Molina Healthcare, Inc.(a)(b)	3,593	549,945
Quest Diagnostics, Inc.	16,232	2,856,020
Tenet Healthcare Corp.(a)(b)	8,593	1,774,369

		18,475,737

Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	13,781	802,330
Healthpeak Properties, Inc.	58,164	1,044,044

		1,846,374

Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A(a)	21,207	2,683,534
Carnival Corp.(a)	159,278	4,591,985
Darden Restaurants, Inc.	6,956	1,253,123
Expedia Group, Inc.	9,611	2,114,420
Las Vegas Sands Corp.	19,927	1,182,667

		11,825,729

Household Durables — 1.7%
DR Horton, Inc.	39,339	5,864,658
Garmin Ltd.	6,214	1,329,423
Lennar Corp., Class A	31,470	3,895,042
Lennar Corp., Class B	1,388	163,853
NVR, Inc.(a)	218	1,571,959
PulteGroup, Inc.	16,591	1,988,763

		14,813,698

Household Products — 0.5%
Clorox Co. (The)	4,538	510,344
Kimberly-Clark Corp.	31,796	3,806,299

		4,316,643

Insurance — 7.8%
Aflac, Inc.	71,517	7,665,907
Allstate Corp. (The)	18,027	3,452,531
American International Group, Inc.	45,588	3,599,628
Arch Capital Group Ltd.	54,878	4,736,520
Cincinnati Financial Corp.	22,808	3,525,889
Everest Group Ltd.	6,295	1,979,903
Fidelity National Financial, Inc., Class A	37,749	2,085,255
Hartford Insurance Group, Inc. (The)	41,645	5,171,476
Loews Corp.	14,707	1,464,229
Markel Group, Inc.(a)	700	1,382,171
MetLife, Inc.	82,914	6,618,195
Principal Financial Group, Inc.	32,863	2,761,807
Prudential Financial, Inc.	52,195	5,428,280
Reinsurance Group of America, Inc.	9,742	1,777,525
RenaissanceRe Holdings Ltd.	6,800	1,727,812
Travelers Cos., Inc. (The)	33,050	8,877,891
Unum Group	23,483	1,724,122

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
W. R. Berkley Corp.	17,529	$1,250,519
Willis Towers Watson PLC	7,465	2,337,292

		67,566,952

Interactive Media & Services — 0.4%
Pinterest, Inc., Class A(a)	47,659	1,577,513
Reddit, Inc., Class A(a)	6,265	1,309,072
Snap, Inc., Class A, NVS(a)	71,833	560,297

		3,446,882

IT Services — 1.0%
Akamai Technologies, Inc.(a)	20,482	1,538,198
Cognizant Technology Solutions Corp., Class A	72,410	5,277,241
CoreWeave, Inc., Class A(a)	3,594	480,554
Twilio, Inc., Class A(a)	6,890	929,323

		8,225,316

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	25,732	3,766,136
Illumina, Inc.(a)	22,659	2,799,293
IQVIA Holdings, Inc.(a)	16,681	3,610,769
Mettler-Toledo International, Inc.(a)	1,270	1,798,688
Revvity, Inc.	10,900	1,020,131
West Pharmaceutical Services, Inc.	4,285	1,208,670

		14,203,687

Machinery — 2.6%
CNH Industrial NV	130,784	1,371,924
Cummins, Inc.	10,761	4,709,875
Dover Corp.	7,393	1,341,534
Fortive Corp.	25,320	1,274,609
IDEX Corp.	4,831	828,323
Ingersoll Rand, Inc.	20,171	1,539,652
Otis Worldwide Corp.	19,116	1,773,200
PACCAR, Inc.	75,654	7,444,354
Pentair PLC	6,781	721,159
Snap-on, Inc.	4,977	1,670,032

		22,674,662

Media — 0.8%
Charter Communications, Inc., Class A(a)(b)	13,728	3,210,155
Fox Corp., Class A, NVS	17,547	1,134,413
Fox Corp., Class B	11,221	655,419
Omnicom Group, Inc.	28,884	2,166,878

		7,166,865

Metals & Mining — 2.7%
Freeport-McMoRan, Inc.	62,954	2,625,182
Newmont Corp.	160,964	13,033,255
Nucor Corp.	34,191	5,130,359
Reliance, Inc.	4,452	1,257,378
Steel Dynamics, Inc.	10,157	1,592,618

		23,638,792

Multi-Utilities — 4.3%
Ameren Corp.	23,466	2,394,001
CenterPoint Energy, Inc.	52,411	2,004,197
CMS Energy Corp.	26,501	1,949,149
Consolidated Edison, Inc.	52,967	5,159,515
Dominion Energy, Inc.	58,613	3,439,997
DTE Energy Co.	30,324	4,110,115
NiSource, Inc.	68,796	2,897,000
Public Service Enterprise Group, Inc.	44,750	3,605,060
Sempra	95,595	8,789,004
WEC Energy Group, Inc.	26,197	2,926,991

		37,275,029

Security	Shares	Value

Oil, Gas & Consumable Fuels — 8.2%
Cheniere Energy, Inc.	32,535	$6,897,420
Coterra Energy, Inc.	110,914	2,624,225
Devon Energy Corp.	90,077	2,926,602
Diamondback Energy, Inc.	27,869	3,990,562
EOG Resources, Inc.	79,872	8,453,652
EQT Corp.	47,007	2,518,635
Expand Energy Corp.	16,700	1,725,277
Kinder Morgan, Inc.	288,446	7,554,401
Marathon Petroleum Corp.	43,400	8,459,094
Occidental Petroleum Corp.	96,266	3,966,159
ONEOK, Inc.	91,173	6,108,591
Phillips 66	59,757	8,135,318
Valero Energy Corp.	45,528	7,719,728

		71,079,664

Passenger Airlines — 1.2%
Delta Air Lines, Inc.	95,896	5,502,513
Southwest Airlines Co.	18,236	552,551
United Airlines Holdings, Inc.(a)	48,158	4,528,778

		10,583,842

Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	22,749	2,199,601
Kenvue, Inc.	254,665	3,659,536

		5,859,137

Pharmaceuticals — 0.2%
Royalty Pharma PLC, Class A	51,987	1,951,592

Professional Services — 0.9%
Jacobs Solutions, Inc.	10,318	1,607,648
Leidos Holdings, Inc.	10,194	1,941,651
Paychex, Inc.	15,042	1,760,365
SS&C Technologies Holdings, Inc.	31,759	2,696,974

		8,006,638

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	14,728	2,244,989

Residential REITs — 1.3%
American Homes 4 Rent, Class A	18,957	599,041
AvalonBay Communities, Inc.	9,843	1,711,895
Camden Property Trust	9,525	947,547
Equity LifeStyle Properties, Inc.	10,786	658,485
Equity Residential	25,746	1,530,342
Essex Property Trust, Inc.	4,199	1,057,182
Invitation Homes, Inc.	35,094	987,896
Mid-America Apartment Communities, Inc.	9,397	1,204,978
Sun Communities, Inc.	10,170	1,287,522
UDR, Inc.	25,407	855,962

		10,840,850

Retail REITs — 1.5%
Kimco Realty Corp.	99,913	2,064,203
Realty Income Corp.	32,521	1,885,568
Regency Centers Corp.	14,617	1,007,842
Simon Property Group, Inc.	47,748	8,392,188

		13,349,801

Semiconductors & Semiconductor Equipment — 1.8%
First Solar, Inc.(a)	14,898	3,976,872
Microchip Technology, Inc.	79,358	4,953,526
NXP Semiconductors NV	17,887	3,740,530
ON Semiconductor Corp.(a)	32,976	1,651,438
Teradyne, Inc.	8,291	1,506,972

		15,829,338

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 0.5%
Gen Digital, Inc.	53,712	$1,415,848
Zoom Communications, Inc., Class A(a)	35,102	3,061,948

		4,477,796
Specialized REITs — 2.5%
Crown Castle, Inc.	17,244	1,555,754
Digital Realty Trust, Inc.	23,425	3,991,854
Extra Space Storage, Inc.	15,356	2,050,640
Gaming & Leisure Properties, Inc.	38,878	1,736,292
Iron Mountain, Inc.	15,671	1,613,329
Public Storage	13,820	3,849,699
VICI Properties, Inc.	155,038	4,649,590
Weyerhaeuser Co.	102,170	2,349,910

		21,797,068
Specialty Retail — 0.7%
Best Buy Co., Inc.	28,576	2,347,233
Ulta Beauty, Inc.(a)	3,747	1,947,990
Williams-Sonoma, Inc.	9,241	1,795,896

		6,091,119
Technology Hardware, Storage & Peripherals — 3.8%
Dell Technologies, Inc., Class C	45,198	7,322,528
Hewlett Packard Enterprise Co.	193,143	4,716,552
HP, Inc.	138,786	3,840,209
NetApp, Inc.	14,950	1,760,811
Seagate Technology Holdings PLC	29,911	7,653,627
Western Digital Corp.	50,545	7,592,364

		32,886,091
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(a)	5,290	902,157
Tapestry, Inc.	12,369	1,358,363

		2,260,520

Security	Shares	Value

Trading Companies & Distributors — 0.9%
Ferguson Enterprises, Inc.	19,587	$4,867,369
United Rentals, Inc.	2,915	2,539,490

		7,406,859
Water Utilities — 0.2%
American Water Works Co., Inc.	11,195	1,437,774

Total Long-Term Investments — 99.8% (Cost: $730,943,215)		862,960,837

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	4,956,287	4,958,766
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	905,027	905,027

Total Short-Term Securities — 0.7% (Cost: $5,861,901)		5,863,793

Total Investments — 100.5% (Cost: $736,805,116)		868,824,630
Liabilities in Excess of Other Assets — (0.5)%		(4,534,657)

Net Assets — 100.0%		$864,289,973

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,134,200	$—		$(4,175,177	)(a)	$(52)	$(205)	$4,958,766	4,956,287	$55,290	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	564,701	340,326	(a)	—		—	—	905,027	905,027	18,853		—

						$(52)	$(205)	$5,863,793		$74,143		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

6	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Mid-Cap Value ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Utilities Select Sector Index	6	12/19/25	$541	$(1,809)
S&P Mid 400 E-Mini Index	2	12/19/25	652	(7,959)

				$(9,768)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$9,768	$—	$—	$—	$9,768

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$150,593	$—	$—	$—	$150,593

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(9,923)	$—	$—	$—	$(9,923)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,015,115

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Mid-Cap Value ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$862,960,837	$—	$—	$862,960,837
Short-Term Securities
Money Market Funds	5,863,793	—	—	5,863,793

	$868,824,630	$—	$—	$868,824,630

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(9,768)	$—	$—	$(9,768)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
AAR Corp.(a)	1,704	$143,494
AeroVironment, Inc.(a)	1,728	639,205
Archer Aviation, Inc., Class A(a)(b)	23,112	259,317
ATI, Inc.(a)	6,454	638,752
BWX Technologies, Inc.	4,231	903,784
Cadre Holdings, Inc.	1,142	48,489
Ducommun, Inc.(a)	611	56,059
Eve Holding, Inc., Class A(a)(b)	2,252	9,819
Hexcel Corp.	3,700	264,180
Huntington Ingalls Industries, Inc.	1,815	584,466
Intuitive Machines, Inc., Class A(a)(b)	5,004	59,698
Karman Holdings, Inc.(a)(b)	1,630	137,311
Kratos Defense & Security Solutions, Inc.(a)	7,610	689,466
Leonardo DRS, Inc.	3,367	123,098
Loar Holdings, Inc.(a)(b)	1,076	85,144
Mercury Systems, Inc.(a)	2,399	185,707
Moog, Inc., Class A	1,299	266,100
Redwire Corp.(a)(b)	2,220	17,471
Rocket Lab Corp.(a)	19,363	1,219,482
Spirit AeroSystems Holdings, Inc., Class A(a)	5,167	189,577
StandardAero, Inc.(a)	5,142	148,552
V2X, Inc.(a)	775	44,245
VSE Corp.(b)	852	153,939
Woodward, Inc.	2,720	712,939

		7,580,294

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	5,453	839,707
GXO Logistics, Inc.(a)	5,408	303,984
Hub Group, Inc., Class A	2,573	94,764

		1,238,455

Automobile Components — 1.3%
Adient PLC(a)	3,831	88,841
Autoliv, Inc.	3,148	367,686
BorgWarner, Inc.	9,643	414,263
Dana, Inc.	6,081	123,444
Dorman Products, Inc.(a)(b)	1,202	161,224
Fox Factory Holding Corp.(a)	1,834	40,550
Garrett Motion, Inc.	5,432	92,018
Gentex Corp.	9,742	228,450
Gentherm, Inc.(a)	1,356	49,901
Goodyear Tire & Rubber Co. (The)(a)(b)	11,972	82,487
LCI Industries	1,128	116,737
Lear Corp.	2,465	257,962
Mobileye Global, Inc., Class A(a)	7,342	96,547
Modine Manufacturing Co.(a)(b)	2,285	350,085
Patrick Industries, Inc.	1,496	156,138
Phinia, Inc.	1,793	93,075
QuantumScape Corp., Class A(a)(b)	19,205	354,140
Standard Motor Products, Inc.	959	35,608
Visteon Corp.	1,145	122,698
XPEL, Inc.(a)	983	33,520

		3,265,374

Automobiles — 0.2%
Harley-Davidson, Inc.	5,206	140,458
Lucid Group, Inc.(a)(b)	5,728	101,672
Thor Industries, Inc.	2,364	246,683
Winnebago Industries, Inc.	1,132	42,688

		531,501

Security	Shares	Value

Banks — 6.4%
1st Source Corp.	857	$50,940
Amalgamated Financial Corp.	840	22,898
Amerant Bancorp, Inc., Class A	1,610	27,000
Ameris Bancorp	2,861	204,905
Associated Banc-Corp	7,584	187,856
Atlantic Union Bankshares Corp.	6,033	196,193
Axos Financial, Inc.(a)	2,287	178,340
Banc of California, Inc.	5,664	96,118
BancFirst Corp.	971	105,703
Bancorp, Inc. (The)(a)	2,086	136,362
Bank First Corp.	418	51,046
Bank of Hawaii Corp.	1,819	118,108
Bank OZK	4,672	210,193
BankUnited, Inc.	3,261	130,701
Banner Corp.	1,456	87,928
Beacon Financial Corp.	3,734	90,886
BOK Financial Corp.	950	99,351
Burke & Herbert Financial Services Corp.	604	35,551
Business First Bancshares, Inc.	1,302	31,925
Byline Bancorp, Inc.	1,573	42,062
Cadence Bank	8,344	314,903
Camden National Corp.	778	29,681
Capital City Bank Group, Inc.	644	25,052
Capitol Federal Financial, Inc.	5,413	32,695
Cathay General Bancorp	2,988	135,805
Central Pacific Financial Corp.	1,167	33,271
City Holding Co.	651	76,740
Coastal Financial Corp.(a)(b)	553	58,895
Columbia Banking System, Inc.	13,154	352,527
Columbia Financial, Inc.(a)(b)	1,213	17,892
Comerica, Inc.	5,866	448,749
Commerce Bancshares, Inc.	6,042	317,990
Community Financial System, Inc.	2,343	129,990
Community Trust Bancorp, Inc.	740	37,884
ConnectOne Bancorp, Inc.	2,162	52,018
Cullen/Frost Bankers, Inc.	2,791	343,684
Customers Bancorp, Inc.(a)	1,473	98,868
CVB Financial Corp.	5,750	105,628
Dime Community Bancshares, Inc.	1,869	49,061
Eastern Bankshares, Inc.	8,883	155,719
Enterprise Financial Services Corp.	1,670	87,458
Equity Bancshares, Inc., Class A	697	28,235
Esquire Financial Holdings, Inc.	367	34,425
FB Financial Corp.	1,825	98,568
First Bancorp	1,779	86,353
First Bancorp	6,825	133,019
First Busey Corp.	4,013	89,731
First Commonwealth Financial Corp.	4,411	67,444
First Community Bankshares, Inc.	693	22,412
First Financial Bancorp	4,083	95,583
First Financial Bankshares, Inc.	5,569	172,026
First Financial Corp.	551	29,379
First Hawaiian, Inc.	5,635	138,227
First Horizon Corp.	22,720	485,299
First Interstate BancSystem, Inc., Class A	4,093	127,906
First Merchants Corp.	2,517	89,303
First Mid Bancshares, Inc.	957	34,194
Firstsun Capital Bancorp(a)(b)	502	17,088
Five Star Bancorp	770	27,343
Flagstar Bank NA	13,833	157,973
FNB Corp.	14,934	234,762
Fulton Financial Corp.	8,329	144,675

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
German American Bancorp, Inc.	1,713	$66,019
Glacier Bancorp, Inc.	5,671	231,660
Great Southern Bancorp, Inc.	399	22,224
Hancock Whitney Corp.	3,793	216,618
Hanmi Financial Corp.	1,367	36,089
Heritage Commerce Corp.	2,630	27,352
Heritage Financial Corp.	1,514	33,596
Hilltop Holdings, Inc.	1,940	62,662
Home BancShares, Inc.	8,502	227,088
HomeTrust Bancshares, Inc.	766	30,111
Hope Bancorp, Inc.	5,635	59,111
Horizon Bancorp, Inc.	1,983	30,935
Independent Bank Corp.	2,191	147,432
Independent Bank Corp.	924	27,923
International Bancshares Corp.	2,491	165,353
Lakeland Financial Corp.	1,146	65,379
Live Oak Bancshares, Inc.	1,639	51,038
Mercantile Bank Corp.	706	30,958
Metrocity Bankshares, Inc.	976	24,995
Metropolitan Bank Holding Corp.	446	29,556
Mid Penn Bancorp, Inc.	890	25,321
MidWestOne Financial Group, Inc.	640	23,674
National Bank Holdings Corp., Class A	1,564	55,772
NB Bancorp, Inc.	1,605	29,002
NBT Bancorp, Inc.	2,260	91,462
Nicolet Bankshares, Inc.	629	74,310
Northeast Bank(b)	371	32,010
Northwest Bancshares, Inc.	6,245	73,129
OceanFirst Financial Corp.	2,556	46,468
OFG Bancorp	1,920	74,227
Old National Bancorp	15,969	326,247
Old Second Bancorp, Inc.	1,937	34,769
Origin Bancorp, Inc.	1,386	48,039
Orrstown Financial Services, Inc.	806	26,824
Park National Corp.	672	102,272
Pathward Financial, Inc.	1,098	74,730
Peoples Bancorp, Inc.	1,534	43,872
Pinnacle Financial Partners, Inc.	3,464	295,167
Popular, Inc.	2,988	333,072
Prosperity Bancshares, Inc.	4,191	275,852
Provident Financial Services, Inc.	5,600	102,424
QCR Holdings, Inc.	702	52,222
Renasant Corp.	4,260	143,264
Republic Bancorp, Inc., Class A	397	26,162
S&T Bancorp, Inc.	1,593	58,368
Seacoast Banking Corp. of Florida	3,612	109,444
ServisFirst Bancshares, Inc.	2,509	176,307
Simmons First National Corp., Class A	6,277	109,094
Southern Missouri Bancorp, Inc.	460	24,122
Southside Bancshares, Inc.	1,302	36,612
SouthState Bank Corp.	4,484	397,507
Stellar Bancorp, Inc.	2,254	66,335
Stock Yards Bancorp, Inc.	1,202	78,154
Synovus Financial Corp.	6,451	287,973
Texas Capital Bancshares, Inc.(a)	1,994	167,177
Tompkins Financial Corp.	597	37,886
Towne Bank	3,189	103,674
TriCo Bancshares	1,400	61,922
Triumph Financial, Inc.(a)	986	53,698
TrustCo Bank Corp.	812	30,621
Trustmark Corp.	2,618	97,442
UMB Financial Corp.	3,313	354,093

Security	Shares	Value

Banks (continued)
United Bankshares, Inc.	6,459	$231,168
United Community Banks, Inc.	5,253	153,388
Univest Financial Corp.	1,350	39,636
Valley National Bancorp	20,746	225,509
WaFd, Inc.	3,475	100,879
Webster Financial Corp.	7,513	428,542
WesBanco, Inc.	4,185	125,968
Westamerica BanCorp	1,108	52,796
Western Alliance Bancorp	5,118	395,877
Wintrust Financial Corp.	2,923	380,048
WSFS Financial Corp.	2,505	130,485
Zions Bancorp N.A.	6,517	339,601

		16,173,237

Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(a)	383	79,277
Celsius Holdings, Inc.(a)	7,569	455,881
Coca-Cola Consolidated, Inc.	2,414	314,737
MGP Ingredients, Inc.	695	16,819
Molson Coors Beverage Co., Class B	7,807	341,322
National Beverage Corp.(a)	1,221	41,844
Vita Coco Co., Inc. (The)(a)(b)	1,902	78,324

		1,328,204

Biotechnology — 5.3%
ACADIA Pharmaceuticals, Inc.(a)	5,739	130,275
ADMA Biologics, Inc.(a)	10,783	166,921
Agios Pharmaceuticals, Inc.(a)(b)	2,682	115,970
Akebia Therapeutics, Inc.(a)(b)	11,656	25,760
Akero Therapeutics, Inc.(a)	2,936	159,131
Alkermes PLC(a)	7,293	223,895
Amicus Therapeutics, Inc.(a)(b)	11,649	105,190
AnaptysBio, Inc.(a)(b)	866	31,678
Anavex Life Sciences Corp.(a)(b)	3,751	29,895
Apellis Pharmaceuticals, Inc.(a)	3,726	79,997
Apogee Therapeutics, Inc.(a)	1,554	87,941
Arbutus Biopharma Corp.(a)(b)	6,040	28,569
Arcellx, Inc.(a)(b)	1,772	159,923
Arcus Biosciences, Inc.(a)	3,126	61,645
Arcutis Biotherapeutics, Inc.(a)(b)	4,947	125,209
Ardelyx, Inc.(a)	10,165	61,600
ArriVent Biopharma, Inc.(a)(b)	468	8,766
Arrowhead Pharmaceuticals, Inc.(a)	5,561	235,731
ARS Pharmaceuticals, Inc.(a)	1,425	12,768
Aurinia Pharmaceuticals, Inc.(a)(b)	5,467	72,000
Avidity Biosciences, Inc.(a)(b)	5,102	356,375
Beam Therapeutics, Inc.(a)(b)	4,247	106,217
Bicara Therapeutics, Inc.(a)(b)	1,341	21,791
BioCryst Pharmaceuticals, Inc.(a)(b)	8,805	64,453
Biohaven Ltd.(a)	4,127	70,984
Bridgebio Pharma, Inc.(a)(b)	6,492	406,659
Capricor Therapeutics, Inc.(a)(b)	1,904	12,395
CareDx, Inc.(a)	2,474	37,110
Catalyst Pharmaceuticals, Inc.(a)	5,201	110,625
Celldex Therapeutics, Inc.(a)(b)	2,383	63,698
CG oncology, Inc.(a)	2,508	108,521
Cogent Biosciences, Inc.(a)	4,867	79,332
CRISPR Therapeutics AG(a)(b)	3,988	255,192
Cytokinetics, Inc.(a)	5,430	345,294
Day One Biopharmaceuticals, Inc.(a)(b)	3,283	24,426
Denali Therapeutics, Inc.(a)(b)	6,268	102,043
Dianthus Therapeutics, Inc.(a)	888	31,062
Disc Medicine, Inc.(a)(b)	1,186	102,257
Dynavax Technologies Corp.(a)(b)	4,769	48,930

10	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Dyne Therapeutics, Inc.(a)(b)	5,127	$115,768
Exact Sciences Corp.(a)	8,487	549,024
Exelixis, Inc.(a)	11,632	449,809
Geron Corp.(a)	25,234	31,795
GRAIL, Inc.(a)(b)	1,169	107,466
Gyre Therapeutics, Inc.(a)(b)	686	5,317
Halozyme Therapeutics, Inc.(a)	5,720	372,887
Ideaya Biosciences, Inc.(a)(b)	3,929	125,178
ImmunityBio, Inc.(a)(b)	10,201	24,482
Immunome, Inc.(a)(b)	3,466	55,699
Immunovant, Inc.(a)(b)	3,256	80,358
Intellia Therapeutics, Inc.(a)(b)	4,480	56,538
Ionis Pharmaceuticals, Inc.(a)(b)	6,886	511,630
Iovance Biotherapeutics, Inc.(a)(b)	11,771	23,189
Janux Therapeutics, Inc.(a)(b)	1,750	50,243
KalVista Pharmaceuticals, Inc.(a)(b)	1,098	11,979
Keros Therapeutics, Inc.(a)	1,514	23,043
Kiniksa Pharmaceuticals International PLC(a)(b)	1,616	59,808
Krystal Biotech, Inc., Class A3(a)	1,199	236,815
Kura Oncology, Inc.(a)	3,083	31,662
Kymera Therapeutics, Inc.(a)	2,188	135,306
Madrigal Pharmaceuticals, Inc.(a)(b)	845	353,971
MannKind Corp.(a)(b)	13,538	75,677
MeiraGTx Holdings PLC(a)(b)	1,611	14,628
Metsera, Inc.(a)	682	42,993
MiMedx Group, Inc.(a)	5,250	40,163
Mineralys Therapeutics, Inc.(a)(b)	2,279	93,120
Mirum Pharmaceuticals, Inc.(a)(b)	1,806	131,206
Moderna, Inc.(a)(b)	15,936	432,822
MoonLake Immunotherapeutics(a)	1,303	13,160
Myriad Genetics, Inc.(a)	3,877	31,171
Neurocrine Biosciences, Inc.(a)	4,571	654,613
Novavax, Inc.(a)(b)	6,238	52,399
Nurix Therapeutics, Inc.(a)	3,864	50,000
Nuvalent, Inc., Class A(a)(b)	1,847	183,444
Organogenesis Holdings, Inc., Class A(a)(b)	3,335	14,174
Praxis Precision Medicines, Inc.(a)(b)	813	161,592
Protagonist Therapeutics, Inc.(a)	2,433	191,282
PTC Therapeutics, Inc.(a)(b)	3,270	223,374
Recursion Pharmaceuticals, Inc., Class A(a)(b)	15,164	83,705
Relay Therapeutics, Inc.(a)(b)	6,030	43,054
Replimune Group, Inc.(a)(b)	2,332	22,690
Revolution Medicines, Inc.(a)(b)	6,927	407,585
Rhythm Pharmaceuticals, Inc.(a)	2,191	249,248
Rocket Pharmaceuticals, Inc.(a)(b)	4,047	15,257
Roivant Sciences Ltd.(a)	17,864	357,101
Sarepta Therapeutics, Inc.(a)	4,417	106,052
Savara, Inc.(a)	3,822	15,861
Scholar Rock Holding Corp.(a)(b)	3,269	96,828
Soleno Therapeutics, Inc.(a)	1,963	131,835
Spyre Therapeutics, Inc.(a)(b)	2,586	63,254
Syndax Pharmaceuticals, Inc.(a)(b)	3,621	49,608
TG Therapeutics, Inc.(a)	6,677	232,226
Travere Therapeutics, Inc.(a)	3,854	135,507
Twist Bioscience Corp.(a)(b)	2,775	91,270
Ultragenyx Pharmaceutical, Inc.(a)	4,137	143,140
uniQure NV(a)	2,435	164,825
Vaxcyte, Inc.(a)	5,303	240,120
Vera Therapeutics, Inc., Class A(a)	2,147	61,104
Veracyte, Inc.(a)	3,290	118,703
Vericel Corp.(a)	2,291	80,322
Viking Therapeutics, Inc.(a)(b)	4,906	186,820

Security	Shares	Value

Biotechnology (continued)
Vir Biotechnology, Inc.(a)(b)	4,140	$24,674
Viridian Therapeutics, Inc.(a)(b)	3,205	75,734
Xencor, Inc.(a)	2,695	39,643
Zymeworks, Inc.(a)	1,809	34,525

		13,358,704

Broadline Retail — 0.4%
Dillard’s, Inc., Class A	182	109,214
Etsy, Inc.(a)	4,803	297,786
Groupon, Inc.(a)	1,130	22,747
Kohl’s Corp.	4,910	79,886
Macy’s, Inc.	12,198	237,739
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,849	344,188
Savers Value Village, Inc.(a)	1,097	10,103

		1,101,663

Building Products — 1.7%
A. O. Smith Corp.	5,282	348,559
AAON, Inc.	3,113	306,288
Advanced Drainage Systems, Inc.	3,191	446,900
American Woodmark Corp.(a)	668	42,572
Apogee Enterprises, Inc.	894	32,729
Armstrong World Industries, Inc.	2,007	382,193
AZZ, Inc.	1,312	131,003
CSW Industrials, Inc.	760	190,319
Fortune Brands Innovations, Inc.	5,367	272,644
Gibraltar Industries, Inc.(a)	1,336	83,353
Griffon Corp.	1,856	137,363
Hayward Holdings, Inc.(a)	9,349	158,653
Janus International Group, Inc.(a)	4,947	47,491
Masterbrand, Inc.(a)	5,559	70,210
Quanex Building Products Corp.	1,907	27,098
Resideo Technologies, Inc.(a)	6,452	276,146
Simpson Manufacturing Co., Inc.	1,942	342,763
Tecnoglass, Inc.	1,117	66,607
Trex Co., Inc.(a)	4,970	240,150
UFP Industries, Inc.	2,795	257,503
Zurn Elkay Water Solutions Corp.	6,989	329,252

		4,189,796

Capital Markets — 2.7%
Acadian Asset Management, Inc.	1,273	61,231
Affiliated Managers Group, Inc.	1,329	316,249
Artisan Partners Asset Management, Inc., Class A	3,261	142,375
BGC Group, Inc., Class A	16,398	149,878
Cohen & Steers, Inc.	1,273	86,971
DigitalBridge Group, Inc., Class A(b)	7,128	84,324
Donnelley Financial Solutions, Inc.(a)	1,137	52,245
Evercore, Inc., Class A	1,732	510,178
Federated Hermes, Inc., Class B, NVS	3,760	182,285
Franklin Resources, Inc.	13,233	299,198
Freedom Holding Corp.(a)(b)	837	128,614
GCM Grosvenor, Inc., Class A	1,967	22,640
Hamilton Lane, Inc., Class A	1,761	200,684
Houlihan Lokey, Inc., Class A	2,504	448,416
Invesco Ltd.	15,833	375,242
Janus Henderson Group PLC	5,499	239,537
Jefferies Financial Group, Inc.	7,394	390,625
Kayne Anderson BDC, Inc.	1,867	26,810
Lazard, Inc.	4,083	199,250
MarketAxess Holdings, Inc.	1,715	274,503
Moelis & Co., Class A	3,305	209,306
Oppenheimer Holdings, Inc., Class A, NVS	274	19,114
P10, Inc., Class A	2,486	25,258

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Perella Weinberg Partners, Class A	2,674	$49,950
Piper Sandler Cos.	709	226,355
PJT Partners, Inc., Class A	1,018	164,010
SEI Investments Co.	4,431	357,183
StepStone Group, Inc., Class A	2,932	178,500
Stifel Financial Corp.	4,705	557,213
StoneX Group, Inc.(a)	2,010	184,759
TPG, Inc., Class A	5,565	306,298
Victory Capital Holdings, Inc., Class A	2,137	133,071
Virtu Financial, Inc., Class A	3,740	130,302
Virtus Investment Partners, Inc.	289	47,055
WisdomTree, Inc.	5,595	66,916

		6,846,545

Chemicals — 1.7%
AdvanSix, Inc.	1,150	21,379
Albemarle Corp.	5,407	531,130
Ashland, Inc.	2,056	100,538
Avient Corp.	3,990	127,959
Axalta Coating Systems Ltd.(a)	9,499	270,437
Balchem Corp.	1,500	230,085
Cabot Corp.	2,348	158,443
Celanese Corp., Class A	4,747	182,475
Chemours Co. (The)	6,943	92,967
Eastman Chemical Co.	5,319	316,587
Ecovyst, Inc.(a)	4,904	40,164
Element Solutions, Inc.	10,092	269,658
FMC Corp.	5,296	80,340
Hawkins, Inc.(b)	887	125,821
HB Fuller Co.	2,409	138,204
Huntsman Corp.	7,104	58,821
Ingevity Corp.(a)	1,535	82,460
Innospec, Inc.	1,080	79,466
Kronos Worldwide, Inc.	1,076	5,294
Minerals Technologies, Inc.	1,323	75,080
Mosaic Co. (The)	14,221	390,366
NewMarket Corp.	333	255,711
Olin Corp.	5,205	107,744
Orion SA	2,351	12,460
Perimeter Solutions, Inc.(a)(b)	6,152	144,634
PureCycle Technologies, Inc.(a)(b)	6,002	69,503
Quaker Chemical Corp.	636	88,334
Scotts Miracle-Gro Co. (The)	2,016	107,896
Sensient Technologies Corp.	1,951	183,960
Stepan Co.	925	40,099
Tronox Holdings PLC	5,036	17,626

		4,405,641

Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	2,638	113,434
ACV Auctions, Inc., Class A(a)(b)	7,075	64,170
Brady Corp., Class A, NVS	1,954	148,328
BrightView Holdings, Inc.(a)	2,589	31,896
Brink’s Co. (The)	1,913	212,649
Casella Waste Systems, Inc., Class A(a)(b)	2,877	254,816
CECO Environmental Corp.(a)(b)	1,346	65,806
Cimpress PLC(a)	692	47,893
CoreCivic, Inc.(a)	5,062	93,799
Deluxe Corp.	1,944	35,206
Enviri Corp.(a)	3,325	40,598
GEO Group, Inc. (The)(a)	6,133	104,077
Healthcare Services Group, Inc.(a)	3,087	55,165
HNI Corp.	2,143	87,692
Interface, Inc., Class A	2,441	60,781

Security	Shares	Value

Commercial Services & Supplies (continued)
Liquidity Services, Inc.(a)	1,137	$27,220
MillerKnoll, Inc.	3,050	47,641
MSA Safety, Inc.	1,717	269,621
OPENLANE, Inc.(a)	4,676	123,540
Pitney Bowes, Inc.	1,953	19,296
Steelcase, Inc., Class A	4,303	68,676
Tetra Tech, Inc.	11,577	370,232
UniFirst Corp.	669	103,260
Vestis Corp.	5,944	31,206

		2,477,002

Communications Equipment — 1.2%
ADTRAN Holdings, Inc.(a)(b)	3,368	35,094
Applied Optoelectronics, Inc.(a)(b)	2,377	84,526
Calix, Inc.(a)	2,730	186,787
Ciena Corp.(a)	6,540	1,242,077
CommScope Holding Co., Inc.(a)	9,543	165,094
Digi International, Inc.(a)	1,594	58,468
Extreme Networks, Inc.(a)	6,201	117,943
Harmonic, Inc.(a)	5,176	55,383
Lumentum Holdings, Inc.(a)	3,200	644,992
NETGEAR, Inc.(a)	1,258	43,678
NetScout Systems, Inc.(a)	3,052	84,846
Ribbon Communications, Inc.(a)(b)	4,168	14,004
Viasat, Inc.(a)	4,756	189,384
Viavi Solutions, Inc.(a)	9,517	168,451

		3,090,727

Construction & Engineering — 1.9%
API Group Corp.(a)	14,297	526,416
Arcosa, Inc.	2,121	216,342
Argan, Inc.	603	184,645
Centuri Holdings, Inc.(a)	796	16,071
Construction Partners, Inc., Class A(a)(b)	2,157	246,653
Dycom Industries, Inc.(a)	1,285	369,810
Everus Construction Group, Inc.(a)	2,350	213,591
Fluor Corp.(a)	7,310	356,509
Granite Construction, Inc.	1,911	196,661
Great Lakes Dredge & Dock Corp.(a)	2,875	32,631
IES Holdings, Inc.(a)(b)	391	153,225
Limbach Holdings, Inc.(a)(b)	482	45,539
MasTec, Inc.(a)	2,826	576,956
MYR Group, Inc.(a)	694	151,084
Primoris Services Corp.	2,465	348,847
Sterling Infrastructure, Inc.(a)	1,408	532,083
Tutor Perini Corp.(a)	2,003	134,922
Valmont Industries, Inc.	929	384,076
WillScot Holdings Corp., Class A	8,434	183,440

		4,869,501

Construction Materials — 0.2%
Eagle Materials, Inc.	1,529	324,637
Knife River Corp.(a)	2,353	142,262
United States Lime & Minerals, Inc.(b)	494	57,907

		524,806

Consumer Finance — 1.0%
Ally Financial, Inc.	12,727	495,971
Atlanticus Holdings Corp.(a)(b)	263	14,494
Bread Financial Holdings, Inc.	2,115	132,505
Credit Acceptance Corp.(a)(b)	248	110,940
Dave, Inc., Class A(a)(b)	452	108,173
Encore Capital Group, Inc.(a)	960	39,917
Enova International, Inc.(a)	1,121	134,038
EZCORP, Inc., Class A, NVS(a)	2,165	39,511

12	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
FirstCash Holdings, Inc.	1,840	$291,640
LendingClub Corp.(a)	5,237	91,071
LendingTree, Inc.(a)	512	32,768
Navient Corp.	3,169	38,757
Nelnet, Inc., Class A	525	67,751
OneMain Holdings, Inc.	5,553	328,682
PRA Group, Inc.(a)	1,553	21,292
PROG Holdings, Inc.	1,896	54,851
SLM Corp.	9,115	244,738
Upstart Holdings, Inc.(a)(b)	3,831	182,049
World Acceptance Corp.(a)	150	19,121

		2,448,269

Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc., Class A	17,407	307,930
Andersons, Inc. (The)	1,506	69,743
Chefs’ Warehouse, Inc. (The)(a)	1,701	100,359
Grocery Outlet Holding Corp.(a)	4,230	57,570
Guardian Pharmacy Services, Inc., Class A(a)	541	15,169
Ingles Markets, Inc., Class A	677	46,781
Maplebear, Inc.(a)	8,508	313,605
Natural Grocers by Vitamin Cottage, Inc.	305	9,787
PriceSmart, Inc.	1,066	122,526
United Natural Foods, Inc.(a)	2,786	104,893
Weis Markets, Inc.	649	41,108

		1,189,471

Containers & Packaging — 0.7%
AptarGroup, Inc.	3,035	352,090
Crown Holdings, Inc.	5,403	525,064
Graphic Packaging Holding Co.	12,789	204,496
Greif, Inc., Class A, NVS	1,125	64,001
O-I Glass, Inc.(a)	6,850	77,337
Sealed Air Corp.	6,503	217,916
Silgan Holdings, Inc.	4,082	157,647
Sonoco Products Co.	4,469	181,307
TriMas Corp.	1,557	55,320

		1,835,178

Distributors — 0.3%
A-Mark Precious Metals, Inc.	711	18,899
LKQ Corp.	11,866	379,237
Pool Corp.	1,704	455,070

		853,206

Diversified Consumer Services — 0.9%
ADT, Inc.	16,053	141,909
Adtalem Global Education, Inc.(a)	1,701	166,732
Bright Horizons Family Solutions, Inc.(a)	2,555	279,083
Carriage Services, Inc.	635	28,384
Coursera, Inc.(a)	5,273	44,399
Driven Brands Holdings, Inc.(a)	2,822	40,496
Frontdoor, Inc.(a)	3,315	220,215
Graham Holdings Co., Class B	154	155,868
Grand Canyon Education, Inc.(a)	1,290	242,907
H&R Block, Inc.	6,169	306,846
KinderCare Learning Cos., Inc.(a)	1,525	8,997
Laureate Education, Inc., Class A(a)	5,738	166,574
Matthews International Corp., Class A	1,314	30,774
Mister Car Wash, Inc.(a)	4,668	26,094
OneSpaWorld Holdings Ltd.	4,295	99,945
Perdoceo Education Corp.	2,967	94,232
Strategic Education, Inc.	1,038	78,867
Stride, Inc.(a)	1,852	126,010

Security	Shares	Value

Diversified Consumer Services (continued)
Udemy, Inc.(a)	3,784	$21,550
Universal Technical Institute, Inc.(a)	2,126	63,185

		2,343,067

Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	3,432	54,809
American Assets Trust, Inc.	2,181	41,679
Broadstone Net Lease, Inc.	7,954	142,536
CTO Realty Growth, Inc.	1,317	21,968
Essential Properties Realty Trust, Inc.	9,126	272,685
Gladstone Commercial Corp.	2,085	23,831
Global Net Lease, Inc.	9,081	69,197

		626,705

Diversified Telecommunication Services — 0.9%
Anterix, Inc.(a)(b)	493	9,968
AST SpaceMobile, Inc., Class A(a)(b)	10,348	830,427
Cogent Communications Holdings, Inc.	2,062	85,058
Frontier Communications Parent, Inc.(a)	10,089	380,961
Globalstar, Inc.(a)	2,321	126,286
IDT Corp., Class B	894	45,290
Iridium Communications, Inc.	4,498	86,137
Liberty Global Ltd., Class A(a)	7,607	83,677
Liberty Global Ltd., Class C, NVS(a)(b)	6,616	73,768
Liberty Latin America Ltd., Class A(a)(b)	1,555	12,129
Liberty Latin America Ltd., Class C, NVS(a)	4,991	39,479
Lumen Technologies, Inc.(a)	42,116	432,952
Uniti Group, Inc.(a)	6,340	36,518

		2,242,650

Electric Utilities — 1.1%
ALLETE, Inc.	2,641	177,818
Hawaiian Electric Industries, Inc.(a)(b)	8,105	94,180
IDACORP, Inc.	2,383	307,455
MGE Energy, Inc.	1,673	138,641
OGE Energy Corp.	9,271	409,222
Oklo, Inc., Class A(a)(b)	4,145	550,332
Otter Tail Corp.	1,927	148,803
Pinnacle West Capital Corp.	5,509	487,657
Portland General Electric Co.	5,073	231,735
TXNM Energy, Inc.	4,368	248,102

		2,793,945

Electrical Equipment — 2.5%
Acuity, Inc.	1,386	505,959
American Superconductor Corp.(a)(b)	2,018	119,526
Array Technologies, Inc.(a)	6,222	53,883
Atkore, Inc.	1,507	104,360
Bloom Energy Corp., Class A(a)	9,285	1,227,106
EnerSys	1,752	221,032
Enovix Corp.(a)(b)	6,875	82,431
Eos Energy Enterprises, Inc., Class A(a)(b)	11,623	186,317
Generac Holdings, Inc.(a)	2,749	461,887
NANO Nuclear Energy, Inc.(a)(b)	1,349	64,132
NEXTracker, Inc., Class A(a)(b)	6,650	673,113
NuScale Power Corp., Class A(a)(b)	5,968	267,784
nVent Electric PLC	7,618	871,118
Plug Power, Inc.(a)(b)	47,764	128,485
Powell Industries, Inc.	432	165,625
Power Solutions International, Inc.(a)(b)	257	22,004
Preformed Line Products Co.(b)	122	25,877
Regal Rexnord Corp.	3,069	432,391
Sensata Technologies Holding PLC	6,631	211,065
Shoals Technologies Group, Inc., Class A(a)	7,350	77,249
Sunrun, Inc.(a)	9,707	201,517

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Thermon Group Holdings, Inc.(a)	1,432	$41,141
Vicor Corp.(a)	1,052	95,448

		6,239,450

Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries, Inc.	1,753	355,386
Arlo Technologies, Inc.(a)	4,650	89,931
Arrow Electronics, Inc.(a)	2,180	243,179
Avnet, Inc.	3,999	193,751
Badger Meter, Inc.	1,362	245,773
Bel Fuse, Inc., Class B, NVS(b)	478	73,607
Belden, Inc.	1,791	218,233
Benchmark Electronics, Inc.	1,461	64,021
Cognex Corp.	7,431	307,569
Coherent Corp.(a)	7,100	936,916
Crane NXT Co.	2,495	157,809
CTS Corp.	1,339	55,582
Daktronics, Inc.(a)	1,793	33,690
ePlus, Inc.	1,150	84,134
Fabrinet(a)	1,682	741,039
Insight Enterprises, Inc.(a)	1,287	128,700
IPG Photonics Corp.(a)(b)	1,217	103,591
Itron, Inc.(a)	2,094	210,091
Knowles Corp.(a)	3,723	87,900
Littelfuse, Inc.	1,158	281,753
Mirion Technologies, Inc., Class A(a)	10,534	309,384
Napco Security Technologies, Inc.	1,587	70,066
Novanta, Inc.(a)(b)	1,635	207,661
OSI Systems, Inc.(a)	732	203,833
PC Connection, Inc.	546	33,290
Plexus Corp.(a)	1,182	165,362
Powerfleet, Inc.(a)	5,314	27,101
Rogers Corp.(a)	777	68,019
Sanmina Corp.(a)	2,294	314,393
ScanSource, Inc.(a)	1,158	49,684
TD SYNNEX Corp.	3,486	545,524
TTM Technologies, Inc.(a)	4,350	292,320
Vishay Intertechnology, Inc.	4,688	79,602
Vontier Corp.	6,870	264,495

		7,243,389

Energy Equipment & Services — 1.2%
Archrock, Inc.	7,880	199,128
Atlas Energy Solutions, Inc.	3,366	41,671
Bristow Group, Inc.(a)	896	36,467
Cactus, Inc., Class A	3,109	137,324
Helix Energy Solutions Group, Inc.(a)	5,905	39,682
Helmerich & Payne, Inc.	4,280	112,393
Innovex International, Inc.(a)	1,756	35,243
Kodiak Gas Services, Inc.	2,384	87,922
Liberty Energy, Inc., Class A	7,291	132,040
Noble Corp. PLC	5,796	170,113
NOV, Inc.	16,711	243,981
Oceaneering International, Inc.(a)	4,585	106,785
Patterson-UTI Energy, Inc.	15,946	99,981
RPC, Inc.	4,049	21,055
Seadrill Ltd.(a)(b)	2,751	86,821
Select Water Solutions, Inc., Class A	3,713	42,922
Solaris Energy Infrastructure, Inc., Class A	1,585	84,369
TechnipFMC PLC	19,165	792,473
Tidewater, Inc.(a)	2,156	109,072
Transocean Ltd.(a)	38,771	148,881

Security	Shares	Value

Energy Equipment & Services (continued)
Valaris Ltd.(a)	2,834	$159,044
Weatherford International PLC	3,384	249,367

		3,136,734

Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	19,697	51,015
Atlanta Braves Holdings, Inc., Class A(a)(b)	483	20,837
Atlanta Braves Holdings, Inc., Class C, NVS(a)	2,160	87,955
Cinemark Holdings, Inc.	4,640	125,327
IMAX Corp.(a)	2,008	65,240
Liberty Media Corp. - Liberty Live, Class A(a)	905	79,405
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	2,155	194,834
Lionsgate Studios Corp.(a)(b)	10,550	67,837
Madison Square Garden Entertainment Corp., Class A(a)(b)	1,815	80,150
Madison Square Garden Sports Corp., Class A(a)	780	167,224
Playtika Holding Corp.	3,472	12,742
Roku, Inc., Class A(a)	5,902	626,379
Sphere Entertainment Co., Class A(a)(b)	1,105	75,670
Starz Entertainment Corp.(a)(b)	579	6,085
Warner Music Group Corp., Class A	6,367	203,489

		1,864,189

Financial Services — 1.7%
Burford Capital Ltd.	9,167	91,212
Cannae Holdings, Inc.	2,681	47,936
Cantaloupe, Inc.(a)	2,906	30,687
Compass Diversified Holdings	3,035	19,363
Enact Holdings, Inc.	1,487	53,116
Essent Group Ltd.	4,569	276,744
Euronet Worldwide, Inc.(a)	1,765	133,893
EVERTEC, Inc.	2,735	77,865
Federal Agricultural Mortgage Corp., Class C, NVS	390	61,870
Flywire Corp.(a)	4,827	64,296
HA Sustainable Infrastructure Capital, Inc.	5,470	151,574
Jackson Financial, Inc., Class A	2,981	300,515
Marqeta, Inc., Class A(a)	18,615	84,326
Merchants Bancorp	1,004	31,315
MGIC Investment Corp.	10,471	287,115
NCR Atleos Corp.(a)	3,419	126,161
NMI Holdings, Inc., Class A(a)	3,409	124,190
Paymentus Holdings, Inc., Class A(a)(b)	1,834	52,452
Payoneer Global, Inc.(a)	9,532	55,190
PennyMac Financial Services, Inc., Class A	1,317	165,692
Priority Technology Holdings, Inc.(a)	1,252	8,714
Radian Group, Inc.	6,524	221,425
Remitly Global, Inc.(a)(b)	7,214	115,713
Rocket Cos., Inc., Class A	40,765	679,145
Sezzle, Inc.(a)(b)	874	57,291
Shift4 Payments, Inc., Class A(a)(b)	3,034	209,649
TFS Financial Corp.	2,574	34,234
UWM Holdings Corp., Class A	7,461	42,005
Velocity Financial, Inc.(a)	509	9,478
Voya Financial, Inc.	4,425	329,485
Walker & Dunlop, Inc.	1,521	121,558
Western Union Co. (The)	15,095	140,836
WEX, Inc.(a)	1,450	211,526

		4,416,571

Food Products — 1.2%
Bunge Global SA	6,439	609,129
Cal-Maine Foods, Inc.	1,981	173,932
Campbell’s Co. (The)	9,207	277,407
Darling Ingredients, Inc.(a)	6,770	216,978

14	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Flowers Foods, Inc.	9,273	$110,627
Fresh Del Monte Produce, Inc.	1,663	58,787
Freshpet, Inc.(a)	2,121	104,374
Ingredion, Inc.	2,841	327,880
J & J Snack Foods Corp.	692	58,578
John B. Sanfilippo & Son, Inc.	395	24,798
Lamb Weston Holdings, Inc.	6,024	371,862
Marzetti Co. (The)	946	148,323
Mission Produce, Inc.(a)	2,351	27,084
Post Holdings, Inc.(a)	2,302	239,247
Seaboard Corp.	12	40,440
Seneca Foods Corp., Class A(a)	212	22,861
Simply Good Foods Co. (The)(a)	3,965	77,595
Tootsie Roll Industries, Inc.	813	28,691
TreeHouse Foods, Inc.(a)	2,064	37,565
Utz Brands, Inc., Class A	3,393	35,728
Vital Farms, Inc.(a)(b)	1,571	51,607

		3,043,493

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	1,033	131,480
MDU Resources Group, Inc.	9,078	174,116
National Fuel Gas Co.	4,202	331,580
New Jersey Resources Corp.	4,501	199,394
Northwest Natural Holding Co.	1,854	84,413
ONE Gas, Inc.	2,648	212,343
Southwest Gas Holdings, Inc.	2,728	216,876
Spire, Inc.	2,677	231,293
UGI Corp.	9,951	332,662

		1,914,157

Ground Transportation — 0.9%
ArcBest Corp.	1,002	74,469
Avis Budget Group, Inc.(a)	806	109,672
Heartland Express, Inc.	2,674	20,857
Hertz Global Holdings, Inc.(a)(b)	5,264	27,004
Knight-Swift Transportation Holdings, Inc.	7,256	327,391
Landstar System, Inc.	1,613	207,158
Lyft, Inc., Class A(a)	18,079	369,896
Marten Transport Ltd.	2,416	24,764
RXO, Inc.(a)	7,564	134,110
Ryder System, Inc.	1,872	316,799
Saia, Inc.(a)	1,224	358,020
Schneider National, Inc., Class B	2,077	44,385
U-Haul Holding Co.(a)(b)	360	19,138
U-Haul Holding Co., NVS(b)	4,458	216,168
Universal Logistics Holdings, Inc.	269	4,352
Werner Enterprises, Inc.	2,475	64,845

		2,319,028

Health Care Equipment & Supplies — 1.8%
Alphatec Holdings, Inc.(a)(b)	5,081	96,488
Artivion, Inc.(a)	1,967	89,243
AtriCure, Inc.(a)	2,249	77,703
Avanos Medical, Inc.(a)	1,950	21,664
Axogen, Inc.(a)(b)	1,750	38,885
Ceribell, Inc.(a)(b)	857	9,770
CONMED Corp.	1,405	61,820
DENTSPLY SIRONA, Inc.	8,935	112,670
Embecta Corp.	2,498	33,323
Enovis Corp.(a)	2,495	77,944
Envista Holdings Corp.(a)	7,840	159,544
Establishment Labs Holdings, Inc.(a)(b)	1,098	52,649
Glaukos Corp.(a)	2,444	215,243

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A(a)	5,337	$322,301
Haemonetics Corp.(a)	2,074	103,721
ICU Medical, Inc.(a)	1,079	129,577
Inspire Medical Systems, Inc.(a)	1,365	98,389
Integer Holdings Corp.(a)	1,593	102,860
Integra LifeSciences Holdings Corp.(a)	3,177	38,156
iRadimed Corp.	362	27,805
iRhythm Technologies, Inc.(a)	1,449	271,398
Kestra Medical Technologies Ltd.(a)	1,049	28,722
Lantheus Holdings, Inc.(a)(b)	3,117	179,820
LeMaitre Vascular, Inc.	944	81,760
LivaNova PLC(a)	2,519	132,575
Masimo Corp.(a)	2,174	305,773
Merit Medical Systems, Inc.(a)	2,722	238,284
Neogen Corp.(a)	8,896	54,888
Novocure Ltd.(a)	4,692	60,104
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Omnicell, Inc.(a)	1,993	66,905
Penumbra, Inc.(a)(b)	1,718	390,622
PROCEPT BioRobotics Corp.(a)(b)	2,471	84,088
Pulse Biosciences, Inc.(a)(b)	817	13,832
QuidelOrtho Corp.(a)	3,030	81,780
RxSight, Inc.(a)(b)	1,404	12,341
STAAR Surgical Co.(a)	1,518	39,271
Tandem Diabetes Care, Inc.(a)	3,028	42,392
Teleflex, Inc.	2,136	265,868
TransMedics Group, Inc.(a)	1,442	189,681
UFP Technologies, Inc.(a)	348	67,039

		4,476,898

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	4,160	89,440
AdaptHealth Corp.(a)	4,158	37,380
Addus HomeCare Corp.(a)	842	98,421
agilon health, Inc.(a)(b)	14,061	11,200
Alignment Healthcare, Inc.(a)	5,015	84,553
AMN Healthcare Services, Inc.(a)	1,789	35,225
Ardent Health, Inc.(a)(b)	1,097	15,972
Astrana Health, Inc.(a)	1,887	58,893
Aveanna Healthcare Holdings, Inc.(a)	2,345	21,222
BrightSpring Health Services, Inc.(a)	3,206	105,958
Brookdale Senior Living, Inc.(a)	10,183	94,396
Castle Biosciences, Inc.(a)	1,231	31,391
Chemed Corp.	674	290,696
Clover Health Investments Corp., Class A(a)(b)	18,034	63,660
Concentra Group Holdings Parent, Inc.	5,490	109,361
CorVel Corp.(a)	1,347	99,611
DaVita, Inc.(a)(b)	1,852	220,425
Encompass Health Corp.(b)	4,434	504,811
Ensign Group, Inc. (The)	2,660	479,066
GeneDx Holdings Corp., Class A(a)	928	127,052
Guardant Health, Inc.(a)(b)	5,374	499,890
HealthEquity, Inc.(a)(b)	3,936	372,267
Henry Schein, Inc.(a)	4,875	308,100
Hims & Hers Health, Inc., Class A(a)(b)	9,415	428,006
LifeStance Health Group, Inc.(a)(b)	7,116	34,868
National HealthCare Corp.	566	67,603
NeoGenomics, Inc.(a)	5,813	56,793
Nutex Health, Inc.(a)(b)	164	20,182
OPKO Health, Inc.(a)	17,135	23,304
Option Care Health, Inc.(a)	7,541	196,292
PACS Group, Inc.(a)	1,994	24,088

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Pediatrix Medical Group, Inc.(a)(b)	3,849	$65,318
Pennant Group, Inc. (The)(a)	1,563	38,653
Premier, Inc., Class A	3,817	107,334
Privia Health Group, Inc.(a)	5,023	122,059
Progyny, Inc.(a)	3,352	62,716
RadNet, Inc.(a)	3,021	229,566
Select Medical Holdings Corp.	4,997	69,109
Surgery Partners, Inc.(a)(b)	3,379	74,101
U.S. Physical Therapy, Inc.	663	57,197
Universal Health Services, Inc., Class B	2,584	560,754

		5,996,933

Health Care REITs — 0.8%
American Healthcare REIT, Inc.	7,020	318,146
CareTrust REIT, Inc.	9,273	321,309
Healthcare Realty Trust, Inc.	15,696	278,133
LTC Properties, Inc.	2,081	73,002
Medical Properties Trust, Inc.	23,534	121,671
National Health Investors, Inc.	2,074	154,534
Omega Healthcare Investors, Inc.	13,278	558,074
Sabra Health Care REIT, Inc.	10,038	178,877
Sila Realty Trust, Inc.	2,600	61,620

		2,065,366

Health Care Technology — 0.3%
Certara, Inc.(a)	5,535	64,372
Doximity, Inc., Class A(a)	6,018	397,188
Evolent Health, Inc., Class A(a)	4,859	32,410
HealthStream, Inc.	1,066	26,224
Phreesia, Inc.(a)(b)	2,449	55,445
Schrodinger, Inc.(a)	2,535	53,336
Teladoc Health, Inc.(a)	8,241	71,120
Waystar Holding Corp.(a)	3,697	132,537

		832,632

Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	10,512	117,629
DiamondRock Hospitality Co.	9,134	71,428
Host Hotels & Resorts, Inc.	32,363	518,455
Park Hotels & Resorts, Inc.	9,658	99,381
Pebblebrook Hotel Trust	5,397	56,453
RLJ Lodging Trust	6,803	46,260
Ryman Hospitality Properties, Inc.	2,863	248,823
Sunstone Hotel Investors, Inc.	8,484	75,084
Xenia Hotels & Resorts, Inc.	4,321	53,148

		1,286,661

Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc., Class A(a)	2,484	25,312
Aramark	12,108	458,651
Biglari Holdings, Inc., Class B, NVS(a)	30	10,839
BJ’s Restaurants, Inc.(a)	759	25,776
Bloomin’ Brands, Inc.	4,009	27,381
Boyd Gaming Corp.	2,697	210,015
Brinker International, Inc.(a)	2,040	221,666
Caesars Entertainment, Inc.(a)	9,375	188,438
Cava Group, Inc.(a)	4,529	243,343
Cheesecake Factory, Inc. (The)	2,165	107,817
Choice Hotels International, Inc.(b)	1,230	114,341
Churchill Downs, Inc.	3,205	317,936
Cracker Barrel Old Country Store, Inc.(b)	1,045	35,217
Dave & Buster’s Entertainment, Inc.(a)(b)	1,216	17,863
Dutch Bros, Inc., Class A(a)	5,297	294,195
First Watch Restaurant Group, Inc.(a)(b)	1,795	29,600
Global Business Travel Group I, Class A(a)(b)	4,705	36,981

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc.	908	$18,342
Hilton Grand Vacations, Inc.(a)	2,758	114,319
Hyatt Hotels Corp., Class A(b)	1,863	255,995
Krispy Kreme, Inc.	3,817	13,703
Kura Sushi U.S.A., Inc., Class A(a)(b)	288	16,396
Life Time Group Holdings, Inc.(a)	5,602	138,537
Light & Wonder, Inc., Class A(a)	3,931	285,784
Lucky Strike Entertainment Corp., Class A(b)	818	6,855
Marriott Vacations Worldwide Corp.	1,368	90,261
MGM Resorts International(a)	9,229	295,605
Monarch Casino & Resort, Inc.	601	54,132
Norwegian Cruise Line Holdings Ltd.(a)	20,522	460,103
Papa John’s International, Inc.	1,420	72,150
Penn Entertainment, Inc.(a)	6,570	108,142
Planet Fitness, Inc., Class A(a)	3,748	339,906
Portillo’s, Inc., Class A(a)(b)	2,353	12,589
Pursuit Attractions and Hospitality, Inc.(a)	970	34,416
Red Rock Resorts, Inc., Class A	2,349	125,225
Rush Street Interactive, Inc., Class A(a)(b)	4,077	69,146
Sabre Corp.(a)	16,623	33,994
Shake Shack, Inc., Class A(a)	1,765	170,340
Six Flags Entertainment Corp.(a)	4,367	100,354
Sweetgreen, Inc., Class A(a)(b)	4,478	28,167
Target Hospitality Corp.(a)(b)	1,535	11,804
Texas Roadhouse, Inc.	3,086	504,808
Travel + Leisure Co.	2,988	187,587
United Parks & Resorts, Inc.(a)	1,111	53,772
Vail Resorts, Inc.	1,626	241,185
Wendy’s Co. (The)	7,136	60,941
Wingstop, Inc.	1,288	279,019
Wyndham Hotels & Resorts, Inc.	3,370	247,459
Wynn Resorts Ltd.	3,861	459,420

		7,255,827

Household Durables — 1.5%
Beazer Homes U.S.A., Inc.(a)	1,372	30,733
Cavco Industries, Inc.(a)	339	179,602
Century Communities, Inc.	1,147	68,132
Champion Homes, Inc.(a)	2,476	168,938
Dream Finders Homes, Inc., Class A(a)	1,190	23,562
Ethan Allen Interiors, Inc.	988	23,880
Green Brick Partners, Inc.(a)	1,432	92,708
Helen of Troy Ltd.(a)	999	18,611
Installed Building Products, Inc.	1,071	265,854
KB Home	3,005	187,572
La-Z-Boy, Inc.	1,766	55,982
Legacy Housing Corp.(a)	498	11,183
Leggett & Platt, Inc.	6,103	57,002
LGI Homes, Inc.(a)	906	36,974
M/I Homes, Inc.(a)	1,143	143,092
Meritage Homes Corp.	3,308	223,489
Mohawk Industries, Inc.(a)	2,277	258,758
Newell Brands, Inc.	17,253	58,660
Sonos, Inc.(a)	4,979	85,490
Taylor Morrison Home Corp., Class A(a)(b)	4,646	275,368
Toll Brothers, Inc.	4,607	621,715
TopBuild Corp.(a)	1,307	552,181
Tri Pointe Homes, Inc.(a)	3,773	120,170
Whirlpool Corp.	2,559	183,301

		3,742,957

Household Products — 0.2%
Central Garden & Pet Co.(a)	418	12,820
Central Garden & Pet Co., Class A, NVS(a)	2,344	65,187

16	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Energizer Holdings, Inc.	2,914	$67,692
Reynolds Consumer Products, Inc.	2,518	61,540
Spectrum Brands Holdings, Inc.	1,168	62,932
WD-40 Co.	618	120,065

		390,236

Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The)	32,751	454,256
Clearway Energy, Inc., Class A	1,590	47,684
Clearway Energy, Inc., Class C	3,768	120,312
Hallador Energy Co.(a)	1,490	32,229
Ormat Technologies, Inc.	2,648	281,668
Talen Energy Corp.(a)	1,931	771,975

		1,708,124

Industrial REITs — 0.9%
Americold Realty Trust, Inc.	11,534	148,673
EastGroup Properties, Inc.	2,419	422,188
First Industrial Realty Trust, Inc.	5,610	310,121
Innovative Industrial Properties, Inc.	1,322	66,298
Lineage, Inc.	2,757	108,626
LXP Industrial Trust	13,583	128,903
Plymouth Industrial REIT, Inc.	1,725	37,950
Rexford Industrial Realty, Inc.	10,915	451,008
STAG Industrial, Inc.	8,582	328,433
Terreno Realty Corp.	4,644	265,312

		2,267,512

Insurance — 2.8%
Abacus Global Management, Inc., Class A(a)(b)	1,769	8,880
American Financial Group, Inc.	3,313	436,256
AMERISAFE, Inc.	905	36,272
Assurant, Inc.	2,356	498,812
Assured Guaranty Ltd.	2,222	179,049
Axis Capital Holdings Ltd.	3,527	330,339
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	3,250	71,825
Bowhead Specialty Holdings, Inc.(a)	701	16,796
Brighthouse Financial, Inc.(a)	2,733	155,972
CNO Financial Group, Inc.	4,710	188,494
Donegal Group, Inc., Class A	913	17,119
Employers Holdings, Inc.	1,007	38,397
F&G Annuities & Life, Inc.	1,052	31,192
First American Financial Corp.	4,562	285,171
Genworth Financial, Inc., Class A(a)	19,035	160,655
Globe Life, Inc.(b)	3,632	477,644
Goosehead Insurance, Inc., Class A	1,132	77,734
Hamilton Insurance Group Ltd., Class B(a)	1,852	43,837
Hanover Insurance Group, Inc. (The)	1,607	274,604
HCI Group, Inc.	469	95,681
Heritage Insurance Holdings, Inc.(a)	1,062	25,095
Hippo Holdings, Inc.(a)(b)	849	31,226
Horace Mann Educators Corp.	1,760	78,690
Kemper Corp.	2,644	118,954
Kinsale Capital Group, Inc.	1,020	407,459
Lemonade, Inc.(a)(b)	2,474	148,638
Lincoln National Corp.	7,799	327,558
Mercury General Corp.	1,165	90,055
Old Republic International Corp.	10,717	422,893
Oscar Health, Inc., Class A(a)(b)	8,890	160,020
Palomar Holdings, Inc.(a)	1,208	137,724
Primerica, Inc.	1,550	402,799
ProAssurance Corp.(a)	2,173	52,043
RLI Corp.	3,864	227,821
Root, Inc., Class A(a)(b)	550	44,286

Security	Shares	Value

Insurance (continued)
Ryan Specialty Holdings, Inc., Class A	4,877	$267,260
Safety Insurance Group, Inc.	647	44,468
Selective Insurance Group, Inc.	2,792	210,349
SiriusPoint Ltd.(a)	3,476	63,263
Skyward Specialty Insurance Group, Inc.(a)(b)	1,393	63,507
Stewart Information Services Corp.	1,218	83,153
Tiptree, Inc.	908	16,081
Trupanion, Inc.(a)	1,621	64,824
Universal Insurance Holdings, Inc.	1,267	39,049
White Mountains Insurance Group Ltd.	110	209,502

		7,161,446

Interactive Media & Services — 0.6%
Angi, Inc., Class A(a)	2,000	26,540
Cargurus, Inc., Class A(a)	3,585	125,905
Cars.com, Inc.(a)	2,626	28,203
fuboTV, Inc., Class A(a)(b)	15,288	57,789
Getty Images Holdings, Inc., Class A(a)	2,240	4,211
Grindr, Inc.(a)(b)	1,501	20,804
IAC, Inc.(a)	3,158	101,751
Match Group, Inc.	11,439	369,937
QuinStreet, Inc.(a)	2,308	34,135
Rumble, Inc., Class A(a)(b)	4,854	33,298
Shutterstock, Inc.	1,030	25,781
Taboola.com Ltd.(a)	7,436	26,547
TripAdvisor, Inc.(a)	5,294	85,022
Trump Media & Technology Group Corp., Class A(a)(b)	5,432	83,245
Vimeo, Inc.(a)	6,535	50,973
Webtoon Entertainment, Inc.(a)(b)	724	12,692
Yelp, Inc.(a)	2,861	94,356
Ziff Davis, Inc.(a)	1,746	59,189
ZoomInfo Technologies, Inc., Class A(a)	13,890	155,846

		1,396,224

IT Services — 0.6%
Applied Digital Corp.(a)(b)	10,689	370,481
ASGN, Inc.(a)	1,943	86,969
BigBear.ai Holdings, Inc.(a)(b)	17,033	117,868
DigitalOcean Holdings, Inc.(a)(b)	2,914	118,483
DXC Technology Co.(a)	7,702	109,368
EPAM Systems, Inc.(a)	2,555	417,845
Fastly, Inc., Class A(a)(b)	6,324	52,426
Grid Dynamics Holdings, Inc., Class A(a)	2,904	27,123
Hackett Group, Inc. (The)	1,148	20,790
Kyndryl Holdings, Inc.(a)	10,705	309,589

		1,630,942

Leisure Products — 0.6%
Acushnet Holdings Corp.	1,279	98,905
Brunswick Corp.	2,898	191,587
Hasbro, Inc.	6,080	463,965
Latham Group, Inc.(a)	2,299	16,668
Malibu Boats, Inc., Class A(a)	862	24,024
Mattel, Inc.(a)	14,848	272,906
Peloton Interactive, Inc., Class A(a)(b)	17,059	123,848
Polaris, Inc.	2,385	157,648
Sturm Ruger & Co., Inc.	754	31,977
Topgolf Callaway Brands Corp.(a)	5,729	53,910
YETI Holdings, Inc.(a)(b)	3,721	126,477

		1,561,915

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)(b)	4,716	64,326
Adaptive Biotechnologies Corp.(a)	4,747	82,408
Avantor, Inc.(a)	31,206	368,855

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Azenta, Inc.(a)	1,816	$54,843
BioLife Solutions, Inc.(a)	1,725	48,076
Bio-Rad Laboratories, Inc., Class A(a)	900	287,595
Bio-Techne Corp.	7,301	456,823
Bruker Corp.	4,766	185,588
Charles River Laboratories International, Inc.(a)	2,098	377,787
Fortrea Holdings, Inc.(a)	3,887	40,658
Medpace Holdings, Inc.(a)	1,059	619,420
Mesa Laboratories, Inc.	239	17,182
Niagen Bioscience, Inc.(a)(b)	2,364	17,824
Repligen Corp.(a)	2,457	366,240
Sotera Health Co.(a)	6,998	116,167
Tempus AI, Inc., Class A(a)(b)	3,889	349,427

		3,453,219

Machinery — 4.7%
AGCO Corp.	2,758	284,515
Alamo Group, Inc.	474	84,713
Albany International Corp., Class A	1,363	77,119
Allison Transmission Holdings, Inc.	3,925	324,009
Astec Industries, Inc.	972	45,227
Atmus Filtration Technologies, Inc.	731	33,246
Blue Bird Corp.(a)(b)	1,451	72,492
Chart Industries, Inc.(a)	2,078	414,810
Crane Co.	2,276	432,440
Donaldson Co., Inc.	5,564	468,767
Energy Recovery, Inc.(a)	2,488	42,570
Enerpac Tool Group Corp., Class A	2,487	102,066
Enpro, Inc.	917	212,753
Esab Corp.	2,608	304,667
ESCO Technologies, Inc.	1,115	244,709
Federal Signal Corp.	2,821	332,963
Flowserve Corp.	6,036	411,957
Franklin Electric Co., Inc.	1,831	173,524
Gates Industrial Corp. PLC(a)	11,352	250,652
Gorman-Rupp Co. (The)	948	42,632
Greenbrier Cos., Inc. (The)	1,266	52,881
Helios Technologies, Inc.	1,450	80,272
Hillenbrand, Inc.	3,148	99,477
Hillman Solutions Corp.(a)	8,680	80,030
ITT, Inc.	3,638	673,285
JBT Marel Corp.	2,389	301,253
Kadant, Inc.	520	143,863
Kennametal, Inc.	3,585	78,691
Lincoln Electric Holdings, Inc.	2,591	607,460
Lindsay Corp.	497	55,286
Microvast Holdings, Inc.(a)(b)	9,442	51,459
Middleby Corp. (The)(a)	2,476	307,593
Mueller Industries, Inc.	5,105	540,466
Mueller Water Products, Inc., Class A	7,244	185,881
Nordson Corp.	2,405	557,840
Oshkosh Corp.	2,774	342,006
Proto Labs, Inc.(a)	1,072	53,343
RBC Bearings, Inc.(a)	1,431	613,226
REV Group, Inc.	2,135	109,461
SPX Technologies, Inc.(a)(b)	2,282	510,917
Standex International Corp.	536	125,011
Stanley Black & Decker, Inc.	7,053	477,629
Symbotic, Inc., Class A(a)(b)	1,985	160,686
Tennant Co.	851	68,080
Terex Corp.	2,922	134,470
Timken Co. (The)	2,954	231,919
Toro Co. (The)	4,590	343,011

Security	Shares	Value

Machinery (continued)
Trinity Industries, Inc.	3,536	$96,780
Watts Water Technologies, Inc., Class A	1,262	344,021
Worthington Enterprises, Inc.	1,410	79,087

		11,861,215

Marine Transportation — 0.2%
Genco Shipping & Trading Ltd.	2,012	34,284
Kirby Corp.(a)(b)	2,525	261,287
Matson, Inc.	1,368	138,100

		433,671

Media — 0.9%
Altice U.S.A., Inc., Class A(a)(b)	10,863	24,225
Cable One, Inc.	197	29,264
DoubleVerify Holdings, Inc.(a)	6,346	72,217
EchoStar Corp., Class A(a)(b)	6,168	461,798
Ibotta, Inc., Class A(a)(b)	692	22,324
Integral Ad Science Holding Corp.(a)(b)	3,174	32,407
Interpublic Group of Cos., Inc. (The)	17,061	437,785
John Wiley & Sons, Inc., Class A	2,056	75,805
Magnite, Inc.(a)(b)	6,129	109,587
New York Times Co. (The), Class A	7,231	412,095
Newsmax, Inc., Class B(a)(b)	1,899	18,990
Nexstar Media Group, Inc., Class A	1,277	249,947
Sinclair, Inc., Class A	1,631	22,279
Sirius XM Holdings, Inc.	8,774	190,308
Stagwell, Inc., Class A(a)(b)	4,859	23,080
TechTarget, Inc.(a)(b)	1,435	7,878
TEGNA, Inc.	7,016	138,005
Thryv Holdings, Inc.(a)	1,708	13,169

		2,341,163

Metals & Mining — 1.7%
Alcoa Corp.	12,052	443,393
Alpha Metallurgical Resources, Inc.(a)	506	87,670
Carpenter Technology Corp.	2,201	695,296
Century Aluminum Co.(a)	2,310	68,422
Cleveland-Cliffs, Inc.(a)(b)	21,917	272,428
Coeur Mining, Inc.(a)(b)	29,085	499,389
Commercial Metals Co.	4,896	290,627
Constellium SE, Class A(a)	5,966	93,845
Hecla Mining Co.	26,274	338,146
Ivanhoe Electric, Inc.(a)(b)	4,968	73,477
Kaiser Aluminum Corp.	707	64,005
Materion Corp.	906	103,855
MP Materials Corp., Class A(a)(b)	5,767	363,840
Royal Gold, Inc.	3,724	650,918
Ryerson Holding Corp.	1,234	27,222
SunCoke Energy, Inc.	3,940	31,559
USA Rare Earth, Inc., Class A(a)	1,893	36,819
Warrior Met Coal, Inc.	2,273	154,200
Worthington Steel, Inc.	1,406	44,978

		4,340,089

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AGNC Investment Corp.	47,907	479,070
Annaly Capital Management, Inc.	29,693	628,601
Apollo Commercial Real Estate Finance, Inc.	5,637	55,186
Arbor Realty Trust, Inc.	8,136	82,092
ARMOUR Residential REIT, Inc.	5,150	83,533
Blackstone Mortgage Trust, Inc., Class A	7,633	141,058
BrightSpire Capital, Inc., Class A	6,002	30,970
Chimera Investment Corp.	3,642	46,472
Dynex Capital, Inc.	5,609	74,263
Ellington Financial, Inc.	4,322	57,569

18	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Franklin BSP Realty Trust, Inc.	3,893	$39,475
KKR Real Estate Finance Trust, Inc.	2,652	21,587
Ladder Capital Corp., Class A	5,461	57,723
MFA Financial, Inc.	4,350	39,107
Orchid Island Capital, Inc.	5,623	40,654
PennyMac Mortgage Investment Trust	3,828	46,089
Ready Capital Corp.	7,709	22,587
Redwood Trust, Inc.	5,636	29,927
Rithm Capital Corp.	24,885	272,989
Starwood Property Trust, Inc.	16,056	291,898
TPG RE Finance Trust, Inc.	2,529	21,876
Two Harbors Investment Corp.	4,575	44,469

		2,607,195

Multi-Utilities — 0.2%
Avista Corp.	3,678	139,948
Black Hills Corp.	3,329	211,159
Northwestern Energy Group, Inc.	2,648	158,006
Unitil Corp.	724	35,295

		544,408

Office REITs — 0.8%
Brandywine Realty Trust	7,957	27,293
BXP, Inc.	6,665	474,481
COPT Defense Properties	5,238	147,554
Cousins Properties, Inc.	7,238	187,681
Douglas Emmett, Inc.	7,115	92,068
Easterly Government Properties, Inc.	1,917	41,446
Empire State Realty Trust, Inc., Class A(b)	6,229	46,032
Highwoods Properties, Inc.	4,786	137,023
JBG SMITH Properties	2,863	55,800
Kilroy Realty Corp.	4,976	210,236
Paramount Group, Inc.(a)	8,711	56,970
Piedmont Realty Trust, Inc., Class A	5,626	45,346
SL Green Realty Corp.	3,285	168,685
Vornado Realty Trust	7,510	284,929

		1,975,544

Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	14,543	250,867
Antero Resources Corp.(a)(b)	12,209	377,380
APA Corp.	16,669	377,553
BKV Corp.(a)(b)	748	17,645
California Resources Corp.	2,919	137,689
Calumet, Inc.(a)(b)	3,007	58,817
Centrus Energy Corp., Class A(a)(b)	745	273,758
Chord Energy Corp.	2,782	252,383
Civitas Resources, Inc.	3,630	104,653
CNX Resources Corp.(a)	6,522	219,531
Comstock Resources, Inc.(a)	3,213	60,244
Core Natural Resources, Inc.	2,350	185,650
Crescent Energy Co., Class A	8,537	71,967
CVR Energy, Inc.(a)	1,390	49,470
Delek U.S. Holdings, Inc.	2,803	105,841
Dorian LPG Ltd.	1,767	50,978
DT Midstream, Inc.	4,520	494,895
Excelerate Energy, Inc., Class A	1,050	27,205
Granite Ridge Resources, Inc.	3,216	16,980
Gulfport Energy Corp.(a)	698	129,835
HF Sinclair Corp.	7,077	365,173
HighPeak Energy, Inc.(b)	586	3,897
International Seaways, Inc.	1,725	88,372
Kinetik Holdings, Inc., Class A	1,027	39,550
Kosmos Energy Ltd.(a)(b)	19,664	30,872

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp., Class A	8,210	$184,397
Matador Resources Co.	5,131	202,469
Murphy Oil Corp.	6,197	175,375
New Fortress Energy, Inc., Class A(a)(b)	6,069	7,829
NextDecade Corp.(a)(b)	7,438	44,107
Northern Oil & Gas, Inc.	3,769	83,408
Ovintiv, Inc.	11,996	449,970
Par Pacific Holdings, Inc.(a)	2,470	98,751
PBF Energy, Inc., Class A	3,903	133,366
Peabody Energy Corp.	5,072	139,074
Permian Resources Corp., Class A	29,289	367,870
Range Resources Corp.	11,089	394,214
REX American Resources Corp.(a)	1,328	42,536
SM Energy Co.	4,871	101,755
Talos Energy, Inc.(a)	5,145	50,472
Uranium Energy Corp.(a)(b)	19,572	296,124
Venture Global, Inc., Class A(b)	4,515	38,694
Viper Energy, Inc., Class A	7,691	288,874
Vitesse Energy, Inc.	1,297	28,210
World Kinect Corp.	2,500	64,625

		6,983,325

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,947	256,713
Sylvamo Corp.	1,570	63,742

		320,455

Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)(b)	5,058	211,070
Allegiant Travel Co.(a)	597	37,121
American Airlines Group, Inc.(a)	29,969	393,493
Frontier Group Holdings, Inc.(a)	3,816	14,730
JetBlue Airways Corp.(a)	13,538	56,860
Joby Aviation, Inc., Class A(a)(b)	21,832	378,567
SkyWest, Inc.(a)	1,795	180,362
Wheels Up Experience, Inc., Class A(a)	4,307	5,900

		1,278,103

Personal Care Products — 0.3%
BellRing Brands, Inc.(a)	5,942	179,032
Coty, Inc., Class A(a)	15,793	62,698
Edgewell Personal Care Co.	2,038	39,517
elf Beauty, Inc.(a)(b)	2,318	283,120
Herbalife Ltd.(a)(b)	4,575	36,600
Interparfums, Inc.	826	73,638
Olaplex Holdings, Inc.(a)(b)	6,538	6,800

		681,405

Pharmaceuticals — 1.6%
Amneal Pharmaceuticals, Inc., Class A(a)	5,668	61,328
Amphastar Pharmaceuticals, Inc.(a)	1,534	39,117
ANI Pharmaceuticals, Inc.(a)	822	74,473
Arvinas, Inc.(a)	2,649	26,861
Avadel Pharmaceuticals PLC(a)	4,009	75,730
Axsome Therapeutics, Inc.(a)(b)	1,814	244,872
Collegium Pharmaceutical, Inc.(a)	1,287	46,332
Corcept Therapeutics, Inc.(a)	4,488	329,733
CorMedix, Inc.(a)(b)	2,902	32,299
Crinetics Pharmaceuticals, Inc.(a)	4,279	186,136
Edgewise Therapeutics, Inc.(a)(b)	3,571	65,278
Elanco Animal Health, Inc.(a)	21,988	487,034
Enliven Therapeutics, Inc.(a)(b)	1,540	36,067
Evolus, Inc.(a)(b)	2,149	13,883
Harmony Biosciences Holdings, Inc.(a)	1,937	55,340
Harrow, Inc.(a)(b)	1,221	46,117

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Innoviva, Inc.(a)	2,515	$45,773
Jazz Pharmaceuticals PLC(a)	2,758	379,611
LENZ Therapeutics, Inc.(a)(b)	581	17,267
Ligand Pharmaceuticals, Inc.(a)	846	161,848
Liquidia Corp.(a)(b)	3,040	74,054
Nuvation Bio, Inc., Class A(a)(b)	10,000	52,200
Ocular Therapeutix, Inc.(a)(b)	6,872	80,128
Organon & Co.	11,538	77,882
Pacira BioSciences, Inc.(a)	2,008	42,931
Perrigo Co. PLC	5,962	123,652
Prestige Consumer Healthcare, Inc.(a)	2,169	131,441
Supernus Pharmaceuticals, Inc.(a)	2,258	124,484
Tarsus Pharmaceuticals, Inc.(a)(b)	1,354	93,169
Trevi Therapeutics, Inc.(a)	4,587	53,484
Viatris, Inc.	55,535	575,343
WaVe Life Sciences Ltd.(a)	5,171	46,746
Xeris Biopharma Holdings, Inc.(a)(b)	7,118	69,045

		3,969,658

Professional Services — 2.2%
Alight, Inc., Class A	18,905	54,446
Amentum Holdings, Inc.(a)	6,115	137,037
Barrett Business Services, Inc.	1,146	46,379
CACI International, Inc., Class A(a)	1,017	571,808
CBIZ, Inc.(a)(b)	2,380	130,900
Clarivate PLC(a)(b)	15,394	52,340
Concentrix Corp.	1,894	76,347
CRA International, Inc.	275	52,385
CSG Systems International, Inc.	1,185	92,750
Dayforce, Inc.(a)(b)	7,209	495,547
ExlService Holdings, Inc.(a)	7,463	291,803
Exponent, Inc.	2,306	163,288
First Advantage Corp.(a)(b)	3,577	45,177
FTI Consulting, Inc.(a)	1,478	243,885
Genpact Ltd.	6,941	264,799
Heidrick & Struggles International, Inc.	876	51,132
Huron Consulting Group, Inc.(a)	779	128,099
ICF International, Inc.	797	63,983
Innodata, Inc.(a)(b)	1,400	104,454
Insperity, Inc.	1,616	71,298
KBR, Inc.	6,070	260,039
Kforce, Inc.	787	19,911
Korn Ferry	2,261	146,287
Legalzoom.com, Inc.(a)	5,236	52,203
ManpowerGroup, Inc.	2,079	63,742
Maximus, Inc.	2,588	215,115
Parsons Corp.(a)(b)	2,472	205,522
Paylocity Holding Corp.(a)	2,050	289,603
Planet Labs PBC, Class A(a)(b)	10,044	135,092
Robert Half, Inc.	4,674	122,412
Science Applications International Corp.	2,168	203,163
TriNet Group, Inc.	1,191	71,460
UL Solutions, Inc., Class A	2,770	215,700
Upwork, Inc.(a)	5,393	85,964
Verra Mobility Corp., Class A(a)	7,338	170,315
Willdan Group, Inc.(a)	637	60,203

		5,454,588

Real Estate Management & Development — 0.6%
Compass, Inc., Class A(a)	20,457	157,723
Cushman & Wakefield PLC(a)	7,919	124,328
eXp World Holdings, Inc.	3,842	39,342
Forestar Group, Inc.(a)	750	19,508
Howard Hughes Holdings, Inc.(a)(b)	1,459	115,670

Security	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.(a)	2,187	$667,232
Kennedy-Wilson Holdings, Inc.	4,717	35,661
Marcus & Millichap, Inc.	1,069	31,225
Newmark Group, Inc., Class A	6,764	120,602
Opendoor Technologies, Inc., Class A(a)(b)	28,526	221,647
St. Joe Co. (The)	1,895	107,598

		1,640,536

Residential REITs — 0.2%
Apartment Investment & Management Co., Class A	6,089	32,394
Centerspace	723	42,838
Elme Communities	4,018	66,096
Independence Realty Trust, Inc.	10,285	163,840
NexPoint Residential Trust, Inc.	960	29,443
UMH Properties, Inc.	3,604	52,402
Veris Residential, Inc.	3,705	53,204

		440,217

Retail REITs — 1.2%
Acadia Realty Trust	6,075	115,850
Agree Realty Corp.	4,995	364,685
Alexander’s, Inc.	99	21,872
Brixmor Property Group, Inc.	14,206	371,629
CBL & Associates Properties, Inc.	676	19,989
Curbline Properties Corp.	4,831	111,403
Federal Realty Investment Trust	3,971	381,970
Getty Realty Corp.	2,451	67,231
InvenTrust Properties Corp.	3,410	93,434
Kite Realty Group Trust	10,143	224,566
Macerich Co. (The)	11,698	200,621
NETSTREIT Corp.	4,145	77,180
NNN REIT, Inc.	8,710	352,407
Phillips Edison & Co., Inc.	5,537	187,372
Saul Centers, Inc.	554	16,404
SITE Centers Corp.	2,378	17,431
Tanger, Inc.	5,199	169,279
Urban Edge Properties	5,802	111,572
Whitestone REIT	2,175	27,275

		2,932,170

Semiconductors & Semiconductor Equipment — 3.9%
ACM Research, Inc., Class A(a)	2,303	95,482
Allegro MicroSystems, Inc.(a)	5,700	170,544
Alpha & Omega Semiconductor Ltd.(a)	1,089	30,557
Ambarella, Inc.(a)	1,891	161,170
Amkor Technology, Inc.	5,307	171,310
Astera Labs, Inc.(a)	6,048	1,129,041
Axcelis Technologies, Inc.(a)(b)	1,431	113,850
CEVA, Inc.(a)	1,064	28,951
Cirrus Logic, Inc.(a)	2,455	325,656
Cohu, Inc.(a)(b)	2,000	47,580
Credo Technology Group Holding Ltd.(a)	6,714	1,259,681
Diodes, Inc.(a)	2,027	108,161
Enphase Energy, Inc.(a)	6,122	186,782
FormFactor, Inc.(a)	3,571	196,227
Ichor Holdings Ltd.(a)	1,537	34,859
Impinj, Inc.(a)	1,235	249,668
Kulicke & Soffa Industries, Inc.	2,196	87,686
Lattice Semiconductor Corp.(a)	6,376	465,193
MACOM Technology Solutions Holdings, Inc.(a)	2,924	433,132
MaxLinear, Inc.(a)	3,835	58,100
MKS, Inc.	2,431	349,359
Onto Innovation, Inc.(a)	2,268	306,089
PDF Solutions, Inc.(a)	1,434	41,772

20	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Penguin Solutions, Inc.(a)	2,367	$52,713
Photronics, Inc.(a)	2,851	68,139
Power Integrations, Inc.	2,497	104,599
Qorvo, Inc.(a)	3,911	371,232
Rambus, Inc.(a)	4,976	511,732
Rigetti Computing, Inc.(a)(b)	13,447	595,299
Semtech Corp.(a)(b)	4,008	271,983
Silicon Laboratories, Inc.(a)	1,496	196,096
SiTime Corp.(a)	990	286,744
Skyworks Solutions, Inc.	7,264	564,558
SolarEdge Technologies, Inc.(a)	2,650	92,989
Synaptics, Inc.(a)	1,830	129,820
Ultra Clean Holdings, Inc.(a)	1,939	53,148
Universal Display Corp.	2,192	322,838
Veeco Instruments, Inc.(a)	2,447	70,351

		9,743,091

Software — 5.8%
A10 Networks, Inc.	3,331	59,425
ACI Worldwide, Inc.(a)	4,868	231,863
Adeia, Inc.	4,981	84,876
Agilysys, Inc.(a)	1,173	147,165
Alarm.com Holdings, Inc.(a)	2,302	113,304
Alkami Technology, Inc.(a)(b)	2,925	59,348
Amplitude, Inc., Class A(a)	3,852	38,713
Appfolio, Inc., Class A(a)	1,068	271,731
Appian Corp., Class A(a)	1,410	42,201
Asana, Inc., Class A(a)(b)	4,225	59,361
Aurora Innovation, Inc., Class A(a)(b)	50,117	262,613
AvePoint, Inc., Class A(a)	5,087	71,574
BILL Holdings, Inc.(a)(b)	3,868	192,085
Blackbaud, Inc.(a)	1,762	112,839
BlackLine, Inc.(a)(b)	2,334	133,622
Blend Labs, Inc., Class A(a)(b)	8,880	29,393
Box, Inc., Class A(a)	6,602	211,858
Braze, Inc., Class A(a)(b)	3,212	92,056
C3.ai, Inc., Class A(a)(b)	5,502	96,725
CCC Intelligent Solutions Holdings, Inc.(a)(b)	23,405	204,092
Cipher Mining, Inc.(a)(b)	12,060	224,919
Cleanspark, Inc.(a)	12,641	225,010
Clear Secure, Inc., Class A	3,893	118,620
Clearwater Analytics Holdings, Inc., Class A(a)(b)	12,306	226,553
Commvault Systems, Inc.(a)	2,028	282,338
Confluent, Inc., Class A(a)	12,998	303,763
Core Scientific, Inc.(a)(b)	12,821	276,164
Dolby Laboratories, Inc., Class A	2,817	186,823
Dropbox, Inc., Class A(a)	8,613	249,777
D-Wave Quantum, Inc.(a)(b)	15,303	567,129
Elastic NV(a)	4,070	363,125
Five9, Inc.(a)(b)	3,144	76,336
Freshworks, Inc., Class A(a)	9,161	101,687
Gitlab, Inc., Class A(a)(b)	6,051	294,986
Hut 8 Corp.(a)	4,339	219,814
Informatica, Inc., Class A(a)	7,784	193,588
Intapp, Inc.(a)	2,570	98,637
InterDigital, Inc.	1,104	399,604
Jamf Holding Corp.(a)	2,341	30,082
JFrog Ltd.(a)	4,464	211,951
Klaviyo, Inc., Class A(a)	5,120	133,120
Life360, Inc.(a)(b)	3,420	337,588
LiveRamp Holdings, Inc.(a)	2,944	80,489
Manhattan Associates, Inc.(a)	2,801	509,978
MARA Holdings, Inc.(a)(b)	16,791	306,772

Security	Shares	Value

Software (continued)
N-able, Inc.(a)	3,368	$26,371
nCino, Inc.(a)	4,730	126,196
NCR Voyix Corp.(a)	6,755	77,075
NextNav, Inc.(a)(b)	2,887	38,541
OneSpan, Inc.	1,565	17,841
Onestream, Inc., Class A(a)(b)	3,704	69,969
Pagaya Technologies Ltd., Class A(a)(b)	1,862	50,069
PagerDuty, Inc.(a)	3,939	63,260
PAR Technology Corp.(a)(b)	1,879	66,404
Pegasystems, Inc.(b)	4,223	268,794
Porch Group, Inc.(a)(b)	3,655	55,008
Procore Technologies, Inc.(a)	5,437	401,359
Progress Software Corp.(a)	1,866	79,566
PROS Holdings, Inc.(a)(b)	2,035	46,907
Q2 Holdings, Inc.(a)	2,781	171,755
Qualys, Inc.(a)	1,616	199,188
Rapid7, Inc.(a)	2,723	50,403
RingCentral, Inc., Class A(a)	3,384	101,926
Riot Platforms, Inc.(a)	15,064	297,966
Rubrik, Inc., Class A(a)	5,423	408,189
SailPoint, Inc.(a)	2,739	59,382
Samsara, Inc., Class A(a)	12,332	495,376
SEMrush Holdings, Inc., Class A(a)(b)	2,042	14,825
SentinelOne, Inc., Class A(a)	14,439	257,736
ServiceTitan, Inc., Class A(a)(b)	508	47,935
SoundHound AI, Inc., Class A(a)(b)	16,727	294,730
Sprinklr, Inc., Class A(a)	5,261	40,615
Sprout Social, Inc., Class A(a)	2,151	22,091
SPS Commerce, Inc.(a)	1,742	143,262
Tenable Holdings, Inc.(a)	5,569	161,612
Teradata Corp.(a)	3,956	82,483
Terawulf, Inc.(a)(b)	13,265	205,608
UiPath, Inc., Class A(a)	19,761	313,409
Unity Software, Inc.(a)(b)	14,826	561,905
Varonis Systems, Inc.(a)	5,101	179,708
Verint Systems, Inc.(a)	2,713	55,020
Vertex, Inc., Class A(a)(b)	3,074	70,395
Weave Communications, Inc.(a)	2,705	20,044
Workiva, Inc., Class A(a)(b)	2,402	204,194
Yext, Inc.(a)	4,958	41,994
Zeta Global Holdings Corp., Class A(a)	8,745	157,323

		14,580,131

Specialized REITs — 0.8%
CubeSmart	10,518	396,213
EPR Properties	3,485	170,835
Four Corners Property Trust, Inc.	4,608	108,933
Lamar Advertising Co., Class A	4,015	476,139
Millrose Properties, Inc., Class A(b)	5,585	179,893
National Storage Affiliates Trust	3,304	96,113
Outfront Media, Inc.	6,624	117,178
PotlatchDeltic Corp.	3,391	135,640
Rayonier, Inc.	6,557	144,713
Safehold, Inc.	2,092	30,188
Smartstop Self Storage REIT, Inc.	1,478	50,769

		1,906,614

Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A(a)	2,145	155,620
Academy Sports & Outdoors, Inc.	3,043	145,729
Advance Auto Parts, Inc.	2,635	124,188
American Eagle Outfitters, Inc.	7,306	122,083
Asbury Automotive Group, Inc.(a)	836	196,126
AutoNation, Inc.(a)	1,284	256,633

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Bath & Body Works, Inc.	9,424	$230,699
Boot Barn Holdings, Inc.(a)	1,321	250,528
Buckle, Inc. (The)	1,493	81,816
Camping World Holdings, Inc., Class A	2,816	37,059
CarMax, Inc.(a)	7,073	296,429
Chewy, Inc., Class A(a)	10,136	341,786
Dick’s Sporting Goods, Inc.	3,010	666,564
Five Below, Inc.(a)	2,501	393,332
Floor & Decor Holdings, Inc., Class A(a)(b)	4,846	302,778
GameStop Corp., Class A(a)(b)	18,796	418,963
Gap, Inc. (The)	10,947	250,139
Group 1 Automotive, Inc.	584	232,163
Guess?, Inc.	1,307	22,193
Lithia Motors, Inc., Class A	1,202	377,524
Murphy U.S.A., Inc.	887	317,723
National Vision Holdings, Inc.(a)	3,495	89,996
Penske Automotive Group, Inc.	919	147,104
Petco Health & Wellness Co., Inc.(a)	3,482	11,073
RealReal, Inc. (The)(a)(b)	3,961	48,364
Revolve Group, Inc., Class A(a)(b)	1,824	40,347
RH(a)	706	121,778
Sally Beauty Holdings, Inc.(a)	4,296	64,913
Signet Jewelers Ltd.	1,724	170,417
Sonic Automotive, Inc., Class A	637	40,469
Torrid Holdings, Inc.(a)	1,127	1,409
Upbound Group, Inc.	2,430	47,093
Urban Outfitters, Inc.(a)	2,712	175,222
Valvoline, Inc.(a)(b)	5,865	193,604
Victoria’s Secret & Co.(a)	3,191	112,483
Warby Parker, Inc., Class A(a)(b)	4,128	80,868
Wayfair, Inc., Class A(a)	4,570	473,041
Winmark Corp.	137	55,234

		7,093,490

Technology Hardware, Storage & Peripherals — 0.9%
CompoSecure, Inc., Class A(a)	2,187	43,434
Corsair Gaming, Inc.(a)	2,467	20,106
Diebold Nixdorf, Inc.(a)	1,589	93,989
IonQ, Inc.(a)(b)	13,590	847,744
Quantum Computing, Inc.(a)(b)	6,043	100,979
Sandisk Corp.(a)	5,379	1,072,196
Xerox Holdings Corp.	6,172	20,491

		2,198,939

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	5,502	114,167
Carter’s, Inc.	1,533	48,136
Columbia Sportswear Co.	1,207	59,903
Crocs, Inc.(a)	2,492	203,571
Figs, Inc., Class A(a)(b)	3,673	27,401
G-III Apparel Group Ltd.(a)	1,596	42,853
Hanesbrands, Inc.(a)	15,441	102,065
Kontoor Brands, Inc.	2,557	206,912
Levi Strauss & Co., Class A	3,996	81,039
Oxford Industries, Inc.	627	23,105
PVH Corp.(b)	2,196	172,013
Ralph Lauren Corp., Class A	1,778	568,355
Steven Madden Ltd.	3,014	102,205
Under Armour, Inc., Class A(a)(b)	8,319	38,351
Under Armour, Inc., Class C, NVS(a)	6,437	28,580
VF Corp.	15,235	213,899
Wolverine World Wide, Inc.	3,784	85,897

		2,118,452

Security	Shares	Value

Tobacco — 0.0%
Turning Point Brands, Inc.	707	$63,559
Universal Corp.	1,080	54,735

		118,294

Trading Companies & Distributors — 1.8%
Air Lease Corp., Class A	4,394	280,601
Applied Industrial Technologies, Inc.	1,786	459,163
Boise Cascade Co.	1,754	123,639
Core & Main, Inc., Class A(a)	7,785	406,221
Custom Truck One Source, Inc.(a)(b)	2,953	17,393
Distribution Solutions Group, Inc.(a)(b)	507	13,861
DNOW, Inc.(a)	4,481	65,871
DXP Enterprises, Inc.(a)	580	69,397
FTAI Aviation Ltd.	4,693	811,420
GATX Corp.	1,612	252,842
Global Industrial Co.	359	10,203
Herc Holdings, Inc.	1,430	203,132
McGrath RentCorp	1,128	121,192
MRC Global, Inc.(a)	3,811	53,163
MSC Industrial Direct Co., Inc., Class A	1,814	154,027
QXO, Inc.(a)(b)	27,243	481,384
Rush Enterprises, Inc., Class A	2,901	143,338
Rush Enterprises, Inc., Class B	363	19,047
SiteOne Landscape Supply, Inc.(a)	2,054	266,548
Transcat, Inc.(a)	433	31,457
WESCO International, Inc.	2,215	574,859
Willis Lease Finance Corp.(b)	144	18,487
Xometry, Inc., Class A(a)(b)	1,832	89,200

		4,666,445

Water Utilities — 0.3%
American States Water Co.	1,761	125,577
California Water Service Group	2,718	120,625
Essential Utilities, Inc.	11,600	452,748
H2O America	1,455	67,294
Middlesex Water Co.	817	46,953

		813,197

Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	570	27,998
Gogo, Inc.(a)(b)	2,938	26,736
Shenandoah Telecommunications Co.	2,066	25,453
Telephone & Data Systems, Inc.	4,218	163,743

		243,930

Total Common Stocks — 99.7% (Cost: $210,666,122)		252,004,169

Rights

Biotechnology — 0.0%
Inhibrx, Inc., CVR(a)(c)	1,489	1,742

Total Rights — 0.0% (Cost: $ —)		1,742

Total Long-Term Investments — 99.7% (Cost: $210,666,122)		252,005,911

22	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	27,582,125	$27,595,916
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	600,869	600,869

Total Short-Term Securities — 11.2% (Cost: $ 28,182,701)		28,196,785

Total Investments — 110.9% (Cost: $ 238,848,823)		280,202,696

Liabilities in Excess of Other Assets — (10.9)%		(27,453,084)

Net Assets — 100.0%		$252,749,612

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$23,095,740	$4,497,928	(a)	$—	$(13)	$2,261	$27,595,916	27,582,125	$117,159	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	600,869	(a)	—	—	—	600,869	600,869	13,981		—

					$(13)	$2,261	$28,196,785		$131,140		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	6	12/19/25	$747	$7,116

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,116	$—	$—	$—	$7,116

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$156,537	$—	$—	$—	$156,537

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(4,164)	$—	$—	$—	$(4,164)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$753,760

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$252,004,169	$—	$—	$252,004,169
Rights	—	—	1,742	1,742
Short-Term Securities
Money Market Funds	28,196,785	—	—	28,196,785

	$280,200,954	$—	$1,742	$280,202,696

Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,116	$—	$—	$7,116

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) October 31, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)	1,449	$1,061,001
Boeing Co. (The)(a)	14,810	2,977,106
Curtiss-Wright Corp.	741	441,436
General Dynamics Corp.	4,755	1,640,000
General Electric Co.	20,788	6,422,453
HEICO Corp.	828	263,114
HEICO Corp., Class A	1,515	375,311
Howmet Aerospace, Inc.	7,633	1,572,016
L3Harris Technologies, Inc.	3,674	1,062,153
Lockheed Martin Corp.	3,914	1,925,218
Northrop Grumman Corp.	2,704	1,577,649
RTX Corp.	26,244	4,684,554
Textron, Inc.	3,521	284,532
TransDigm Group, Inc.	1,051	1,375,244

		25,661,787

Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	2,600	316,940
FedEx Corp.	4,324	1,097,518
United Parcel Service, Inc., Class B	14,280	1,376,877

		2,791,335

Automobile Components — 0.0%
Aptiv PLC(a)	4,080	330,888

Automobiles — 2.3%
Ford Motor Co.	76,963	1,010,524
General Motors Co.	18,649	1,288,460
Rivian Automotive, Inc., Class A(a)(b)	14,874	201,840
Tesla, Inc.(a)	55,075	25,145,042

		27,645,866

Banks — 3.4%
Bank of America Corp.	133,572	7,139,423
Citigroup, Inc.	36,060	3,650,354
Citizens Financial Group, Inc.	8,764	445,825
East West Bancorp, Inc.	2,691	273,406
Fifth Third Bancorp	13,201	549,426
First Citizens BancShares, Inc., Class A	201	366,789
Huntington Bancshares, Inc.	30,076	464,373
JPMorgan Chase & Co.	53,913	16,773,413
KeyCorp.	18,388	323,445
M&T Bank Corp.	3,065	563,561
PNC Financial Services Group, Inc. (The)	7,754	1,415,493
Regions Financial Corp.	16,747	405,277
Truist Financial Corp.	25,256	1,127,175
U.S. Bancorp	30,612	1,428,968
Wells Fargo & Co.	63,143	5,491,547

		40,418,475

Beverages — 1.0%
Brown-Forman Corp., Class A	934	25,330
Brown-Forman Corp., Class B, NVS	5,734	156,137
Coca-Cola Co. (The)	76,781	5,290,211
Constellation Brands, Inc., Class A	2,999	394,009
Keurig Dr. Pepper, Inc.	23,720	644,235
Monster Beverage Corp.(a)	13,479	900,801
PepsiCo, Inc.	26,847	3,922,078
Primo Brands Corp., Class A	4,010	88,100

		11,420,901

Biotechnology — 1.8%
AbbVie, Inc.	34,669	7,559,229
Alnylam Pharmaceuticals, Inc.(a)	2,460	1,121,858

Security	Shares	Value

Biotechnology (continued)
Amgen, Inc.	10,573	$3,155,300
Biogen, Inc.(a)	2,813	433,961
BioMarin Pharmaceutical, Inc.(a)	3,685	197,405
Gilead Sciences, Inc.	24,435	2,927,069
Incyte Corp.(a)	3,187	297,921
Insmed, Inc.(a)	4,093	776,033
Natera, Inc.(a)	2,563	509,858
Regeneron Pharmaceuticals, Inc.	2,041	1,330,324
Summit Therapeutics, Inc.(a)(b)	2,183	41,280
United Therapeutics Corp.(a)	806	359,017
Vertex Pharmaceuticals, Inc.(a)	5,056	2,151,682

		20,860,937

Broadline Retail — 4.3%
Amazon.com, Inc.(a)	191,226	46,701,214
Coupang, Inc., Class A(a)	23,931	765,074
eBay, Inc.	9,104	740,246
MercadoLibre, Inc.(a)	921	2,143,406

		50,349,940

Building Products — 0.5%
Allegion PLC	1,716	284,461
Builders FirstSource, Inc.(a)	2,225	258,478
Carlisle Cos., Inc.	842	273,692
Carrier Global Corp.	15,586	927,211
Johnson Controls International PLC	12,933	1,479,406
Lennox International, Inc.	641	323,705
Masco Corp.	4,119	266,747
Owens Corning	1,667	212,226
Trane Technologies PLC	4,377	1,963,741

		5,989,667

Capital Markets — 3.3%
Ameriprise Financial, Inc.	1,857	840,794
Ares Management Corp., Class A	3,964	589,486
Bank of New York Mellon Corp. (The)	13,302	1,435,685
BlackRock, Inc.(c)	2,727	2,952,823
Blackstone, Inc., Class A	14,476	2,122,761
Blue Owl Capital, Inc., Class A	11,253	177,460
Carlyle Group, Inc. (The)	4,299	229,223
Charles Schwab Corp. (The)	33,485	3,165,002
CME Group, Inc., Class A	7,066	1,875,952
Coinbase Global, Inc., Class A(a)	4,099	1,409,154
FactSet Research Systems, Inc.	754	201,167
Goldman Sachs Group, Inc. (The)	6,016	4,748,850
Interactive Brokers Group, Inc., Class A	8,462	595,386
Intercontinental Exchange, Inc.	11,205	1,639,179
KKR & Co., Inc., Class A	13,016	1,540,183
LPL Financial Holdings, Inc.	1,587	598,791
Moody’s Corp.	3,059	1,469,238
Morgan Stanley	24,193	3,967,652
Morningstar, Inc.	505	107,212
MSCI, Inc., Class A	1,462	860,460
Nasdaq, Inc.	7,648	653,828
Northern Trust Corp.	3,768	484,829
Raymond James Financial, Inc.	3,398	539,161
Robinhood Markets, Inc., Class A(a)	14,375	2,109,962
S&P Global, Inc.	6,010	2,928,132
State Street Corp.	5,678	656,717
T Rowe Price Group, Inc.	4,341	445,083
Tradeweb Markets, Inc., Class A	2,254	237,549

		38,581,719

Chemicals — 1.0%
Air Products & Chemicals, Inc.	4,351	1,055,509

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
CF Industries Holdings, Inc.	3,228	$268,860
Corteva, Inc.	13,454	826,614
Dow, Inc.	14,017	334,305
DuPont de Nemours, Inc.	8,270	675,245
Ecolab, Inc.	4,980	1,276,872
International Flavors & Fragrances, Inc.(a)	4,979	313,528
Linde PLC	9,222	3,857,563
LyondellBasell Industries NV, Class A	5,048	234,328
PPG Industries, Inc.	4,434	433,424
RPM International, Inc.	2,512	274,511
Sherwin-Williams Co. (The)	4,544	1,567,407
Solstice Advanced Materials, Inc.(a)	3,112	140,258
Westlake Corp.	692	47,617

		11,306,041

Commercial Services & Supplies — 0.4%
Cintas Corp.	6,800	1,246,236
Clean Harbors, Inc.(a)	995	209,458
Copart, Inc.(a)	16,409	705,751
Republic Services, Inc.	4,006	834,209
Rollins, Inc.	5,745	330,970
Veralto Corp.	4,710	464,783
Waste Management, Inc.	7,203	1,438,943

		5,230,350

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	20,148	3,177,138
Cisco Systems, Inc.	77,766	5,685,472
F5, Inc.(a)	1,123	284,175
Motorola Solutions, Inc.	3,274	1,331,569

		10,478,354

Construction & Engineering — 0.2%
AECOM	2,498	335,606
Comfort Systems U.S.A., Inc.	694	670,113
EMCOR Group, Inc.	881	595,362
Quanta Services, Inc.	2,867	1,287,656

		2,888,737

Construction Materials — 0.3%
Amrize Ltd.(a)(b)	9,674	501,500
CRH PLC	13,185	1,570,334
Martin Marietta Materials, Inc.	1,184	725,910
Vulcan Materials Co.	2,622	759,069

		3,556,813

Consumer Finance — 0.7%
American Express Co.	10,697	3,858,729
Capital One Financial Corp.	12,519	2,754,055
SoFi Technologies, Inc.(a)	22,689	673,409
Synchrony Financial	7,429	552,569

		7,838,762

Consumer Staples Distribution & Retail — 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	2,265	199,909
Casey’s General Stores, Inc.	711	364,878
Costco Wholesale Corp.	8,717	7,945,110
Dollar General Corp.	4,281	422,363
Dollar Tree, Inc.(a)	3,872	383,793
Kroger Co. (The)	11,989	762,860
Performance Food Group Co.(a)	3,036	293,703
Sprouts Farmers Market, Inc.(a)	1,940	153,182
Sysco Corp.	9,363	695,484
Target Corp.	8,912	826,320

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
U.S. Foods Holding Corp.(a)	4,460	$323,885
Walmart, Inc.	84,454	8,545,056

		20,916,543

Containers & Packaging — 0.2%
Amcor PLC	44,338	350,270
Avery Dennison Corp.	1,560	272,828
Ball Corp.	5,223	245,481
International Paper Co.	10,342	399,615
Packaging Corp. of America	1,732	339,056
Smurfit WestRock PLC	10,079	372,117

		1,979,367

Distributors — 0.0%
Genuine Parts Co.	2,731	347,684

Diversified Consumer Services — 0.0%
Duolingo, Inc., Class A(a)	759	205,416
Service Corp. International	2,859	238,755

		444,171

Diversified REITs — 0.0%
WP Carey, Inc.	4,258	281,028

Diversified Telecommunication Services — 0.6%
AT&T Inc.	140,600	3,479,850
Verizon Communications, Inc.	82,671	3,285,346

		6,765,196

Electric Utilities — 1.5%
Alliant Energy Corp.	5,000	334,100
American Electric Power Co., Inc.	10,158	1,221,601
Constellation Energy Corp.	6,128	2,310,256
Duke Energy Corp.	15,239	1,894,208
Edison International	7,611	421,497
Entergy Corp.	8,692	835,214
Evergy, Inc.	4,463	342,803
Eversource Energy	6,859	506,263
Exelon Corp.	19,714	909,210
FirstEnergy Corp.	10,134	464,441
NextEra Energy, Inc.	40,337	3,283,432
NRG Energy, Inc.	3,779	649,459
PG&E Corp.	43,317	691,339
PPL Corp.	13,774	503,026
Southern Co. (The)	21,570	2,028,443
Xcel Energy, Inc.	11,310	918,033

		17,313,325

Electrical Equipment — 1.0%
AMETEK, Inc.	4,532	915,962
Eaton Corp. PLC	7,673	2,927,710
Emerson Electric Co.	11,061	1,543,784
GE Vernova, Inc.	5,351	3,131,084
Hubbell, Inc.	1,064	500,080
Rockwell Automation, Inc.	2,207	812,971
Vertiv Holdings Co., Class A	7,375	1,422,342

		11,253,933

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	23,915	3,332,316
CDW Corp.	2,620	417,549
Corning, Inc.	14,845	1,322,393
Flex Ltd.(a)	7,147	446,830
Jabil, Inc.	1,947	430,073
Keysight Technologies, Inc.(a)	3,355	613,831
TE Connectivity PLC	5,789	1,429,941
Teledyne Technologies, Inc.(a)	915	482,040

26	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(a)	4,657	$371,396
Zebra Technologies Corp., Class A(a)	1,018	274,097

		9,120,466

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	19,454	941,768
Halliburton Co.	17,100	458,964
SLB Ltd.	28,995	1,045,560

		2,446,292

Entertainment — 1.6%
Electronic Arts, Inc.	4,469	894,068
Liberty Media Corp. - Liberty Formula One, Class A(a)	485	44,125
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,216	420,967
Live Nation Entertainment, Inc.(a)	2,800	418,684
Netflix, Inc.(a)	8,342	9,333,530
ROBLOX Corp., Class A(a)	12,115	1,377,718
Take-Two Interactive Software, Inc.(a)	3,333	854,481
TKO Group Holdings, Inc., Class A	1,332	250,949
Walt Disney Co. (The)	35,306	3,976,162
Warner Bros Discovery, Inc., Class A(a)	44,404	996,870

		18,567,554

Financial Services — 3.7%
Affirm Holdings, Inc., Class A(a)	5,309	381,611
Apollo Global Management, Inc.	8,851	1,100,268
Berkshire Hathaway, Inc., Class B(a)	36,103	17,240,627
Block, Inc., Class A(a)	10,957	832,075
Corpay, Inc.(a)	1,324	344,703
Equitable Holdings, Inc.	5,820	287,508
Fidelity National Information Services, Inc.	10,413	651,021
Fiserv, Inc.(a)	10,585	705,914
Global Payments, Inc.	4,893	380,480
Jack Henry & Associates, Inc.	1,461	217,601
Mastercard, Inc., Class A	16,168	8,924,574
PayPal Holdings, Inc.(a)	18,882	1,307,956
Toast, Inc., Class A(a)	9,952	359,665
Visa, Inc., Class A	33,341	11,360,612

		44,094,615

Food Products — 0.4%
Archer-Daniels-Midland Co.	8,856	536,054
Conagra Brands, Inc.	9,274	159,420
General Mills, Inc.	10,684	497,981
Hershey Co. (The)	2,928	496,677
Hormel Foods Corp.	5,735	123,819
J M Smucker Co. (The)	2,044	211,656
Kellanova	5,321	441,962
Kraft Heinz Co. (The)	17,101	422,908
McCormick & Co., Inc., NVS	4,934	316,565
Mondelez International, Inc., Class A	25,496	1,465,000
Pilgrim’s Pride Corp.	807	30,747
Tyson Foods, Inc., Class A	5,257	270,262

		4,973,051

Gas Utilities — 0.0%
Atmos Energy Corp.	3,090	530,615

Ground Transportation — 0.9%
CSX Corp.	36,684	1,321,358
JB Hunt Transport Services, Inc.	1,610	271,864
Norfolk Southern Corp.	4,447	1,260,191
Old Dominion Freight Line, Inc.	3,478	488,381
Uber Technologies, Inc.(a)	39,486	3,810,399

Security	Shares	Value

Ground Transportation (continued)
Union Pacific Corp.	11,658	$2,569,073
XPO, Inc.(a)	2,349	337,951

		10,059,217

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	34,092	4,214,453
Align Technology, Inc.(a)	1,443	198,961
Baxter International, Inc.	9,990	184,515
Becton Dickinson & Co.	5,648	1,009,354
Boston Scientific Corp.(a)	28,978	2,918,664
Cooper Cos., Inc. (The)(a)	3,828	267,616
Dexcom, Inc.(a)	7,727	449,866
Edwards Lifesciences Corp.(a)	11,515	949,412
GE HealthCare Technologies, Inc.	8,876	665,256
Hologic, Inc.(a)	4,351	321,582
IDEXX Laboratories, Inc.(a)	1,587	999,032
Insulet Corp.(a)	1,359	425,381
Intuitive Surgical, Inc.(a)	7,015	3,747,974
Medtronic PLC	25,181	2,283,917
ResMed, Inc.	2,897	715,211
Solventum Corp.(a)	2,691	185,787
STERIS PLC	1,854	436,988
Stryker Corp.	7,082	2,522,892
Zimmer Biomet Holdings, Inc.	3,870	389,167

		22,886,028

Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	4,676	892,041
Cencora, Inc.	3,613	1,220,508
Centene Corp.(a)	9,156	323,848
Cigna Group (The)	5,055	1,235,493
CVS Health Corp.	24,803	1,938,354
Elevance Health, Inc.	4,407	1,397,900
HCA Healthcare, Inc.	3,348	1,539,009
Humana, Inc.	2,376	660,979
Labcorp Holdings, Inc.	1,654	420,050
McKesson Corp.	2,464	1,999,142
Molina Healthcare, Inc.(a)(b)	1,046	160,101
Quest Diagnostics, Inc.	2,170	381,811
Tenet Healthcare Corp.(a)	1,715	354,130
UnitedHealth Group, Inc.	17,799	6,079,426

		18,602,792

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,887	168,081
Healthpeak Properties, Inc.	13,771	247,189
Ventas, Inc.	8,474	625,297
Welltower, Inc.	13,115	2,374,340

		3,414,907

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	2,925	851,760

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)	8,190	1,036,363
Booking Holdings, Inc.	635	3,224,365
Carnival Corp.(a)	21,099	608,284
Chipotle Mexican Grill, Inc.(a)	26,280	832,813
Darden Restaurants, Inc.	2,330	419,750
Domino’s Pizza, Inc.	615	245,053
DoorDash, Inc., Class A(a)	7,161	1,821,544
DraftKings, Inc., Class A(a)(b)	9,607	293,878
Expedia Group, Inc.	2,391	526,020
Flutter Entertainment PLC(a)(b)	3,238	753,126
Hilton Worldwide Holdings, Inc.	4,325	1,111,352

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	6,178	$366,664
Marriott International, Inc., Class A	4,450	1,159,581
McDonald’s Corp.	14,050	4,192,941
Royal Caribbean Cruises Ltd.	4,953	1,420,669
Starbucks Corp.	22,314	1,804,533
Yum! Brands, Inc.	5,472	756,285

		20,573,221

Household Durables — 0.3%
DR Horton, Inc.	5,243	781,627
Garmin Ltd.	3,160	676,050
Lennar Corp., Class A	4,182	517,606
Lennar Corp., Class B	160	18,888
NVR, Inc.(a)	53	382,174
PulteGroup, Inc.	3,974	476,363
Somnigroup International, Inc.	3,645	289,194

		3,141,902

Household Products — 0.8%
Church & Dwight Co., Inc.	4,863	426,436
Clorox Co. (The)	2,441	274,515
Colgate-Palmolive Co.	15,959	1,229,641
Kimberly-Clark Corp.	6,556	784,819
Procter & Gamble Co. (The)	46,055	6,925,290

		9,640,701

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	6,637	1,249,747

Industrial Conglomerates — 0.4%
3M Co.	10,500	1,748,250
Honeywell International, Inc.	12,449	2,506,357

		4,254,607

Industrial REITs — 0.2%
Prologis, Inc.	18,168	2,254,467

Insurance — 1.7%
Aflac, Inc.	9,529	1,021,414
Allstate Corp. (The)	5,173	990,733
American International Group, Inc.	10,515	830,264
Aon PLC, Class A	4,243	1,445,505
Arch Capital Group Ltd.	7,354	634,724
Arthur J. Gallagher & Co.	5,011	1,250,194
Brown & Brown, Inc.	5,483	437,214
Chubb Ltd.	7,276	2,015,015
Cincinnati Financial Corp.	3,018	466,553
Erie Indemnity Co., Class A, NVS	494	144,564
Everest Group Ltd.	840	264,197
Fidelity National Financial, Inc., Class A	4,976	274,874
Hartford Insurance Group, Inc. (The)	5,602	695,656
Loews Corp.	3,468	345,274
Markel Group, Inc.(a)	233	460,066
Marsh & McLennan Cos., Inc.	9,654	1,719,860
MetLife, Inc.	11,163	891,031
Principal Financial Group, Inc.	4,376	367,759
Progressive Corp. (The)	11,461	2,360,966
Prudential Financial, Inc.	6,900	717,600
Reinsurance Group of America, Inc.	1,286	234,644
RenaissanceRe Holdings Ltd.	899	228,427
Travelers Cos., Inc. (The)	4,405	1,183,271
Unum Group	3,194	234,504
W. R. Berkley Corp.	5,610	400,217
Willis Towers Watson PLC	1,854	580,487

		20,195,013

Security	Shares	Value

Interactive Media & Services — 7.2%
Alphabet, Inc., Class A(a)	107,668	$30,275,165
Alphabet, Inc., Class C, NVS	92,825	26,159,942
Meta Platforms, Inc., Class A	42,612	27,627,490
Pinterest, Inc., Class A(a)	11,571	383,000
Reddit, Inc., Class A(a)	2,308	482,257
Snap, Inc., Class A, NVS(a)	21,006	163,847

		85,091,701

IT Services — 1.3%
Accenture PLC, Class A	12,236	3,060,224
Akamai Technologies, Inc.(a)	2,735	205,399
Cloudflare, Inc., Class A(a)	5,979	1,514,481
Cognizant Technology Solutions Corp., Class A	9,629	701,762
CoreWeave, Inc., Class A(a)	1,075	143,738
Gartner, Inc.(a)	1,498	372,013
GoDaddy, Inc., Class A(a)	2,772	369,036
International Business Machines Corp.	18,302	5,626,218
MongoDB, Inc., Class A(a)	1,559	560,959
Okta, Inc., Class A(a)	3,276	299,852
Snowflake, Inc., Class A(a)(b)	6,410	1,761,981
Twilio, Inc., Class A(a)	2,855	385,082
VeriSign, Inc.	1,555	372,889

		15,373,634

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	5,631	824,153
Danaher Corp.	12,803	2,757,510
Illumina, Inc.(a)	3,101	383,098
IQVIA Holdings, Inc.(a)	3,303	714,967
Mettler-Toledo International, Inc.(a)	408	577,846
Revvity, Inc.	2,384	223,119
Thermo Fisher Scientific, Inc.	7,402	4,199,821
Waters Corp.(a)	1,158	404,837
West Pharmaceutical Services, Inc.	1,417	399,693

		10,485,044

Machinery — 1.5%
Caterpillar, Inc.	9,222	5,323,492
CNH Industrial NV	17,629	184,928
Cummins, Inc.	2,686	1,175,609
Deere & Co.	4,899	2,261,525
Dover Corp.	2,737	496,656
Fortive Corp.	6,607	332,596
Graco, Inc.	3,282	268,369
IDEX Corp.	1,405	240,901
Illinois Tool Works, Inc.	5,763	1,405,711
Ingersoll Rand, Inc.	8,000	610,640
Otis Worldwide Corp.	7,708	714,994
PACCAR, Inc.	10,064	990,298
Parker-Hannifin Corp.	2,411	1,863,293
Pentair PLC	3,263	347,020
Snap-on, Inc.	988	331,523
Westinghouse Air Brake Technologies Corp.	3,338	682,421
Xylem, Inc.	4,781	721,214

		17,951,190

Media — 0.3%
Charter Communications, Inc., Class A(a)(b)	1,831	428,161
Comcast Corp., Class A	73,072	2,033,959
Fox Corp., Class A, NVS	4,226	273,211
Fox Corp., Class B	2,665	155,663
Liberty Broadband Corp., Class A(a)	329	17,598
Liberty Broadband Corp., Class C, NVS(a)	2,045	110,062
News Corp., Class A, NVS	7,394	195,941
News Corp., Class B	1,988	60,574

28	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Omnicom Group, Inc.	3,815	$286,201
Trade Desk, Inc. (The), Class A(a)	8,828	443,872

		4,005,242

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	27,342	1,140,161
Newmont Corp.	21,515	1,742,070
Nucor Corp.	4,589	688,579
Reliance, Inc.	1,025	289,491
Southern Copper Corp.	1,797	249,424
Steel Dynamics, Inc.	2,763	433,238

		4,542,963

Multi-Utilities — 0.6%
Ameren Corp.	5,281	538,768
CenterPoint Energy, Inc.	12,842	491,078
CMS Energy Corp.	5,841	429,605
Consolidated Edison, Inc.	7,064	688,104
Dominion Energy, Inc.	16,644	976,836
DTE Energy Co.	4,027	545,820
NiSource, Inc.	9,084	382,527
Public Service Enterprise Group, Inc.	9,796	789,166
Sempra	12,857	1,182,073
WEC Energy Group, Inc.	6,012	671,721

		6,695,698

Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	4,368	926,016
Chevron Corp.	37,259	5,876,489
ConocoPhillips	24,463	2,173,782
Coterra Energy, Inc.	14,967	354,119
Devon Energy Corp.	11,948	388,190
Diamondback Energy, Inc.	3,756	537,822
EOG Resources, Inc.	10,748	1,137,568
EQT Corp.	12,139	650,408
Expand Energy Corp.	4,444	459,110
Exxon Mobil Corp.	83,608	9,561,411
Kinder Morgan, Inc.	38,364	1,004,753
Marathon Petroleum Corp.	5,788	1,128,139
Occidental Petroleum Corp.	12,785	526,742
ONEOK, Inc.	12,125	812,375
Phillips 66	7,934	1,080,135
Targa Resources Corp.	4,265	656,981
Texas Pacific Land Corp.	378	356,598
Valero Energy Corp.	6,072	1,029,568
Williams Cos., Inc. (The)	23,922	1,384,366

		30,044,572

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	12,752	731,710
Southwest Airlines Co.	8,990	272,397
United Airlines Holdings, Inc.(a)	6,437	605,335

		1,609,442

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	4,534	438,393
Kenvue, Inc.	33,828	486,108

		924,501

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	40,006	1,843,076
Eli Lilly & Co.	15,682	13,531,371
Johnson & Johnson	47,264	8,926,752
Merck & Co., Inc.	47,709	4,102,020
Pfizer, Inc.	111,118	2,739,059

Security	Shares	Value

Pharmaceuticals (continued)
Royalty Pharma PLC, Class A	6,860	$257,524
Zoetis, Inc., Class A	8,791	1,266,695

		32,666,497

Professional Services — 0.5%
Automatic Data Processing, Inc.	7,962	2,072,508
Booz Allen Hamilton Holding Corp., Class A	2,385	207,877
Broadridge Financial Solutions, Inc.	2,324	512,210
Equifax, Inc.	2,399	506,429
Jacobs Solutions, Inc.	2,390	372,386
Leidos Holdings, Inc.	2,357	448,938
Paychex, Inc.	6,320	739,629
Paycom Software, Inc.	1,007	188,400
SS&C Technologies Holdings, Inc.	4,281	363,542
TransUnion	3,762	305,399
Verisk Analytics, Inc.	2,739	599,184

		6,316,502

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	5,808	885,313
CoStar Group, Inc.(a)	7,773	534,860
Zillow Group, Inc., Class A(a)	1,065	76,180
Zillow Group, Inc., Class C, NVS(a)	3,283	246,159

		1,742,512

Residential REITs — 0.2%
American Homes 4 Rent, Class A	6,169	194,941
AvalonBay Communities, Inc.	2,673	464,888
Camden Property Trust	2,166	215,474
Equity LifeStyle Properties, Inc.	3,733	227,900
Equity Residential	6,675	396,762
Essex Property Trust, Inc.	1,199	301,872
Invitation Homes, Inc.	11,127	313,225
Mid-America Apartment Communities, Inc.	2,332	299,032
Sun Communities, Inc.	2,317	293,332
UDR, Inc.	5,819	196,042

		2,903,468

Retail REITs — 0.2%
Kimco Realty Corp.	13,572	280,398
Realty Income Corp.	17,141	993,835
Regency Centers Corp.	3,281	226,225
Simon Property Group, Inc.	6,336	1,113,615

		2,614,073

Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc.(a)	31,764	8,135,396
Analog Devices, Inc.	9,741	2,280,660
Applied Materials, Inc.	15,719	3,664,099
Broadcom, Inc.	90,559	33,473,323
Entegris, Inc.	2,915	266,926
First Solar, Inc.(a)	1,985	529,876
Intel Corp.(a)	85,631	3,424,384
KLA Corp.	2,595	3,136,680
Lam Research Corp.	24,928	3,925,163
Marvell Technology, Inc.	16,878	1,582,144
Microchip Technology, Inc.	10,563	659,342
Micron Technology, Inc.	21,975	4,917,346
Monolithic Power Systems, Inc.	894	898,470
NVIDIA Corp.	461,412	93,431,316
NXP Semiconductors NV	4,792	1,002,103
ON Semiconductor Corp.(a)	8,348	418,068
QUALCOMM, Inc.	21,156	3,827,120

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	3,147	$571,999
Texas Instruments, Inc.	17,809	2,875,441

		169,019,856

Software — 11.1%
Adobe, Inc.(a)	8,318	2,830,699
AppLovin Corp., Class A(a)	4,175	2,660,853
Atlassian Corp., Class A(a)	3,160	535,367
Autodesk, Inc.(a)	4,158	1,252,972
Bentley Systems, Inc., Class B	2,601	132,209
Cadence Design Systems, Inc.(a)	5,341	1,808,943
Circle Internet Group, Inc.(a)(b)	802	101,838
Crowdstrike Holdings, Inc., Class A(a)	4,721	2,563,550
Datadog, Inc., Class A(a)	5,831	949,345
Docusign, Inc.(a)	3,954	289,196
Dynatrace, Inc.(a)	5,803	293,458
Fair Isaac Corp.(a)	462	766,703
Fortinet, Inc.(a)	12,836	1,109,415
Gen Digital, Inc.	11,142	293,703
Guidewire Software, Inc.(a)	1,654	386,441
HubSpot, Inc.(a)	991	487,493
Intuit, Inc.	5,361	3,578,735
Microsoft Corp.	145,921	75,559,353
Nutanix, Inc., Class A(a)	5,017	357,411
Oracle Corp.	31,985	8,399,581
Palantir Technologies, Inc., Class A(a)	42,836	8,587,333
Palo Alto Networks, Inc.(a)	13,047	2,873,471
PTC, Inc.(a)	2,339	464,385
Roper Technologies, Inc.	2,084	929,777
Salesforce, Inc.	18,163	4,729,827
ServiceNow, Inc.(a)	4,081	3,751,582
Strategy, Inc., Class A(a)(b)	5,175	1,394,714
Synopsys, Inc.(a)	3,620	1,642,828
Tyler Technologies, Inc.(a)	836	398,153
Workday, Inc., Class A(a)	4,218	1,011,982
Zoom Communications, Inc., Class A(a)	4,703	410,243
Zscaler, Inc.(a)	1,906	631,153

		131,182,713

Specialized REITs — 0.7%
American Tower Corp.	9,127	1,633,551
Crown Castle, Inc.	8,060	727,173
Digital Realty Trust, Inc.	6,240	1,063,358
Equinix, Inc.	1,913	1,618,417
Extra Space Storage, Inc.	3,994	533,359
Gaming & Leisure Properties, Inc.	5,305	236,921
Iron Mountain, Inc.	5,813	598,448
Public Storage	3,101	863,815
SBA Communications Corp.	2,103	402,683
VICI Properties, Inc.	20,887	626,401
Weyerhaeuser Co.	13,513	310,799

		8,614,925

Specialty Retail — 1.7%
AutoZone, Inc.(a)	327	1,201,539
Best Buy Co., Inc.	3,808	312,789
Burlington Stores, Inc.(a)	1,236	338,157
Carvana Co., Class A(a)	2,697	826,738
Home Depot, Inc. (The)	19,519	7,409,217
Lowe’s Cos., Inc.	10,980	2,614,667
O’Reilly Automotive, Inc.(a)	16,547	1,562,699
Ross Stores, Inc.	6,352	1,009,460
TJX Cos., Inc. (The)	21,853	3,062,480
Tractor Supply Co.	9,936	537,637

Security	Shares	Value

Specialty Retail (continued)
Ulta Beauty, Inc.(a)(b)	880	$457,494
Williams-Sonoma, Inc.	2,427	471,663

		19,804,540

Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	291,294	78,757,159
Dell Technologies, Inc., Class C	6,031	977,082
Hewlett Packard Enterprise Co.	25,904	632,575
HP, Inc.	18,697	517,346
NetApp, Inc.	3,774	444,502
Pure Storage, Inc., Class A(a)	6,091	601,182
Seagate Technology Holdings PLC	3,994	1,021,985
Super Micro Computer, Inc.(a)	10,299	535,136
Western Digital Corp.	6,804	1,022,029

		84,508,996

Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)	2,988	243,522
Lululemon Athletica, Inc.(a)	2,074	353,700
NIKE, Inc., Class B	22,106	1,427,827
Tapestry, Inc.	4,037	443,343

		2,468,392

Tobacco — 0.5%
Altria Group, Inc.	32,938	1,857,045
Philip Morris International, Inc.	30,489	4,400,477

		6,257,522

Trading Companies & Distributors — 0.4%
Fastenal Co.	22,290	917,233
Ferguson Enterprises, Inc.	3,926	975,611
United Rentals, Inc.	1,259	1,096,816
Watsco, Inc.	678	249,511
WW Grainger, Inc.	887	868,373

		4,107,544

Water Utilities — 0.0%
American Water Works Co., Inc.	3,802	488,291

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	8,231	1,728,922

Total Long-Term Investments — 99.5% (Cost: $726,103,233)		1,172,657,514

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	3,181,231	3,182,821
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	4,787,912	4,787,912

Total Short-Term Securities — 0.7% (Cost: $7,969,657)		7,970,733

Total Investments — 100.2% (Cost: $734,072,890)		1,180,628,247

Liabilities in Excess of Other Assets — (0.2)%		(2,329,201)

Net Assets — 100.0%		$1,178,299,046

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

30	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar U.S. Equity ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,199,567	$—		$(4,017,441	)(a)	$963	$(268)	$3,182,821	3,181,231	$23,859	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,903,827	2,884,085	(a)	—		—	—	4,787,912	4,787,912	38,549		—
BlackRock, Inc.	2,533,415	130,898		(163,765)		33,101	419,174	2,952,823	2,727	28,410		—

						$34,064	$418,906	$10,923,556		$90,818		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	16	12/19/25	$5,499	$58,318

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$58,318	$—	$—	$—	$58,318

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$454,888	$—	$—	$—	$454,888

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$28,229	$—	$—	$—	$28,229

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar U.S. Equity ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,024,450

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,172,657,514	$—	$—	$1,172,657,514
Short-Term Securities
Money Market Funds	7,970,733	—	—	7,970,733

	$1,180,628,247	$—	$—	$1,180,628,247

Derivative Financial Instruments(a)
Assets
Equity Contracts	$58,318	$—	$—	$58,318

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) October 31, 2025	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Boeing Co. (The)(a)	30,663	$6,163,876
General Dynamics Corp.	9,871	3,404,508
General Electric Co.	10,244	3,164,884
L3Harris Technologies, Inc.	4,002	1,156,978
Lockheed Martin Corp.	8,073	3,970,947
Northrop Grumman Corp.	5,608	3,271,988
RTX Corp.	54,374	9,705,759
Textron, Inc.	4,655	376,171

		31,215,111

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	5,448	664,111
FedEx Corp.	8,938	2,268,643
United Parcel Service, Inc., Class B	29,678	2,861,553

		5,794,307

Automobile Components — 0.1%
Aptiv PLC(a)	8,435	684,079

Automobiles — 0.5%
Ford Motor Co.	159,748	2,097,491
General Motors Co.	38,544	2,663,005
Rivian Automotive, Inc., Class A(a)(b)	30,606	415,324

		5,175,820

Banks — 7.4%
Bank of America Corp.	276,376	14,772,297
Citigroup, Inc.	74,642	7,556,010
Citizens Financial Group, Inc.	17,891	910,115
East West Bancorp, Inc.	5,694	578,510
Fifth Third Bancorp	26,988	1,123,241
First Citizens BancShares, Inc., Class A	163	297,446
Huntington Bancshares, Inc.	62,226	960,769
JPMorgan Chase & Co.	111,570	34,711,658
KeyCorp	38,422	675,843
M&T Bank Corp.	6,337	1,165,184
PNC Financial Services Group, Inc. (The)	15,996	2,920,070
Regions Financial Corp.	34,925	845,185
Truist Financial Corp.	52,202	2,329,775
U.S. Bancorp	63,211	2,950,690
Wells Fargo & Co.	130,799	11,375,589

		83,172,382

Beverages — 1.9%
Brown-Forman Corp., Class A	1,088	29,507
Brown-Forman Corp., Class B, NVS	6,624	180,371
Coca-Cola Co. (The)	158,701	10,934,499
Constellation Brands, Inc., Class A	6,184	812,454
Keurig Dr. Pepper, Inc.	49,524	1,345,072
PepsiCo, Inc.	55,563	8,117,199
Primo Brands Corp., Class A	8,253	181,318

		21,600,420

Biotechnology — 3.1%
AbbVie, Inc.	71,710	15,635,648
Amgen, Inc.	21,821	6,512,041
Biogen, Inc.(a)	5,765	889,367
BioMarin Pharmaceutical, Inc.(a)	2,175	116,515
Gilead Sciences, Inc.	50,610	6,062,572
Incyte Corp.(a)	6,625	619,305
Regeneron Pharmaceuticals, Inc.	4,198	2,736,256
United Therapeutics Corp.(a)	1,691	753,222
Vertex Pharmaceuticals, Inc.(a)	2,796	1,189,894

		34,514,820

Security	Shares	Value

Broadline Retail — 4.4%
Amazon.com, Inc.(a)	197,867	$48,323,079
Coupang, Inc., Class A(a)	16,705	534,059
eBay, Inc.	12,489	1,015,480

		49,872,618

Building Products — 0.4%
Allegion PLC	1,478	245,008
Builders FirstSource, Inc.(a)	4,628	537,635
Carrier Global Corp.	16,106	958,146
Johnson Controls International PLC	7,863	899,449
Masco Corp.	4,940	319,914
Owens Corning	3,506	446,349
Trane Technologies PLC	2,559	1,148,095

		4,554,596

Capital Markets — 3.9%
Ameriprise Financial, Inc.	1,799	814,533
Bank of New York Mellon Corp. (The)	13,975	1,508,322
BlackRock, Inc.(c)	5,643	6,110,297
Blackstone, Inc., Class A	9,814	1,439,125
Carlyle Group, Inc. (The)	8,695	463,617
Charles Schwab Corp. (The)	31,267	2,955,357
CME Group, Inc., Class A	14,617	3,880,667
Goldman Sachs Group, Inc. (The)	12,465	9,839,497
Intercontinental Exchange, Inc.	10,222	1,495,376
KKR & Co., Inc., Class A	13,859	1,639,936
Morgan Stanley	50,144	8,223,616
Northern Trust Corp.	7,703	991,145
Raymond James Financial, Inc.	3,647	578,670
S&P Global, Inc.	3,677	1,791,471
State Street Corp.	11,681	1,351,024
T Rowe Price Group, Inc.	8,939	916,516

		43,999,169

Chemicals — 1.2%
Air Products & Chemicals, Inc.	9,005	2,184,523
CF Industries Holdings, Inc.	6,751	562,291
Corteva, Inc.	10,366	636,887
Dow, Inc.	18,853	449,644
DuPont de Nemours, Inc.	9,950	812,417
Ecolab, Inc.	2,617	670,999
International Flavors & Fragrances, Inc.(a)	4,910	309,183
Linde PLC	12,419	5,194,868
LyondellBasell Industries NV, Class A	10,617	492,841
PPG Industries, Inc.	9,224	901,646
RPM International, Inc.	2,467	269,594
Sherwin-Williams Co. (The)	3,844	1,325,949
Westlake Corp.	814	56,011

		13,866,853

Commercial Services & Supplies — 0.2%
Republic Services, Inc.	2,679	557,875
Veralto Corp.	3,130	308,868
Waste Management, Inc.	6,000	1,198,620

		2,065,363

Communications Equipment — 1.1%
Cisco Systems, Inc.	160,840	11,759,012
F5, Inc.(a)	790	199,910
Motorola Solutions, Inc.	2,113	859,378

		12,818,300

Construction & Engineering — 0.0%
AECOM	1,646	221,140

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.4%
CRH PLC	27,347	$3,257,028
Martin Marietta Materials, Inc.	1,260	772,506

		4,029,534

Consumer Finance — 0.9%
American Express Co.	9,412	3,395,191
Capital One Financial Corp.	25,933	5,705,001
Synchrony Financial	8,296	617,056

		9,717,248

Consumer Staples Distribution & Retail — 1.9%
BJ’s Wholesale Club Holdings, Inc.(a)	1,454	128,330
Costco Wholesale Corp.	5,772	5,260,889
Dollar General Corp.	8,912	879,258
Dollar Tree, Inc.(a)	8,001	793,059
Kroger Co. (The)	24,981	1,589,541
Performance Food Group Co.(a)	1,863	180,227
Sysco Corp.	12,314	914,684
Target Corp.	18,472	1,712,724
U.S. Foods Holding Corp.(a)	3,231	234,635
Walmart, Inc.	91,398	9,247,650

		20,940,997

Containers & Packaging — 0.3%
Amcor PLC	92,797	733,096
Avery Dennison Corp.	2,056	359,574
Ball Corp.	5,187	243,789
International Paper Co.	21,153	817,352
Packaging Corp. of America	3,636	711,783
Smurfit WestRock PLC	20,987	774,840

		3,640,434

Distributors — 0.1%
Genuine Parts Co.	5,659	720,447

Diversified Consumer Services — 0.0%
Service Corp. International	1,707	142,552

Diversified REITs — 0.1%
WP Carey, Inc.	8,896	587,136

Diversified Telecommunication Services — 1.2%
AT&T Inc.	290,649	7,193,563
Verizon Communications, Inc.	171,424	6,812,390

		14,005,953

Electric Utilities — 2.9%
Alliant Energy Corp.	10,426	696,665
American Electric Power Co., Inc.	20,896	2,512,953
Constellation Energy Corp.	6,123	2,308,371
Duke Energy Corp.	31,588	3,926,389
Edison International	15,603	864,094
Entergy Corp.	18,035	1,732,983
Evergy, Inc.	9,369	719,633
Eversource Energy	14,267	1,053,047
Exelon Corp.	41,046	1,893,042
FirstEnergy Corp.	20,987	961,834
NextEra Energy, Inc.	83,503	6,797,144
NRG Energy, Inc.	4,537	779,729
PG&E Corp.	89,334	1,425,771
PPL Corp.	16,083	587,351
Southern Co. (The)	44,698	4,203,400
Xcel Energy, Inc.	23,271	1,888,907

		32,351,313

Electrical Equipment — 0.5%
Eaton Corp. PLC	8,063	3,076,518

Security	Shares	Value

Electrical Equipment (continued)
Emerson Electric Co.	10,850	$1,514,335
Rockwell Automation, Inc.	1,901	700,252

		5,291,105

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	3,499	557,636
Corning, Inc.	13,724	1,222,534
Flex Ltd.(a)	8,669	541,986
Jabil, Inc.	1,650	364,468
Keysight Technologies, Inc.(a)	2,190	400,682
TE Connectivity PLC	5,973	1,475,391
Teledyne Technologies, Inc.(a)	551	290,278
Trimble, Inc.(a)	2,748	219,153
Zebra Technologies Corp., Class A(a)	692	186,321

		5,258,449

Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	20,034	969,846
Halliburton Co.	35,017	939,856
SLB Ltd.	60,109	2,167,531

		4,077,233

Entertainment — 1.0%
Electronic Arts, Inc.	4,922	984,695
Walt Disney Co. (The)	73,053	8,227,229
Warner Bros Discovery, Inc., Class A(a)	91,929	2,063,806

		11,275,730

Financial Services — 3.8%
Apollo Global Management, Inc.	10,493	1,304,385
Berkshire Hathaway, Inc., Class B(a)	74,714	35,678,923
Block, Inc., Class A(a)	9,135	693,712
Corpay, Inc.(a)	902	234,836
Equitable Holdings, Inc.	11,535	569,829
Fidelity National Information Services, Inc.	6,918	432,513
Fiserv, Inc.(a)	11,240	749,596
Global Payments, Inc.	9,934	772,468
PayPal Holdings, Inc.(a)	38,827	2,689,546

		43,125,808

Food Products — 0.8%
Archer-Daniels-Midland Co.	18,395	1,113,449
Conagra Brands, Inc.	19,171	329,550
General Mills, Inc.	22,180	1,033,810
Hershey Co. (The)	3,903	662,066
Hormel Foods Corp.	11,641	251,329
J M Smucker Co. (The)	4,317	447,025
Kellanova	11,085	920,720
Kraft Heinz Co. (The)	35,354	874,304
McCormick & Co., Inc., NVS	5,005	321,121
Mondelez International, Inc., Class A	52,696	3,027,912
Pilgrim’s Pride Corp.	1,665	63,437
Tyson Foods, Inc., Class A	11,116	571,474

		9,616,197

Gas Utilities — 0.0%
Atmos Energy Corp.	3,401	584,020

Ground Transportation — 0.8%
CSX Corp.	75,705	2,726,894
JB Hunt Transport Services, Inc.	1,455	245,691
Norfolk Southern Corp.	3,633	1,029,520
Union Pacific Corp.	24,054	5,300,780

		9,302,885

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	32,752	4,048,802

34	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Align Technology, Inc.(a)	1,442	$198,823
Baxter International, Inc.	20,931	386,596
Becton Dickinson & Co.	11,699	2,090,728
Cooper Cos., Inc. (The)(a)	2,293	160,304
GE HealthCare Technologies, Inc.	10,957	821,227
Hologic, Inc.(a)	9,155	676,646
Medtronic PLC	52,086	4,724,200
Solventum Corp.(a)	5,560	383,863
Stryker Corp.	5,901	2,102,172
Zimmer Biomet Holdings, Inc.	8,114	815,944

		16,409,305

Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	4,048	772,237
Centene Corp.(a)	19,184	678,538
Cigna Group (The)	10,485	2,562,639
CVS Health Corp.	51,360	4,013,784
Elevance Health, Inc.	9,137	2,898,256
HCA Healthcare, Inc.	6,947	3,193,397
Humana, Inc.	4,874	1,355,898
Labcorp Holdings, Inc.	3,403	864,226
McKesson Corp.	1,884	1,528,565
Molina Healthcare, Inc.(a)	978	149,693
Quest Diagnostics, Inc.	4,512	793,886
Tenet Healthcare Corp.(a)	2,349	485,045
UnitedHealth Group, Inc.	36,808	12,572,140

		31,868,304

Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	3,720	216,579
Healthpeak Properties, Inc.	16,034	287,810

		504,389

Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(a)	5,888	745,068
Carnival Corp.(a)	43,785	1,262,322
Darden Restaurants, Inc.	1,955	352,193
Expedia Group, Inc.	2,671	587,620
Las Vegas Sands Corp.	5,408	320,965
Marriott International, Inc., Class A	6,023	1,569,473
McDonald’s Corp.	19,642	5,861,762
Starbucks Corp.	31,458	2,544,008

		13,243,411

Household Durables — 0.4%
DR Horton, Inc.	10,837	1,615,580
Garmin Ltd.	1,705	364,768
Lennar Corp., Class A	8,642	1,069,620
Lennar Corp., Class B	362	42,734
NVR, Inc.(a)	62	447,071
PulteGroup, Inc.	4,629	554,878

		4,094,651

Household Products — 1.5%
Clorox Co. (The)	1,260	141,700
Colgate-Palmolive Co.	16,295	1,255,530
Kimberly-Clark Corp.	8,780	1,051,054
Procter & Gamble Co. (The)	95,239	14,321,088

		16,769,372

Industrial Conglomerates — 0.8%
3M Co.	21,657	3,605,891
Honeywell International, Inc.	25,783	5,190,891

		8,796,782

Security	Shares	Value

Industrial REITs — 0.4%
Prologis, Inc.	37,535	$4,657,718

Insurance — 2.5%
Aflac, Inc.	19,803	2,122,684
Allstate Corp. (The)	4,972	952,237
American International Group, Inc.	12,544	990,474
Aon PLC, Class A	3,900	1,328,652
Arch Capital Group Ltd.	15,092	1,302,590
Arthur J. Gallagher & Co.	2,764	689,590
Chubb Ltd.	15,057	4,169,886
Cincinnati Financial Corp.	6,294	972,989
Everest Group Ltd.	1,742	547,894
Fidelity National Financial, Inc., Class A	10,553	582,948
Hartford Insurance Group, Inc. (The)	11,455	1,422,482
Loews Corp.	4,091	407,300
Markel Group, Inc.(a)	195	385,033
Marsh & McLennan Cos., Inc.	11,533	2,054,604
MetLife, Inc.	22,824	1,821,812
Principal Financial Group, Inc.	8,997	756,108
Progressive Corp. (The)	7,310	1,505,860
Prudential Financial, Inc.	14,409	1,498,536
Reinsurance Group of America, Inc.	2,699	492,460
RenaissanceRe Holdings Ltd.	1,884	478,706
Travelers Cos., Inc. (The)	9,105	2,445,785
Unum Group	6,439	472,751
W. R. Berkley Corp.	4,869	347,354
Willis Towers Watson PLC	2,060	644,986

		28,393,721

Interactive Media & Services — 9.7%
Alphabet, Inc., Class A(a)	236,265	66,435,355
Alphabet, Inc., Class C, NVS	149,566	42,150,690
Pinterest, Inc., Class A(a)	13,368	442,481
Reddit, Inc., Class A(a)	1,745	364,618
Snap, Inc., Class A, NVS(a)	19,474	151,897

		109,545,041

IT Services — 1.6%
Accenture PLC, Class A	17,438	4,361,244
Akamai Technologies, Inc.(a)	5,653	424,540
Cognizant Technology Solutions Corp., Class A	20,100	1,464,888
CoreWeave, Inc., Class A(a)	1,000	133,710
International Business Machines Corp.	37,835	11,630,857
Twilio, Inc., Class A(a)	1,847	249,124

		18,264,363

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	7,147	1,046,035
Danaher Corp.	26,524	5,712,739
Illumina, Inc.(a)	6,320	780,773
IQVIA Holdings, Inc.(a)	4,589	993,335
Mettler-Toledo International, Inc.(a)	357	505,615
Revvity, Inc.	2,977	278,617
Thermo Fisher Scientific, Inc.	15,340	8,703,763
West Pharmaceutical Services, Inc.	1,183	333,689

		18,354,566

Machinery — 2.1%
Caterpillar, Inc.	13,799	7,965,611
CNH Industrial NV	36,149	379,203
Cummins, Inc.	2,976	1,302,536
Deere & Co.	10,133	4,677,697
Dover Corp.	2,035	369,271
Fortive Corp.	6,931	348,906
IDEX Corp.	1,336	229,070

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Illinois Tool Works, Inc.	11,978	$2,921,674
Ingersoll Rand, Inc.	5,660	432,028
Otis Worldwide Corp.	5,348	496,080
PACCAR, Inc.	20,951	2,061,578
Parker-Hannifin Corp.	3,165	2,446,007
Pentair PLC	1,868	198,662
Snap-on, Inc.	1,396	468,428

		24,296,751

Media — 0.5%
Charter Communications, Inc., Class A(a)	3,786	885,318
Comcast Corp., Class A	151,288	4,211,101
Fox Corp., Class A, NVS	4,721	305,213
Fox Corp., Class B	2,997	175,055
Omnicom Group, Inc.	7,995	599,785

		6,176,472

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	17,411	726,039
Newmont Corp.	44,607	3,611,829
Nucor Corp.	9,411	1,412,120
Reliance, Inc.	1,226	346,259
Southern Copper Corp.	3,704	514,115
Steel Dynamics, Inc.	2,862	448,762

		7,059,124

Multi-Utilities — 0.9%
Ameren Corp.	6,537	666,905
CenterPoint Energy, Inc.	14,641	559,872
CMS Energy Corp.	7,365	541,696
Consolidated Edison, Inc.	14,601	1,422,284
Dominion Energy, Inc.	16,202	950,895
DTE Energy Co.	8,363	1,133,521
NiSource, Inc.	18,994	799,837
Public Service Enterprise Group, Inc.	12,372	996,688
Sempra	26,419	2,428,963
WEC Energy Group, Inc.	7,284	813,841

		10,314,502

Oil, Gas & Consumable Fuels — 5.2%
Cheniere Energy, Inc.	8,970	1,901,640
Chevron Corp.	77,024	12,148,225
ConocoPhillips	50,679	4,503,336
Coterra Energy, Inc.	30,803	728,799
Devon Energy Corp.	24,880	808,351
Diamondback Energy, Inc.	7,692	1,101,418
EOG Resources, Inc.	22,074	2,336,312
EQT Corp.	12,896	690,968
Expand Energy Corp.	4,686	484,111
Exxon Mobil Corp.	172,984	19,782,450
Kinder Morgan, Inc.	80,059	2,096,745
Marathon Petroleum Corp.	11,964	2,331,903
Occidental Petroleum Corp.	26,535	1,093,242
ONEOK, Inc.	25,224	1,690,008
Phillips 66	16,478	2,243,315
Valero Energy Corp.	12,617	2,139,339
Williams Cos., Inc. (The)	49,415	2,859,646

		58,939,808

Passenger Airlines — 0.3%
Delta Air Lines, Inc.	26,381	1,513,742
Southwest Airlines Co.	5,070	153,621
United Airlines Holdings, Inc.(a)	13,243	1,245,371

		2,912,734

Security	Shares	Value

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	6,349	$613,885
Kenvue, Inc.	70,116	1,007,567

		1,621,452

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	82,705	3,810,219
Johnson & Johnson	97,775	18,466,764
Merck & Co., Inc.	98,862	8,500,155
Pfizer, Inc.	230,077	5,671,398
Royalty Pharma PLC, Class A	14,422	541,402
Zoetis, Inc., Class A	8,773	1,264,102

		38,254,040

Professional Services — 0.3%
Automatic Data Processing, Inc.	6,564	1,708,609
Jacobs Solutions, Inc.	2,864	446,240
Leidos Holdings, Inc.	2,839	540,744
Paychex, Inc.	4,160	486,845
SS&C Technologies Holdings, Inc.	8,780	745,598

		3,928,036

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	4,075	621,152

Residential REITs — 0.3%
American Homes 4 Rent, Class A	5,039	159,232
AvalonBay Communities, Inc.	2,754	478,976
Camden Property Trust	2,659	264,517
Equity LifeStyle Properties, Inc.	3,083	188,217
Equity Residential	7,218	429,038
Essex Property Trust, Inc.	1,150	289,536
Invitation Homes, Inc.	9,508	267,650
Mid-America Apartment Communities, Inc.	2,571	329,679
Sun Communities, Inc.	2,796	353,974
UDR, Inc.	6,880	231,787

		2,992,606

Retail REITs — 0.3%
Kimco Realty Corp.	27,784	574,017
Realty Income Corp.	9,101	527,676
Regency Centers Corp.	4,061	280,006
Simon Property Group, Inc.	13,155	2,312,123

		3,693,822

Semiconductors & Semiconductor Equipment — 4.3%
Analog Devices, Inc.	20,160	4,720,061
Applied Materials, Inc.	22,133	5,159,202
First Solar, Inc.(a)	4,149	1,107,534
Intel Corp.(a)	177,068	7,080,949
Lam Research Corp.	22,522	3,546,314
Microchip Technology, Inc.	22,070	1,377,609
Micron Technology, Inc.	45,418	10,163,186
NXP Semiconductors NV	4,978	1,040,999
ON Semiconductor Corp.(a)	9,263	463,891
QUALCOMM, Inc.	43,794	7,922,335
Teradyne, Inc.	2,276	413,686
Texas Instruments, Inc.	36,891	5,956,421

		48,952,187

Software — 1.4%
Adobe, Inc.(a)	6,500	2,212,015
Gen Digital, Inc.	14,976	394,767
Oracle Corp.	19,469	5,112,754
Salesforce, Inc.	16,546	4,308,744

36	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Strategy, Inc., Class A(a)(b)	10,740	$2,894,538
Zoom Communications, Inc., Class A(a)	9,760	851,365

		15,774,183

Specialized REITs — 0.9%
American Tower Corp.	18,954	3,392,387
Crown Castle, Inc.	4,798	432,875
Digital Realty Trust, Inc.	6,477	1,103,746
Equinix, Inc.	998	844,318
Extra Space Storage, Inc.	4,283	571,952
Gaming & Leisure Properties, Inc.	10,825	483,444
Iron Mountain, Inc.	4,398	452,774
Public Storage	3,825	1,065,492
VICI Properties, Inc.	42,720	1,281,173
Weyerhaeuser Co.	28,194	648,462

		10,276,623

Specialty Retail — 2.4%
Best Buy Co., Inc.	7,990	656,299
Home Depot, Inc. (The)	40,370	15,324,048
Lowe’s Cos., Inc.	22,745	5,416,267
O’Reilly Automotive, Inc.(a)	12,890	1,217,331
TJX Cos., Inc. (The)	23,628	3,311,228
Ulta Beauty, Inc.(a)	1,049	545,354
Williams-Sonoma, Inc.	2,585	502,369

		26,972,896

Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	302,498	81,786,384
Dell Technologies, Inc., Class C	12,537	2,031,119
Hewlett Packard Enterprise Co.	53,261	1,300,634
HP, Inc.	38,245	1,058,239
NetApp, Inc.	4,135	487,020
Seagate Technology Holdings PLC	8,262	2,114,081
Western Digital Corp.	13,985	2,100,687

		90,878,164

Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(a)	1,438	245,236
NIKE, Inc., Class B	45,851	2,961,516
Tapestry, Inc.	3,469	380,966

		3,587,718

Security	Shares	Value

Tobacco — 0.8%
Altria Group, Inc.	68,244	$3,847,597
Philip Morris International, Inc.	34,959	5,045,632

		8,893,229

Trading Companies & Distributors — 0.2%
Ferguson Enterprises, Inc.	5,415	1,345,628
United Rentals, Inc.	813	708,269

		2,053,897

Water Utilities — 0.0%
American Water Works Co., Inc.	3,119	400,573

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	17,066	3,584,713

Total Long-Term Investments — 99.8% (Cost: $852,075,431)		1,127,308,324

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	83,713	83,755
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	1,929,427	1,929,427

Total Short-Term Securities — 0.2% (Cost: $2,013,107)		2,013,182

Total Investments — 100.0% (Cost: $854,088,538)		1,129,321,506

Liabilities in Excess of Other Assets — (0.0)%		(127,943)

Net Assets — 100.0%		$1,129,193,563

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,594,808	$—		$(1,511,351	)(a)	$893	$(595)	$83,755	83,713	$16,995	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,189,375	740,052	(a)	—		—	—	1,929,427	1,929,427	35,263		—
BlackRock, Inc.	5,576,986	658,727		(1,102,374)		107,586	869,372	6,110,297	5,643	60,493		—

						$108,479	$868,777	$8,123,479		$112,751		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Russell 1000 Value Index	16	12/19/25	$1,615	$9,652
E-Mini S&P Communication Services Select Sector Index	1	12/19/25	151	(5,440)

				$4,212

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$9,652	$—	$—	$—	$9,652

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,440	$—	$—	$—	$5,440

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$340,428	$—	$—	$—	$340,428

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(26,536)	$—	$—	$—	$(26,536)

38	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2025	iShares® Morningstar Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,062,578

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Assets
Investments
Long-Term Investments
Common Stocks		$1,127,308,324		$—		$—		$1,127,308,324
Short-Term Securities
Money Market Funds		2,013,182		—		—		2,013,182

		$1,129,321,506		$—		$—		$1,129,321,506

Derivative Financial Instruments(a)
Assets
Equity Contracts		$9,652		$—		$—		$9,652
Liabilities
Equity Contracts		(5,440)		—		—		(5,440)

		$4,212		$—		$—		$4,212

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Statements of Assets and Liabilities (unaudited)

October 31, 2025

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$862,960,837	$252,005,911	$1,169,704,691	$1,121,198,027
Investments, at value — affiliated(c)	5,863,793	28,196,785	10,923,556	8,123,479
Cash	5	—	1	—
Cash pledged:
Futures contracts	65,000	52,000	345,000	173,000
Receivables:
Investments sold	—	—	—	290,427
Securities lending income — affiliated	1,911	11,405	1,941	211
Dividends — unaffiliated	399,645	84,183	520,538	904,619
Dividends — affiliated	2,857	2,491	7,220	5,900
Variation margin on futures contracts	1,045	3,558	14,800	10,374

Total assets	869,295,093	280,356,333	1,181,517,747	1,130,706,037

LIABILITIES
Bank overdraft	—	7,504	—	579
Collateral on securities loaned	4,961,422	27,590,637	3,189,448	85,166
Payables:
Investments purchased	—	—	—	1,388,968
Investment advisory fees	43,698	8,580	29,253	37,761

Total liabilities	5,005,120	27,606,721	3,218,701	1,512,474

Commitments and contingent liabilities

NET ASSETS	$864,289,973	$252,749,612	$1,178,299,046	$1,129,193,563

NET ASSETS CONSIST OF:
Paid-in capital	$751,717,758	$245,670,977	$805,379,264	$840,611,625
Accumulated earnings	112,572,215	7,078,635	372,919,782	288,581,938

NET ASSETS	$864,289,973	$252,749,612	$1,178,299,046	$1,129,193,563

NET ASSET VALUE
Shares outstanding	$10,850,000	$3,950,000	$12,450,000	$12,300,000

Net asset value	$79.66	$63.99	$94.64	$91.80

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$730,943,215	$210,666,122	$724,466,792	$847,779,220
(b) Securities loaned, at value	$4,816,125	$27,354,419	$3,159,858	$87,289
(c) Investments, at cost — affiliated	$5,861,901	$28,182,701	$9,606,098	$6,309,318

See notes to financial statements.

40	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended October 31, 2025

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$9,433,250	$1,854,400	$6,505,958	$10,361,265
Dividends — affiliated	18,853	13,981	66,959	95,756
Interest — unaffiliated	766	782	225	386
Securities lending income — affiliated — net	55,290	117,159	23,859	16,995
Foreign taxes withheld	(4,952)	(1,294)	(1,440)	(1,516)

Total investment income	9,503,207	1,985,028	6,595,561	10,472,886

EXPENSES
Investment advisory	228,859	48,259	161,843	213,250
Interest expense	9	39	—	—

Total expenses	228,868	48,298	161,843	213,250

Net investment income	9,274,339	1,936,730	6,433,718	10,259,636

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,255,229)	(1,739,756)	(3,769,395)	(18,023,992)
Investments — affiliated	(52)	(13)	2,571	(3,648)
Futures contracts	150,593	156,537	454,888	340,428
In-kind redemptions — unaffiliated(a)	9,360,453	1,748,642	9,079,353	53,600,342
In-kind redemptions — affiliated(a)	—	—	31,493	112,127

	5,255,765	165,410	5,798,910	36,025,257

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	70,695,662	43,345,130	210,939,644	122,397,427
Investments — affiliated	(205)	2,261	418,906	868,777
Futures contracts	(9,923)	(4,164)	28,229	(26,536)

	70,685,534	43,343,227	211,386,779	123,239,668

Net realized and unrealized gain	75,941,299	43,508,637	217,185,689	159,264,925

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,215,638	$45,445,367	$223,619,407	$169,524,561

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	41

Statements of Changes in Net Assets

	iShares Morningstar Mid-Cap Value ETF			iShares Morningstar Small-Cap ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,274,339		$15,073,584	$1,936,730		$3,183,599
Net realized gain	5,255,765		35,484,121	165,410		5,622,904
Net change in unrealized appreciation (depreciation)	70,685,534		(17,451,928)	43,343,227		(2,429,398)

Net increase in net assets resulting from operations	85,215,638		33,105,777	45,445,367		6,377,105

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,433,289	)(b)	(15,757,832)	(1,668,783	)(b)	(3,073,951)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	144,101,736		27,828,236	(5,809,765)		1,712,963

NET ASSETS
Total increase in net assets	220,884,085		45,176,181	37,966,819		5,016,117
Beginning of period	643,405,888		598,229,707	214,782,793		209,766,676

End of period	$864,289,973		$643,405,888	$252,749,612		$214,782,793

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

42	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	iShares Morningstar U.S. Equity ETF			iShares Morningstar Value ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,433,718		$13,293,355	$10,259,636		$19,780,627
Net realized gain	5,798,910		100,620,801	36,025,257		64,638,775
Net change in unrealized appreciation (depreciation)	211,386,779		7,849,204	123,239,668		(3,362,319)

Net increase in net assets resulting from operations	223,619,407		121,763,360	169,524,561		81,057,083

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,082,188	)(b)	(13,415,529)	(9,920,150	)(b)	(19,972,638)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	22,940,721		(28,336,126)	(24,731,481)		37,008,330

NET ASSETS
Total increase in net assets	240,477,940		80,011,705	134,872,930		98,092,775
Beginning of period	937,821,106		857,809,401	994,320,633		896,227,858

End of period	$1,178,299,046		$937,821,106	$1,129,193,563		$994,320,633

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	43

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)

Net asset value, beginning of period	$71.49		$69.56	$62.19	$65.46	$64.01	$40.13

Net investment income(b)	0.95		1.76	1.62	1.53	1.24	1.14
Net realized and unrealized gain (loss)(c)	8.08		2.03	7.26	(3.29)	1.50	23.92

Net increase (decrease) from investment operations	9.03		3.79	8.88	(1.76)	2.74	25.06

Distributions from net investment income(d)	(0.86	)(e)	(1.86)	(1.51)	(1.51)	(1.29)	(1.18)

Net asset value, end of period	$79.66		$71.49	$69.56	$62.19	$65.46	$64.01

Total Return(f)
Based on net asset value	12.68	%(g)	5.39%	14.49%	(2.60)%	4.28%	63.45%

Ratios to Average Net Assets(h)
Total expenses	0.06	%(i)	0.06%	0.06%	0.06%	0.06%	0.27%

Net investment income	2.43	%(i)	2.38%	2.50%	2.44%	1.88%	2.32%

Supplemental Data
Net assets, end of period (000)	$864,290		$643,406	$598,230	$516,215	$497,491	$457,694

Portfolio turnover rate(j)	17%		31%	43%	37%	42%	95%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

44	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)

Net asset value, beginning of period	$53.03		$52.44	$46.57	$48.77	$58.27	$35.60

Net investment income(b)	0.49		0.81	0.77	0.79	0.72	0.56
Net realized and unrealized gain (loss)(c)	10.89		0.56	5.86	(2.20)	(9.50)	22.71

Net increase (decrease) from investment operations	11.38		1.37	6.63	(1.41)	(8.78)	23.27

Distributions from net investment income(d)	(0.42	)(e)	(0.78)	(0.76)	(0.79)	(0.72)	(0.60)

Net asset value, end of period	$63.99		$53.03	$52.44	$46.57	$48.77	$58.27

Total Return(f)
Based on net asset value	21.49	%(g)	2.51%	14.32%	(2.85)%	(15.22)%	65.95%

Ratios to Average Net Assets(h)
Total expenses	0.04	%(i)	0.04%	0.04%	0.04%	0.04%	0.22%

Net investment income	1.61	%(i)	1.41%	1.54%	1.67%	1.28%	1.24%

Supplemental Data
Net assets, end of period (000)	$252,750		$214,783	$209,767	$200,259	$199,971	$241,801

Portfolio turnover rate(j)	14%		25%	28%	28%	41%	175%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar U.S. Equity ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)

Net asset value, beginning of period	$76.87		$69.46	$57.11	$57.06	$59.02	$40.80

Net investment income(b)	0.52		1.00	0.94	0.90	0.79	0.66
Net realized and unrealized gain (loss)(c)	17.75		7.41	12.35	0.04	(1.95)	18.21

Net increase (decrease) from investment operations	18.27		8.41	13.29	0.94	(1.16)	18.87

Distributions from net investment income(d)	(0.50	)(e)	(1.00)	(0.94)	(0.89)	(0.80)	(0.65)

Net asset value, end of period	$94.64		$76.87	$69.46	$57.11	$57.06	$59.02

Total Return(f)
Based on net asset value	23.82	%(g)	12.08%	23.44%	1.77%	(2.08)%	46.58%

Ratios to Average Net Assets(h)
Total expenses	0.03	%(i)	0.03%	0.03%	0.03%	0.03%	0.18%

Net investment income	1.19	%(i)	1.27%	1.48%	1.65%	1.27%	1.32%

Supplemental Data
Net assets, end of period (000)	$1,178,299		$937,821	$857,809	$748,145	$790,314	$891,187

Portfolio turnover rate(j)	2%		4%	5%	4%	6%	131%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

46	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Value ETF

	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)

Net asset value, beginning of period	$78.91		$73.76	$64.93	$64.89	$63.68	$48.12

Net investment income(b)	0.83		1.62	1.61	1.54	1.38	1.55
Net realized and unrealized gain(c)	12.86		5.18	8.81	0.00 (d)	1.20	15.58

Net increase from investment operations	13.69		6.80	10.42	1.54	2.58	17.13

Distributions from net investment income(e)	(0.80	)(f)	(1.65)	(1.59)	(1.50)	(1.37)	(1.57)

Net asset value, end of period	$91.80		$78.91	$73.76	$64.93	$64.89	$63.68

Total Return(g)
Based on net asset value	17.44	%(h)	9.20%	16.27%	2.53%	4.02%	36.36%

Ratios to Average Net Assets(i)
Total expenses	0.04	%(j)	0.04%	0.04%	0.04%	0.04%	0.22%

Net investment income	1.92	%(j)	2.02%	2.34%	2.43%	2.08%	2.88%

Supplemental Data
Net assets, end of period (000)	$1,129,194		$994,321	$896,228	$782,374	$788,443	$687,758

Portfolio turnover rate(k)	12%		22%	22%	27%	21%	112%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Amount is less than $0.005 per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)	Where applicable, assumes the reinvestment of distributions.
(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar U.S. Equity	Diversified
Morningstar Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

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Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Morningstar Mid-Cap Value
Barclays Bank PLC	$2,449,220	$(2,449,220)	$—	$—
Goldman Sachs & Co. LLC	1,901,273	(1,901,273)	—	—
HSBC Bank PLC	4,209	(4,209)	—	—
National Financial Services LLC	450,126	(450,126)	—	—
UBS AG	6,093	(5,972)	—	121	(b)
Wells Fargo Bank N.A.	5,204	(5,204)	—	—

	$4,816,125	$(4,816,004)	$—	$121

Morningstar Small-Cap
Barclays Bank PLC	$555,965	$(555,965)	$—	$—
Barclays Capital, Inc.	61,198	(61,198)	—	—
BMO Capital Markets Corp.	131,510	(131,510)	—	—
BNP Paribas SA	1,672,890	(1,672,890)	—	—
BofA Securities, Inc.	1,796,762	(1,796,762)	—	—
Citadel Clearing LLC	11,071	(11,071)	—	—
Citigroup Global Markets, Inc.	2,673,051	(2,593,870)	—	79,181
Goldman Sachs & Co. LLC	4,877,834	(4,877,834)	—	—
HSBC Bank PLC	117,610	(117,610)	—	—
ING Financial Markets LLC	13,741	(13,741)	—	—
J.P. Morgan Securities LLC	4,468,557	(4,468,557)	—	—
Jefferies LLC	347,142	(347,142)	—	—
Morgan Stanley	4,298,921	(4,298,921)	—	—
National Financial Services LLC	1,540,058	(1,540,058)	—	—
Natixis SA	190,188	(190,188)	—	—
Nomura Securities International, Inc.	35,773	(35,773)	—	—
Pershing LLC	2,977	(2,977)	—	—
Scotia Capital (USA), Inc.	34,721	(33,903)	—	818	(b)
State Street Bank & Trust Co.	262,833	(262,833)	—	—
Toronto-Dominion Bank	100,360	(98,459)	—	1,901	(b)
UBS AG	846,012	(807,004)	—	39,008
Virtu Americas LLC	498,702	(498,702)	—	—
Wells Fargo Bank N.A.	1,610,248	(1,610,248)	—	—
Wells Fargo Securities LLC	1,206,295	(1,206,295)	—	—

	$27,354,419	$(27,233,511)	$—	$120,908

Morningstar U.S. Equity
BNP Paribas SA	$7,831	$(7,831)	$—	$—
Citigroup Global Markets, Inc.	1,717,725	(1,717,725)	—	—
Goldman Sachs & Co. LLC	59,552	(59,181)	—	371	(b)
HSBC Bank PLC	297,483	(297,483)	—	—
J.P. Morgan Securities LLC	497,520	(497,520)	—	—
Morgan Stanley	516,599	(515,204)	—	1,395	(b)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Morningstar U.S. Equity (continued)
SG Americas Securities LLC	$38,879	$(38,879)	$—	$—
State Street Bank & Trust Co.	1,004	(980)	—	24	(b)
Wells Fargo Bank N.A.	23,265	(23,265)	—	—

	$3,159,858	$(3,158,068)	$—	$1,790

Morningstar Value
Goldman Sachs & Co. LLC	$63,033	$(61,766)	$—	$1,267	(b)
J.P. Morgan Securities LLC	24,256	(23,400)	—	856	(b)

	$87,289	$(85,166)	$—	$2,123

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of October 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Morningstar Mid-Cap Value	0.06%
Morningstar Small-Cap	0.04
Morningstar U.S. Equity	0.03
Morningstar Value	0.04

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Morningstar Mid-Cap Value	$ 14,806
Morningstar Small-Cap	32,497
Morningstar U.S. Equity	7,147
Morningstar Value	4,494

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Morningstar Mid-Cap Value	$63,218,339	$77,978,483	$(3,714,911)
Morningstar Small-Cap	17,938,902	14,396,043	592,531
Morningstar U.S. Equity	6,069,927	6,505,141	(3,531,130)
Morningstar Value	45,424,332	63,340,745	(12,619,527)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Morningstar Mid-Cap Value	$ 132,767,345	$ 130,351,603
Morningstar Small-Cap	32,390,833	32,096,777
Morningstar U.S. Equity	21,046,364	23,133,995
Morningstar Value	127,413,146	126,176,773

For the six months ended October 31, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Morningstar Mid-Cap Value	$ 168,401,827	$ 26,119,991
Morningstar Small-Cap	—	5,698,195
Morningstar U.S. Equity	43,584,080	20,751,876
Morningstar Value	96,783,891	121,701,568

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of April 30, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

Morningstar Mid-Cap Value	$ (24,558,579)
Morningstar Small-Cap	(33,851,271)
Morningstar U.S. Equity	(79,790,332)
Morningstar Value	(23,259,843)

(a) Amounts available to offset future realized capital gains.

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Morningstar Mid-Cap Value	$738,463,724	$166,452,555	$(36,101,417)	$ 130,351,138
Morningstar Small-Cap	240,144,503	70,542,219	(30,476,910)	40,065,309
Morningstar U.S. Equity	735,073,641	486,286,450	(40,673,526)	445,612,924
Morningstar Value	855,650,927	307,187,138	(33,512,347)	273,674,791

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 10/31/25		Year Ended 04/30/25

iShares ETF	Shares	Amount	Shares	Amount

Morningstar Mid-Cap Value
Shares sold	2,200,000	$170,152,362	1,650,000	$118,585,540
Shares redeemed	(350,000)	(26,050,626)	(1,250,000)	(90,757,304)

	1,850,000	$144,101,736	400,000	$27,828,236

Morningstar Small-Cap
Shares sold	—	$—	200,000	$10,521,406
Shares redeemed	(100,000)	(5,809,765)	(150,000)	(8,808,443)

	(100,000)	$(5,809,765)	50,000	$1,712,963

Morningstar U.S. Equity
Shares sold	500,000	$43,776,509	2,750,000	$212,119,848
Shares redeemed	(250,000)	(20,835,788)	(2,900,000)	(240,455,974)

	250,000	$22,940,721	(150,000)	$(28,336,126)

Morningstar Value
Shares sold	1,200,000	$97,479,404	2,100,000	$167,239,190
Shares redeemed	(1,500,000)	(122,210,885)	(1,650,000)	(130,230,860)

	(300,000)	$(24,731,481)	450,000	$37,008,330

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

56	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract

iShares Morningstar Mid-Cap Value ETF, iShares Morningstar Small-Cap ETF, iShares Morningstar U.S. Equity ETF, iShares Morningstar Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	57

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	59

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

60	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 22, 2025